As filed with the U.S. Securities and Exchange Commission on March 30, 2007

File No. 33-33980

File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 50

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Santa Monica CA 90401

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

1299 Ocean Avenue, Santa Monica, California 90401

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on [Date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [Date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

U.S. SMALL CAP VALUE PORTFOLIO II

DFA INTERNATIONAL VALUE PORTFOLIO II

U.S. LARGE CAP VALUE PORTFOLIO II

DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

DFA INTERNATIONAL VALUE PORTFOLIO

CONTENTS

This Post-Effective Amendment No. 49/50 to Registration File Nos. 33-33980/811-6067 includes the following:

1.	FACING PAGE (1)

2.	CONTENTS PAGE

3.	PART A — Prospectus relating to the Registrant’s LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio series of shares

4.	PART A — Prospectus relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

5.	PART A — Prospectus relating to Registrant’s U.S. Small Cap Value Portfolio II series of shares

6.	PART A — Prospectus relating to Registrant’s DFA International Value Portfolio II series of shares

7.	PART A — Prospectus relating to Registrant’s U.S. Large Cap Value Portfolio II series of shares

8.	PART A — Prospectus relating to Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

9.	PART A—Prospectus relating to Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

10.	PART A — Prospectus relating to the Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

11.	PART A — Prospectus (1)

12.	PART B — Statement of Additional Information relating to the Registrant’s LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio series of shares

13.	PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

14.	PART B — Statement of Additional Information relating to the Registrant’s U.S. Small Cap Value Portfolio II series of shares

15.	PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio II series of shares

16.	PART B — Statement of Additional Information relating to the Registrant’s U.S. Large Cap Value Portfolio II series of shares

17.	PART B — Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

18.	PART B—Statement of Additional Information relating to the Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

19.	PART B — Statement of Additional Information relating to the Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

20.	PART B — Statement of Additional Information (1)

21.	PART C — Other Information

22.	SIGNATURES

(1)	The Prospectus and Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio series of shares, dated March 30, 2007, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 88/89 to the Registration Statement of DFA Investment Dimensions Group Inc., filed March 30, 2007 (File Nos. 2-73948/811-3258) pursuant to Rule 485(b) of the 1933 Act.

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

The two investment companies described in this Prospectus (DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.) each offer a variety of investment portfolios. Each of the Portfolios described in this Prospectus has its own investment objective and policies, and is the equivalent of a separate mutual fund. LWAS/DFA International High Book To Market Portfolio is offered by

DFA Investment Dimensions Group Inc. The other listed Portfolios are part of Dimensional

Investment Group Inc. The four Portfolios:  •  Are exclusively available to clients of LWI Financial Inc.  •  Do not charge sales commissions

or “loads.”  •  Are designed for long-term investors.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios

F   A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F   Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F   Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F   Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer. See “Market Capitalization Weighted Approach.”

Some Portfolios Have Special Structures: Certain Portfolios, called “Feeder Portfolios,” do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.) LWI Financial Inc. (“LWIF”) provides shareholders with client services such as performance reporting.

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

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Investment Objectives and Strategies

F   Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“Amex”) or Nasdaq Global Market® (“Nasdaq”).

F   “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F   In selecting value stocks, the Advisor primarily considers price relative to book value.

F   LWAS/DFA International High Book To Market Portfolio’s foreign currency risks generally are not hedged.

Equity Portfolios:

LWAS/DFA U.S. High Book to Market Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large U.S. companies using a market capitalization weighted approach.

•        Principal Risk: Market Risk.

LWAS/DFA International High Book to Market Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

Fixed Income Portfolios:

LWAS/DFA Two-Year Fixed Income Portfolio

•        Investment Objective: Maximize total returns consistent with the preservation of capital.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. These fixed income securities may include securities of the U.S. government and its agencies, domestic and foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio intends to concentrate investments in the banking industry under certain conditions.

•        Principal Risks: Market Risk, Income Risk, Interest Rate Risk, Credit Risk and Risks of Banking Concentration.

LWAS/DFA Two-Year Government Portfolio

•        Investment Objective: Maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies consistent with preservation of capital.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in two years or less. The Portfolio may also enter into repurchase agreements backed by U.S. government securities.

•        Principal Risks: Market Risk, Income Risk, Interest Rate Risk and Credit Risk.

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Principal Risks

Market Risk (All Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (LWAS/DFA International High Book to Market Portfolio): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). LWAS/DFA International High Book to Market Portfolio’s Master Fund does not hedge foreign currency risk.

Income Risk (Fixed Income Portfolios): Income risk is the risk that falling interest rates will cause the Portfolio’s income to decline.

Interest Rate Risk (Fixed Income Portfolios): Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk (Fixed Income Portfolios): Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Portfolio’s performance. While securities directly issued or guaranteed by the U.S. Treasury and agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities or by private issuers may have greater credit risks. Government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and interest.

Risks of Banking Concentration (LWAS/DFA Two-Year Fixed Income Portfolio): The LWAS/DFA Two-Year Fixed Income Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of the LWAS/DFA Two-Year Fixed Income Portfolio to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolio’s values to fluctuate.

Other Risks
Derivatives (All Portfolios):

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio may use bond (interest rate) futures and options contracts, swaps

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and other types of derivatives to hedge against changes in interest rates. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Each Portfolio (or with respect to a Feeder Portfolio, its Master Fund) may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on a Portfolio’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending (All Portfolios):
Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the non-Feeder Portfolios or Master Funds may lose money and there may be a delay in recovering the loaned securities. A non-Feeder Portfolio or Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.
Other Information
Commodity Pool Operator Exemption:
Each Portfolio and Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

        Shareholder Fees (fees paid directly from your investment): None*

*	Most shares of the Portfolios that will be purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2006.

Annual Fund Operating Expenses (as a percentage of average net assets)
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee	0.11%
Other Expenses	0.21%

Total Operating Expenses	0.32%

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee	0.21%
Other Expenses	0.26%

Total Operating Expenses	0.47%

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO(2)
Management Fee	0.15%
Other Expenses	0.16%

Total Operating Expenses	0.31%

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO(2)
Management Fee	0.15%
Other Expenses	0.17%

Total Operating Expenses	0.32%

(1)	Feeder Portfolio. The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Feeder Portfolio and the Master Fund.

(2)	“Other Expenses” include a client services fee payable to LWIF of 0.15%, 0.19%, 0.08% and 0.08% by the LWAS/DFA U.S. High Book to Market Portfolio, the LWAS/DFA International High Book to Market Portfolio, the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio, respectively.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and current reimbursement fees may apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LWAS/DFA U.S. High Book to Market Portfolio	$33	$103	$180	$406
LWAS/DFA International High Book to Market Portfolio	$48	$151	$263	$591
LWAS/DFA Two-Year Fixed Income Portfolio	$32	$100	$174	$393
LWAS/DFA Two-Year Government Portfolio	$33	$103	$180	$406

With respect to the Feeder Portfolios, the table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the Master Funds in which the Portfolios invests.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the following Master Funds received the following net revenues from a securities lending program, which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Large Cap Value Series	$2,231,000	0.03%
The DFA International Value Series	$8,035,000	0.14%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors LP (the “Advisor”) provides each Portfolio with administrative services and also serves as investment advisor to the non-Feeder Portfolios and the Master Funds. LWI Financial Inc. (“LWIF”) (formerly, Assante Asset Management, Inc.) serves as client service agent to each Portfolio. See “MANAGEMENT OF THE FUNDS.”

Dividend Policy

The Portfolios distribute dividends from their net investment income quarterly (on a calendar basis) and distribute any net realized capital gains annually after the end of the fiscal year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the Master Fund in which it invests. The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The redemption price of a share of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVES AND POLICIES—EQUITY PORTFOLIOS

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Investment Objective and Policies

The investment objective of the LWAS/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Cap Value Series seeks to achieve its objective by purchasing common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Portfolio Construction

The U.S. Large Cap Value Series generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, for the purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, Amex or Nasdaq. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2006, the market capitalization of a large cap company was defined by the 90% market capitalization guideline to be $2,092 million, or above. This dollar amount will change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the U.S. Large Cap Value Series changes this investment policy, LWAS/DFA U.S. High Book to Market Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The U.S. Large Cap Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Large Cap Value Series may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the U.S. Large Cap Value Series may invest in affiliated and unaffiliated unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The total market capitalization range, and the value criteria used by the Advisor for the U.S. Large Cap Value Series, as described above, generally apply at the time of purchase by the U.S. Large Cap Value Series. The U.S. Large Cap Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “EQUITY PORTFOLIOS” in this prospectus.

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LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Investment Objective and Policies

The investment objective of LWAS/DFA International High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a book to market ratio). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Under normal market conditions, the International Value Series intends to invest its assets in companies organized, having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The International Value Series intends to invest in the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or regional specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of December 31, 2006, on an aggregate basis for the International Value Series, the Advisor considered large companies to be those companies with a market capitalization of at least $752 million. This threshold will vary by country or region. For example, as of December 31, 2006, the Advisor considered a large company in the European Monetary Union to have a market capitalization of at least $2,684 million, a large company in Australia to have a market capitalization of at least $1,400 million and a large company in Hong Kong to have a market capitalization of at least $1,517 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The International Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the International Value Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Value Series may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

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EQUITY PORTFOLIOS

With respect to the Equity Portfolios and the Master Funds in which such Portfolios invest, investments will generally be made in eligible securities using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

INVESTMENT OBJECTIVES AND POLICIES—FIXED INCOME PORTFOLIOS

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

The investment objective of LWAS/DFA Two-Year Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital. This objective will be pursued by purchasing U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the LWAS/DFA Two-Year Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The LWAS/DFA Two-Year Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. (See “Investments in the Banking Industry.”) The LWAS/DFA Two-Year Fixed Income Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

The investment objective of the LWAS/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies consistent with the preservation of capital. Generally, this objective will be pursued by purchasing U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within two years from the date of settlement. If the LWAS/DFA Two-Year Government Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

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Description of Investments

The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

Permissible Categories
LWAS/DFA Two-Year Fixed Income Portfolio	1-9
LWAS/DFA Two-Year Government Portfolio	1, 2, 6, 9

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. Government Agency Obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3.    Corporate Debt Obligations—Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Rating Group, a Division of The McGraw-Hill Companies (“S&P”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

5.    Commercial Paper—Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P.

6.    Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments or their agencies or instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9.    Money Market Funds—The Portfolios may invest in affiliated and unaffiliated unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

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The categories of investments that may be acquired by the LWAS/DFA Two-Year Fixed Income and LWAS/DFA Two-Year Government Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The LWAS/DFA Two-Year Fixed Income Portfolio will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations exceeds 25% of the total net assets of the LWAS/DFA Two-Year Fixed Income Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. Once the Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy results in less than 25% of the Portfolio’s total assets consisting of banking industry securities. As of the date of this Prospectus, the LWAS/DFA Two-Year Fixed Income Portfolio is concentrating its investments in banking industry securities.

The types of bank and bank holding company obligations in which the LWAS/DFA Two-Year Fixed Income Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments.” In addition, the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are each authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

The LWAS/DFA Two-Year Fixed Income Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the LWAS/DFA Two-Year Fixed Income Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

The Fixed Income Portfolios are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the LWAS/DFA Two-Year Fixed Income Portfolio could be 0% to 200%, and the LWAS/DFA Two-Year Government Portfolio could be 0% to 200%. Taxable distributions ordinarily increase with trading activity. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of the LWAS/DFA Two-Year Fixed Income Portfolio or the LWAS/DFA Two-Year Government Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

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MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Master Funds in which the Equity Portfolios invest involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of the Master Funds to a particular issuer to a maximum proportion of the assets of the Master Funds. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. See ‘‘PURCHASE OF SHARES—In Kind Purchases.’’ While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

SECURITIES LOANS

The Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Equity

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Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While the Portfolios or Master Funds may earn additional income from lending securities, such activity is incidental to their investment objectives. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of each Portfolio’s or Master Fund’s total assets. To the extent a Portfolio or Master Fund loans a portion of its securities, the Portfolio or the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, and (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios or Master Funds may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, a Portfolio or Master Fund will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. A Portfolio or Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio or Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio or Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. Although each Feeder Fund is authorized to lend its portfolio securities, as long as it only holds shares of its Master Fund, it will not do so.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Each non-Feeder Portfolio and Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment strategies for the non-Feeder Portfolios and Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the non-Feeder Portfolios and Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the non-Feeder Portfolios and Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the non-Feeder Portfolios and Master Funds indicated.

U.S. Large Cap Value Series	Robert T. Deere

International Value Series	Karen E. Umland

Fixed Income Portfolios	David A. Plecha

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also

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holds a BS and a BA from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios since the end of 1991.

The Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides all non-Feeder Portfolios and Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Boards of Trustees/ Directors approving the investment management agreements with respect to the Non-Feeder Portfolios and Master Funds is available in the semi-annual reports for the Portfolios for the six-month period ending May 31, 2006. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this prospectus, assets under management total approximately $130 billion.

The DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund,” and collectively the “Funds”) and the Trust bear all of their own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses of a Fund which are not allocable to a particular Portfolio are borne by each Portfolio of that Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund of the Trust on the basis of its relative net assets.

Consulting Services—International Value Series

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series. The Advisor controls DFAL and DFA Australia.

Client Service Agent—All Portfolios

Pursuant to a Client Service Agent Agreement with each Portfolio, LWIF performs various services for the Portfolios. These services include establishment of a toll-free telephone number for shareholders of each

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Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the applicable Board of Directors may reasonably request.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). With the exception of LWAS/DFA International High Book to Market Portfolio, upon written notice to the Advisor and completion of account information, shareholders of the remaining Portfolios may select one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

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The LWAS/DFA International High Book to Market Portfolio will not be permitted to pass through a credit or deduction for its pro-rata share of foreign withholding taxes paid by its corresponding Master Fund since such Master Fund is organized as a corporation.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. To the extent a Master Fund invests in U.S. government obligations, distributions derived from interest on these obligations and paid to its corresponding Feeder Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

PURCHASE OF SHARES

Only clients of LWIF are eligible to purchase shares of the Portfolios. Investors should first contact LWIF at (800) 366-7266, ext. 7, to notify LWIF of the proposed investment.

Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of LWIF may also be subject to investment advisory fees under their own arrangements with LWIF.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the applicable Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by such Portfolio (or its corresponding Master Fund) or otherwise represented in its portfolio as described in this prospectus. Shares of the LWAS/DFA International High Book to Market Portfolio may also be purchased in exchange for local currencies in which securities owned by its corresponding Master Fund are denominated. Securities and local currencies accepted by a Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the applicable Fund by the investor upon receipt from the issuer.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio (or its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the applicable

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Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Portfolio (or Master Fund) may not exceed 5% of the net assets of the Portfolio (or Master Fund) immediately after the transaction. The Funds will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, nature of the holdings of the Master Fund in which the LWAS/DFA International High Book to Market Portfolio invests may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price the Master Fund’s holdings and the reflection of those changes in the LWAS/DFA International High Book to Market Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because LWAS/DFA International High Book to Market Portfolio’s Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the LWAS/DFA International High Book to Market Portfolio and its Master Fund calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of the LWAS/DFA International High Book to Market Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Boards of Directors of the Funds and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Funds: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Funds, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Funds reserve the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Funds believe are made on behalf of market timers. The Funds, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Funds or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Funds’ general ability to restrict potentially disruptive trading activity as described above, the Funds also have adopted purchase blocking procedures. Under the Funds’ purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Funds and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Funds,

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Dimensional, or their agents. The Funds and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Funds’ purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Funds’ purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Funds and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

Commencing in October 2007, the Funds, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Funds, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Funds and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Funds. The Funds, Dimensional or their designees, when they detect trading patterns in shares of the Funds that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolios’ shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Funds and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Funds and Dimensional to prevent excessive short-term trading, there is no assurance that the Funds, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Funds, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Funds and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Funds and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

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As of the date of this Prospectus, the ability of the Funds and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Funds and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Funds’ service providers and the Intermediaries. The Funds expect that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by a Portfolio or Master Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by a Portfolio or Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolio or Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Portfolios and Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor)

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occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Portfolios and Master Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Portfolios and Master Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios and Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio or Master Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Portfolios and Master Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio or Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio or Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the International Value Series (in which the LWAS/DFA International High Book to Market Portfolio invests all of its assets) is expressed in U.S. dollars by translating the net assets of the International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Value Series own securities that are primarily listed on foreign exchanges which may trade on days when the LWAS/DFA International High Book to Market Portfolio and International Value Series do not price their shares, the net asset value of the LWAS/DFA International High Book to Market Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund is determined each day as of such close.

Public Offering Price

Provided that LWIF has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the order by PFPC Inc., the Funds’ transfer agent. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents or various financial

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intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures).

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost (“reimbursement fee”). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and the corresponding Master Funds. Any such charges will be described in the Prospectus.

EXCHANGE OF SHARES

An investor may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or another portfolio of the Funds, by first contacting LWIF and completing the documentation required by LWIF and the Advisor.

The minimum amount for an exchange into a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”) is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors should contact LWIF for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and (if no authorized signatures for the account are on file) a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired may be issued in compliance with the securities laws of the investor’s state of residence.

There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

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REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to LWIF in the form required by LWIF. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc. (or an Intermediary or a Sub-designee, if applicable).

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Funds reserve the right to redeem a shareholder’s account if the value of the shares in a specific account is $500 or less because of redemptions by the shareholder. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio being redeemed (or its corresponding Master Fund) in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The LWAS/DFA International High Book to Market Portfolio also reserves the right to redeem its shares in the currencies in which the International Value Series’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions and the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios

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also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Feeder Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and Master Fund generally will disclose up to 25 of its largest portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. Each Portfolio and Master Fund also generally will disclose its complete portfolio holdings (or with respect to a Feeder Portfolio, the holdings of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the annual reports which are available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	LWAS/DFA U.S. High Book to Market Portfolio
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$13.91	$12.28	$10.23	$8.74	$11.17

Income From Investment Operations
Net Investment Income (Loss)	0.23 *	0.19	0.10	0.13	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	2.23	1.57	2.08	1.59	(0.98)

Total from Investment Operations	2.46	1.76	2.18	1.72	(0.86)

Less Distributions
Net Investment Income	(0.22)	(0.13)	(0.13)	(0.12)	(0.13)
Net Realized Gains	(0.05)	—	—	(0.11)	(1.44)

Total Distributions	(0.27)	(0.13)	(0.13)	(0.23)	(1.57)

Net Asset Value, End of Period	$16.10	$13.91	$12.28	$10.23	$8.74

Total Return	17.90%	14.44%	21.45%	20.18%	(8.86)%
Net Assets, End of Period (thousands)	$124,983	$103,311	$92,494	$76,487	$71,336
Ratio of Expenses to Average Net Assets**	0.32%	0.34%	0.35%	0.36%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.43%	0.87%	1.39%	1.15%

*	Computed using average shares outstanding

**	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	LWAS/DFA International High Book to Market Portfolio
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$17.49	$15.93	$12.55	$9.61	$11.35

Income From Investment Operations
Net Investment Income (Loss)	0.61 *	0.48	0.27	0.24	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	5.23	1.87	3.63	3.07	(0.90)

Total from Investment Operations	5.84	2.35	3.90	3.31	(0.60)

Less Distributions
Net Investment Income	(0.63)	(0.43)	(0.51)	(0.24)	(0.34)
Net Realized Gains	(0.81)	(0.36)	(0.01)	(0.13)	(0.80)

Total Distributions	(1.44)	(0.79)	(0.52)	(0.37)	(1.14)

Net Asset Value, End of Period	$21.89	$17.49	$15.93	$12.55	$9.61

Total Return	35.40%	15.32%	31.89%	35.96%	(5.76)%
Net Assets, End of Period (thousands)	$179,984	$138,782	$130,397	$109,942	$89,140
Ratio of Expenses to Average Net Assets**	0.47%	0.50%	0.52%	0.55%	0.54%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.88%	1.88%	2.20%	2.15%

*	Computed using average shares outstanding.

**	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	LWAS/DFA Two-Year Fixed Income Portfolio
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$9.82	$9.90	$10.17	$10.40	$10.25

Income From Investment Operations
Net Investment Income (Loss)	0.35 *	0.27	0.16	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized) .	0.08	(0.11)	(0.08)	(0.01)	0.18

Total from Investment Operations	0.43	0.16	0.08	0.22	0.50

Less Distributions
Net Investment Income	(0.31)	(0.24)	(0.14)	(0.22)	(0.35)
Net Realized Gains	—	—	(0.21)	(0.23)	—

Total Distributions	(0.31)	(0.24)	(0.35)	(0.45)	(0.35)

Net Asset Value, End of Period	$9.94	$9.82	$9.90	$10.17	$10.40

Total Return	4.47%	1.65%	0.85%	2.15%	4.95%
Net Assets, End of Period (thousands)	$86,082	$80,199	$80,584	$73,101	$82,184
Ratio of Expenses to Average Net Assets	0.31%	0.36%	0.38%	0.37%	0.35%
Ratio of Net Investment Income to Average Net Assets	3.57%	2.72%	1.65%	1.72%	3.09%
Portfolio Turnover Rate	15%	48%	152%	171%	131%

*	Computed using average shares outstanding.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	LWAS/DFA Two-Year Government Portfolio
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$9.75	$9.83	$10.13	$10.46	$10.37

Income From Investment Operations
Net Investment Income (Loss)	0.34 *	0.26	0.17	0.16	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	(0.10)	(0.06)	0.06	0.16

Total from Investment Operations	0.42	0.16	0.11	0.22	0.47

Less Distributions
Net Investment Income	(0.30)	(0.24)	(0.15)	(0.20)	(0.34)
Net Realized Gains	—	—	(0.26)	(0.35)	(0.04)

Total Distributions	(0.30)	(0.24)	(0.41)	(0.55)	(0.38)

Net Asset Value, End of Period	$9.87	$9.75	$9.83	$10.13	$10.46

Total Return	4.42%	1.67%	1.10%	2.11%	4.73%
Net Assets, End of Period (thousands)	$72,948	$68,708	$69,853	$85,140	$85,609
Ratio of Expenses to Average Net Assets	0.32%	0.37%	0.36%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	3.45%	2.67%	1.63%	1.57%	2.88%
Portfolio Turnover Rate	29%	44%	142%	216%	165%

*	Computed using average shares outstanding.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Client Service Agent LWI FINANCIAL INC. 3055 Olin Ave., Suite 2000 San Jose, CA 95128 Tel. No. (800) 366-7266
Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005
Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered

Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Two Commerce Square

Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Funds:

•	Clients of LWI Financial Inc. (LWIF) should call (800) 366-7266 ext. 7.

•

If you are an LWIF client, call that firm toll-free at (800) 366-7266 to request free copies. Additional materials describing the Funds and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access them on our website at http://www.dfaus.com.

•	Access them on the EDGAR database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Client Service Agent:
Dimensional Fund Advisors LP	LWI Financial Inc.
1299 Ocean Avenue	3055 Olin Ave., Suite 2000
Santa Monica, CA 90401	San Jose, CA 95128
(310) 395-8005	(800) 366-7266

DFA Investment Dimensions Group Inc. (LWAS/DFA International High Book to Market Portfolio)—Registration No. 811-3258

Dimensional Investment Group Inc. (all other Portfolios)—Registration No. 811-6067

RRD033007-003

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients of registered investment advisers.  •  Is designed for long-term investors.

•  Do not charge sales commissions or “loads.”

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios are “Feeder Portfolios”— portfolios that do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

F   Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F   Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F   Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

F   Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“Amex”) or Nasdaq Global Market® (“Nasdaq”).

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for the Master Funds. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the U.S. Large Cap Value Portfolio III and the Tax-Managed U.S. Marketwide Value Portfolio II use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

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F Shareholders of the Tax-Managed U.S. Marketwide Value Portfolio II may save on taxes while they hold their shares. However, they will still have to pay taxes if they sell their shares at a profit.

Tax Managed Portfolio Strategies:

The Advisor’s tax management strategies are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities of the Master Fund in which the Tax-Managed U.S. Marketwide Value Portfolio II invests with the goals of:

1.      Delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated).

2.      Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

Investment Objectives and Strategies
F DFA International Value Portfolio III’s foreign currency risks generally are not hedged.

DFA International Value Portfolio III

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

F   “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F   In selecting value stocks, the Advisor primarily considers price relative to book value.

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

•        Investment Objectives:

–U.S. Large Cap Value Portfolio III: Long-term capital appreciation.

–Tax-Managed U.S. Marketwide Value Portfolio II: Long-term capital appreciation while minimizing federal income taxes on returns.

•        Investment Strategy (Both Portfolios): Purchase shares of a Master Fund that buys value stocks of United States companies on a market capitalization weighted basis.

•        Principal Risks: Market Risk (Both Portfolios), Small Company Risk (Tax-Managed U.S. Marketwide Value Portfolio II) and Tax Management Strategy Risk (Tax-Managed U.S. Marketwide Value Portfolio II).

•        How the Portfolios Differ: The Portfolios focus on different parts of the value stocks universe:

–U.S. Large Cap Value Portfolio III — Large capitalization stocks.

–Tax-Managed U.S. Marketwide Value Portfolio II — The full universe of stocks.

Only the Tax-Managed U.S. Marketwide Value Portfolio II employs the Advisor’s tax management strategies.

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Principal Risks

Market Risk (All Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (DFA International Value Portfolio III): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). DFA International Value Portfolio III’s Master Fund does not hedge foreign currency risk.

Small Company Risk (Tax-Managed U.S. Marketwide Value Portfolio II): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Tax Management Strategy Risk (Tax-Managed U.S. Marketwide Value Portfolio II): The tax-management strategies may alter investment decisions and affect the portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed U.S. Marketwide Value Portfolio II may deviate from that of non-tax-managed mutual funds.

Other Risks

Derivatives (All Portfolios):

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Master Funds may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Funds’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Master Fund uses derivatives for non-hedging purposes, the Master Fund will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending (All Portfolios):

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Master Funds may lose money and there may be a delay in recovering the loaned securities. A Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The Master Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables below illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year and ten year (or since inception, if shorter) returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolios that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2006.

DFA INTERNATIONAL VALUE PORTFOLIO III
Management Fee	0.21%
Other Expenses	0.05%

Total Annual Operating Expenses	0.26%

U.S. LARGE CAP VALUE PORTFOLIO III
Management Fee	0.11%
Other Expenses	0.03%

Total Annual Operating Expenses	0.14%

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
Management Fee	0.20%
Other Expenses	0.04%

Total Annual Operating Expenses	0.24%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
DFA International Value Portfolio III	$27	$84	$146	$331
U.S. Large Cap Value Portfolio III	$14	$45	$79	$179
Tax-Managed U.S. Marketwide Value Portfolio II	$25	$77	$135	$306

The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and their Master Funds.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the following Portfolio and Master Funds received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio or Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
DFA International Value Series*	$8,035,000	0.14%
U.S. Large Cap Value Series*	$2,231,000	0.03%
Tax-Managed U.S. Marketwide Value Portfolio II**	$295,000	0.03%

*	A Master Fund taxed as a corporation in which a Feeder Portfolio invests. “Net Revenue” reflects the total securities lending revenue generated by the Feeder Portfolio’s Master Fund.
**	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides each Portfolio with administrative services and also serves as investment advisor to each Master Fund. See “MANAGEMENT OF THE PORTFOLIOS.”

Dividend Policy

Each Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and will distribute any net realized capital gains annually after the end of the Fund’s fiscal year in November. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Master Fund. The redemption price of a share of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL VALUE PORTFOLIO III

The investment objective of the DFA International Value Portfolio III (the “International Value Portfolio”) is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The International Value Series purchases the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, the International Value Series intends to invest its assets in companies organized, having a majority of their assets in, or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The International Value Series intends to purchase the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or regional specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of December 31, 2006, on an aggregate basis for the International Value Series, the Advisor considered large companies to be those companies with a market capitalization of at least $752 million. This threshold will vary by country or region. For example, as of December 31, 2006, the Advisor considered a large company in the European Monetary Union to have a market capitalization of at least $2,684 million, a large company in Australia to have a market capitalization of at least $1,400 million, and a large company in Hong Kong to have a market capitalization of at least $1,517 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities in each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The International Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the International Value Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Value Series may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and

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unaffiliated unregistered money market funds to manage the International Value Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

THE U.S. LARGE CAP VALUE PORTFOLIO III

The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio invests all of its assets in The U.S. Large Cap Value Series (the “U.S. Value Series”) of the Trust, which has the same investment objective and policies as the U.S. Value Portfolio.

The U.S. Value Series invests in the common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The U.S. Value Series generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, for the purposes of the U.S. Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, Amex or Nasdaq. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2006, the market capitalization of a large cap company was defined by the 90% market capitalization guideline to be $2,092 million, or above. This dollar amount will change due to market conditions. On at least a semi-annual basis, the Advisor will review the market capitalization limits to prepare lists of companies whose stock is eligible for investment by the U.S. Value Series. As a non-fundamental policy, under normal circumstances, The U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If The U.S. Value Series changes this investment policy, U.S. Value Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The U.S. Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the U.S. Value Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The U.S. Value Series may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the U.S. Value Series may invest in affiliated and unaffiliated unregistered money market funds to manage the U.S. Value Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The U.S. Value Series uses a market capitalization weighted approach. That is, each security is generally purchased based on the issuer’s relative market capitalization. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

The total market capitalization range, and the value criteria used by the Advisor for the U.S. Value Series, as described above, generally apply at the time of purchase by the U.S. Value Series. The U.S. Value Series is not

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required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria may nevertheless be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio will pursue its investment objective by investing all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of the Trust. The Tax-Managed Value Series has the same investment objective and policies as the Tax-Managed Value Portfolio.

The Tax-Managed Value Series invests in the common stocks of U.S. companies which the Advisor determines to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, however, the Advisor may consider additional factors such as a company’s price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Tax-Managed Value Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers for purchase by this Series companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of companies listed on the NYSE, Amex or Nasdaq. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the Tax-Managed U.S. Marketwide Value Series changes this investment policy, Tax-Managed U.S. Marketwide Value Portfolio II will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Tax-Managed Value Series may also invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity. In addition, the Tax-Managed Value Series may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Tax-Managed Value Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Tax-Managed Value Series may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Tax-Managed Value Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The total market capitalization ranges, and the value criteria used by the Advisor for the Tax-Managed Value Series, as described above, generally apply at the time of purchase by the Tax-Managed Value Series. The Tax-Managed Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Equity Portfolios” in this Prospectus. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Series.

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Tax Management Strategies

The Tax-Managed Value Series seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and may attempt to reduce dividend income.

When selling securities, the Tax-Managed Value Series typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. The Tax- Managed Value Series, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, the Series, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor may attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Tax-Managed Value Series and Portfolio may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the requisite holding period of the dividend paying stock is not met.

The Tax-Managed Value Series is expected to deviate from its market capitalization weightings to a greater extent than the other Master Funds described in this Prospectus. For example, the Advisor may delay buying the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell the stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, while other Master Funds are managed with the expectation that securities generally will be held for longer than one year, the Tax-Managed Value Series may dispose of securities whenever the Advisor determines that disposition is consistent with its tax management strategies or is otherwise in the best interests of the Tax-Managed Value Series.

Although the Advisor intends to manage the Tax-Managed Value Series in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when the Tax-Managed Value Series realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gain, if any, on a redemption of the Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

PORTFOLIO TRANSACTIONS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Master Funds involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting

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means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from the market capitalization weighting to limit or fix the exposure of the Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. (See ‘‘PURCHASE OF SHARES—In Kind Purchases.’’) While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the International Value Series. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of the International Value Series. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

The Tax-Managed Value Series should not be expected to adhere to its market capitalization weighting approach to the same extent as the other Master Funds. The tax management strategies used by the Advisor for the Tax-Managed Value Series to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from the market capitalization weighting approach.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. For information concerning

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the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets, which includes the value of collateral received. To the extent a Master Fund loans a portion of its securities, a Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Master Funds may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. As a result, the Tax-Managed Value Series may limit the use of securities lending to limit the impact of these tax consequences. See the SAI for a further discussion of the tax consequences related to securities lending. A Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, a Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. Each Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Each Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Master Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the Master Funds:

U.S. Value Series and Tax-Managed Value Series	Robert T. Deere

International Value Series	Karen E. Umland

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a BS and a BA from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity portfolios since 1998.

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The Statement of Additional Information (“SAI”) provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution. The Advisor’s address is 1299 Ocean Avenue, Santa Monica, CA 90401. For the advisory fees that the Portfolios have incurred for the fiscal year ending November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreements with respect to the Master Funds is available in the semi-annual reports for the Portfolios for the six-month period ending May 31, 2006.

Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses which are not allocable to a particular Portfolio or Master Fund are borne by each Portfolio and Master Fund on the basis of their relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management total approximately $130 billion.

Consulting Services—International Value Series

In general, the Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series of the Trust. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios generally are distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually after the end of the Portfolio’s fiscal year. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of each of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the Portfolios, who do not own their shares under a 401(k) plan, may select one of the following options upon written notice to the Advisor:

Income Option — to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option — to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

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Cash Option — to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

The DFA International Value Portfolio III will not be permitted to pass though a credit or deduction for its pro rata share of foreign withholding taxes paid by its corresponding Master Fund since such Master Fund is organized as a corporation.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. To the extent a Master Fund organized as a corporation invests in U.S. government obligations, distributions derived from interest on these obligations and paid to its corresponding Portfolio and, in turn, to shareholders are unlikely to be exempt from state and local income tax.

Non-U.S. Investors. Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

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PURCHASE OF SHARES

Shares of the Portfolios are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients of financial advisers.

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolios of the Master Fund as described in this Prospectus. Shares may also be purchased in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the DFA International Value Portfolio III with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

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POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, nature of the holdings of the Master Fund in which the International Value Portfolio invests may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price the Master Fund’s holdings and the reflection of those changes in the International Value Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because International Value Portfolio’s Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Value Portfolio and its Master Fund calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of the International Value Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and Trust: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan

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contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

Commencing in October 2007, the Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests

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or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the International Value Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Value Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Value Series prices its shares at the close of the NYSE, the International Value Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Value Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Value Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Value Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value

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prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Value Series. When the International Value Series uses fair value pricing, the values assigned to the International Value Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the International Value Series monitors the operation of the method used to fair value price the International Value Series’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Value Series owns securities that are primarily listed on foreign exchanges which may trade on days when the International Value Series and DFA International Value Portfolio III do not price their shares, the net asset value of the DFA International Value Portfolio III may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that a financial advisor or the service agent designated under a 401(k) Plan has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the order by PFPC Inc., the transfer agent for the Portfolios. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is cancelled, and such purchaser may be prohibited or restricted in the manner of placing further orders. No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company (“DFAIDG”), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the DFA International Value Portfolio III. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.

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An investor who has invested through an employer’s 401(k) plan may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG, the exchange privilege may be terminated and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG or the Fund involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by a commercial bank, trust company or member of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan’s service agent has received appropriate instructions in the form required by such service agent plus any applicable reimbursement fee on purchases by exchange, and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedures

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an Intermediary or a Sub-designee, if applicable) in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific account is $500 or less because of redemptions by the shareholder. Before the Fund

21

involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

Redemption In-Kind

When in the best interest of a Portfolio, the Portfolio (except the Tax-Managed Value Portfolio and The Tax-Managed Value Series) may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur brokerage charges and other transaction costs selling such securities and converting such currencies to dollars. Also, the value of currencies may be affected by currency exchange fluctuations. The Tax-Managed Value Portfolio and the Tax-Managed Value Series are authorized to make redemption payments solely by a distribution of portfolio securities, or a combination of securities and cash, when it is determined by the Advisor to be consistent with the tax management strategies described in this Prospectus and applicable legal and regulatory requirements.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes

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in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and its respective Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. Each Portfolio and its respective Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements are included in the Fund’s annual report. Further information about each Portfolio’s performance is contained in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio III
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$16.89	$15.03	$11.83	$8.92	$10.16

Income from Investment Operations
Net Investment Income (Loss)	0.64 **	0.49	0.27	0.22	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	5.10	1.80	3.43	2.91	(0.76)

Total from Investment Operations	5.74	2.29	3.70	3.13	(0.53)

Less Distributions
Net Investment Income	(0.65)	(0.42)	(0.49)	(0.20)	(0.25)
Net Realized Gains	(0.52)	(0.01)	(0.01)	(0.02)	(0.46)

Total Distributions	(1.17)	(0.43)	(0.50)	(0.22)	(0.71)

Net Asset Value, End of Period	$21.46	$16.89	$15.03	$11.83	$8.92

Total Return	35.67%	15.59%	32.11%	36.09%	(5.52)%

Net Assets, End of Period (thousands)	$999,893	$696,954	$532,647	$356,509	$222,770
Ratio of Expenses to Average Net Assets*	0.26%	0.30%	0.33%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	3.37%	3.08%	2.07%	2.46%	2.52%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	Computed using average shares outstanding.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio III
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$16.89	$14.91	$12.50	$10.55	$13.02

Income from Investment Operations
Net Investment Income (Loss)	0.31 **	0.25	0.14	0.16	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	2.69	1.91	2.54	1.94	(1.14)

Total from Investment Operations	3.00	2.16	2.68	2.10	(1.01)

Less Distributions
Net Investment Income	(0.29)	(0.18)	(0.27)	(0.15)	(0.19)
Net Realized Gains	(0.05)	—	—	—	(1.27)

Total Distributions	(0.34)	(0.18)	(0.27)	(0.15)	(1.46)

Net Asset Value, End of Period	$19.55	$16.89	$14.91	$12.50	$10.55

Total Return	18.10%	14.62%	21.72%	20.23%	(8.66)%

Net Assets, End of Period (thousands)	$1,548,504	$1,122,582	$821,194	$545,795	$378,745
Ratio of Expenses to Average Net Assets*	0.14%	0.17%	0.19%	0.18%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.60%	1.02%	1.58%	1.40%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	Computed using average shares outstanding.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$15.17	$13.20	$11.08	$9.06	$11.46

Income from Investment Operations
Net Investment Income (Loss)	0.26 **	0.20	0.13	0.05	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	2.39	1.94	2.12	2.01	(2.34)

Total from Investment Operations	2.65	2.14	2.25	2.06	(2.30)

Less Distributions
Net Investment Income	(0.25)	(0.17)	(0.13)	(0.04)	(0.10)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.25)	(0.17)	(0.13)	(0.04)	(0.10)

Net Asset Value, End of Period	$17.57	$15.17	$13.20	$11.08	$9.06

Total Return	17.67%	16.36%	20.41%	22.91%	(20.26)%

Net Assets, End of Period (thousands)	$1,015,376	$721,743	$505,147	$328,258	$195,330
Ratio of Expenses to Average Net Assets*	0.24%	0.26%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.49%	1.11%	0.57%	0.57%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	Computed using average shares outstanding.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Fund:

•	Request free copies from:

•	Your plan administrator — if you are a participant in a 401(k) plan offering the Portfolios.

•	Your investment advisor — if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund — if you represent a 401(k) plan sponsor or registered investment advisor. Call collect at (310) 395-8005.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330)

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033007-008

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The

Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain

institutions.  •  Does not charge a sales commission or “load.”   •  Is designed for long-term investors.

U.S. SMALL CAP VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks, and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

F   Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F   Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F   Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular issuer. See “Market Capitalization Weighted Approach.”

F   Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“Amex”) or Nasdaq Global Market® (“Nasdaq”).

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the Portfolio use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

1

Investment Objective and Strategy

F   “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F   In selecting value stocks, the Advisor primarily considers price relative to book value.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund which buys value stocks of small U.S. companies using a market capitalization weighted approach.

Principal Risks

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause securities owned by the Portfolio, and consequently the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks

Derivatives:

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Master Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Master Fund uses derivatives for non-hedging purposes, the Master Fund will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Master Fund may lose money and there may be a delay in recovering the loaned securities. The Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

2

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and ten year returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The index in the table does not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2006.

Management Fee	0.21%
Other Expenses	0.04%

Total Annual Operating Expenses	0.25%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

4

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
U.S. Small Cap Value Series	$8,164,000	0.10%

HIGHLIGHTS

Management and Administrative Services

The Advisor provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and any net realized capital gains in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

5

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in readily marketable common stocks of small U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In measuring value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Master Fund generally will purchase a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, for purposes of the Master Fund, the Advisor considers small cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, Amex or Nasdaq. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2006, the market capitalization of a small cap company was defined by the 10% market capitalization guideline to be $2,092 million, or below. This dollar amount will change due to market conditions. When implementing its strategy, the Master Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 8% of total market capitalization but may also purchase securities of companies above this range that are considered small cap companies under the Advisor’s market capitalization guidelines. On at least a semi-annual basis, the Advisor will review the market capitalization limits and prepare lists of companies whose stock is eligible for investment by the Master Fund. As a non-fundamental policy, under normal circumstances, The Master Fund will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Master Fund changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

Portfolio Construction

Ordinarily, the assets of the Master Fund will be invested in a broad and diverse group of readily marketable common stocks of small U.S. companies with high book to market ratios, as described above. The Master Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Master Fund may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Master Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Master Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Generally, it is the intention of the Master Fund to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach” below. The total market capitalization range, and the value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Weighted Approach” below.

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Market Capitalization Weighted Approach

The Advisor purchases stocks for the Master Fund using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from the market capitalization weighting to limit or fix the exposure of the Master Fund to a particular issuer to a maximum proportion of the assets of the Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Deviation from market capitalization weighting will also occur because the Master Fund generally intends to purchase round lots. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in interest bearing obligations (such as money market instruments) and money market funds, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. Only common stocks whose market capitalizations are not more than the maximum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have appreciated in value to such an extent that they are not then considered by the Advisor to be small companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings increase in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

As described above, investments will be made in virtually all eligible securities using a market capitalization weighted approach. The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. The Master Fund anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets, which includes the value

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of collateral received. To the extent the Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S., securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to its stated investment policies, the Master Fund may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and registered and unregistered money market funds. For the purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. The Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, the Advisor is responsible for the management of the Master Fund’s assets. The Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to security types and brokers.

In accordance with the team approach used to manage the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a BS and a BA from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity funds since 1994.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution. The Advisor’s address is 1299 Ocean Avenue, Santa Monica, CA 90401. For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to the Master Fund is available in the semi-annual report for the Portfolio for the six-month period ending May 31, 2006.

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Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management total approximately $130 billion.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Portfolio has qualified as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) annually, typically in December. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of the Portfolio’s shares will not be subject to federal income taxes.

In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on a sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

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By law, the Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by the Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the Master Fund’s holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). The Portfolio may be subject to arbitrage market timing because the Master Fund has significant holdings in small cap securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Master Fund and Portfolio calculate their net asset values due to, among other reasons, infrequent trading or illiquidity. There is a possibility that arbitrage market timing may dilute the value of the Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

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The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio or the Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

Commencing in October 2007, the Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Portfolio and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading

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Policy or otherwise not in the best interests of the Portfolio. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Portfolio that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Fund. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official

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Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. To the extent that the Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Master Fund is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or the Master Fund of shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the Custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio will be minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost (a “reimbursement fee”). However, a reimbursement fee may be charged prospectively from time to time based upon the future experience of the Portfolio and the Master Fund which would be used to defray the costs of investing in securities (such as brokerage commissions, taxes and other transaction costs). Any such charge will be described in the Prospectus.

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EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Large Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

14

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. The Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

15

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

16

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. SMALL CAP VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$27.73	$26.50	$21.83	$15.53	$17.52

Income From Investment Operations
Net Investment Income (Loss)	0.34 **	0.35	0.34	0.12	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	4.90	2.56	5.47	6.78	0.13

Total from Investment Operations	5.24	2.91	5.81	6.90	0.23

Less Distributions
Net Investment Income	(0.32)	(0.29)	(0.44)	(0.10)	(0.12)
Net Realized Gains	(2.03)	(1.39)	(0.70)	(0.50)	(2.10)

Total Distributions	(2.35)	(1.68)	(1.14)	(0.60)	(2.22)

Net Asset Value, End of Period	$30.62	$27.73	$26.50	$21.83	$15.53

Total Return	20.59%	11.65%	27.83%	46.30%	0.93%

Net Assets, End of Period (thousands)	$705,268	$599,934	$497,340	$306,406	$174,588
Ratio of Expenses to Average Net Assets*	0.25%	0.27%	0.28%	0.30%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.32%	0.31%	0.82%	0.61%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Computed using average shares outstanding.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—	Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access them on our website at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033007-007

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The

Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain

institutions.  •  Does not charge a sales commission or “load.”   •  Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio”— a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

F   Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F   Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F   Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of larger non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

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Investment Objective and Strategy

F   “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F   In selecting value stocks, the Advisor primarily considers price relative to book value.

F   The Portfolio’s foreign currency risks generally are not hedged.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies using a market capitalization weighted approach in each applicable country.

Principal Risks

Foreign Securities and Currencies Risk:  Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Fund in which the Portfolio invests does not hedge foreign currency risk.

Market Risk:  Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks
Derivatives:
Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Master Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Master Fund uses derivatives for non-hedging purposes, the Master Fund will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Master Fund may lose money and there may be a delay in recovering the loaned securities. The Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

2

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and ten year returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The index in the table does not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3

FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

Except as indicated below, the expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2006.

Management Fee	0.21%
Other Expenses	0.06%

Total Annual Operating Expenses	0.27%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The DFA International Value Series	$8,035,000	0.14%

4

HIGHLIGHTS

Management and Administrative Services

The Advisor provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. Dimensional Investment Group Inc. (the “Fund”) contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and any net realized capital gains in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the “NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund seeks to achieve its objective by purchasing in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the Master Fund may invest in the stocks of large companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the countries listed above. In addition, the Master Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, The DFA International Value Series intends to invest its assets in companies organized, having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Master Fund’s assets will be invested in such companies in any one country. The Master Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Master Fund intends to purchase the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or regional specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the

5

universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Master Fund with respect to each country or region. As of December 31, 2006, on an aggregate basis for the Master Fund, the Advisor considered large companies to be those companies with a market capitalization of at least $752 million. This threshold will vary by country or region. For example, as of December 31, 2006, the Advisor considered a large company in the European Monetary Union (EMU) to have a market capitalization of at least $2,684 million, a large company in Australia to have a market capitalization of at least $1,400 million and a large company in Hong Kong to have a market capitalization of at least $1,517 million. These dollar amounts will change due to market conditions.

The Master Fund intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain countries in the Master Fund may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The Master Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Master Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Master Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Weighted Approach” in this Prospectus.

The Master Fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Master Fund do pay dividends. It is anticipated, therefore, that the Master Fund will receive dividend income.

Market Capitalization Weighted Approach

The portfolio structures of the Master Fund in which the Portfolio invests involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighing to limit or fix the exposure of the Master Fund to a particular issuer to maximum proportion of the assets of the Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

6

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures and money market funds.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by the Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased by the Master Fund. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of the Master Fund. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets, which includes the value of collateral received. To the extent a Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to its stated investment policies, the Master Fund may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and registered and unregistered money market funds. For the purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. The Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

7

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, the Advisor is responsible for the management of the Master Fund’s assets. The Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions.

For the advisory fees that the Portfolio has incurred for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to the Master Fund is available in the semi-annual report for the Portfolio for the six-month period ending May 31, 2006. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management total approximately $130 billion.

The Fund and the Trust each bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting

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Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Fund. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Portfolio has qualified as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) annually, typically in December. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of the Portfolio’s shares will not be subject to federal income taxes.

In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on a sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, the Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by the Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital

9

gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions.

Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details.

Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, the nature of the Master Fund’s holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Master Fund’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Portfolio calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of the Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the

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Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio or the Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

Commencing in October 2007, the Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Portfolio and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Portfolio. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Portfolio that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to

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identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Fund. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset values of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of the Portfolio will fluctuate in relation to the investment experience of the Master Fund in which the Portfolio invests. Securities held by the Master Fund will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

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The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Master Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Master Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Master Fund prices its shares at the close of the NYSE, the Master Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Master Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Master Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Master Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Master Fund. When the Master Fund uses fair value pricing, the values assigned to the Master Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the Master Fund monitors the operation of the method used to fair value price the Master Fund’s foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or the Master Fund of shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the Master Fund is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Master Fund owns securities that are primarily listed on foreign exchanges which may trade on days when the Master Fund and Portfolio do not price their shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the custodian. The Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption

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orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is cancelled, and such purchaser may be prohibited or restricted in the manner of placing further orders. No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the U.S. Small Cap Value Portfolio II or the U.S. Large Cap Value Portfolio II by first completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such

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an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Master Fund reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund, and through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio

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could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. The Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$16.50	$14.69	$11.54	$8.69	$9.88

Income From Investment Operations
Net Investment Income (Loss)	0.65 #	0.48	0.25	0.18	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	5.01	1.76	3.37	2.87	(0.74)

Total from Investment Operations	5.66	2.24	3.62	3.05	(0.52)

Less Distributions
Net Investment Income	(0.64)	(0.41)	(0.44)	(0.20)	(0.24)
Net Realized Gains	(0.39)	(0.02)	(0.03)	—	(0.43)

Total Distributions	(1.03)	(0.43)	(0.47)	(0.20)	(0.67)

Net Asset Value, End of Period	$21.13	$16.50	$14.69	$11.54	$8.69

Total Return	35.74%	15.50%	32.11%	35.98%	(5.62)%
Net Assets, End of Period (thousands)	$621,214	$340,467	$189,176	$69,220	$37,576
Ratio of Expenses to Average Net Assets*	0.27%	0.31%	0.37%	0.40%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.41%	3.06%	1.98%	2.41%	2.45%

#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square, Suite 1700 2001 Market Street, Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolio, as well as the Advisor and its investment approach, are also available.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033007-010

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain institutions.  •  Does not charge a sales commission or “load.”  •  Is designed for long-term investors.

U.S. LARGE CAP VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolio

F   The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F   Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F   Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F   Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular issuer. See “Market Capitalization Weighted Approach.”

F   Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“Amex”) or Nasdaq Global Market® (“Nasdaq”).

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the Portfolio use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Master Fund of the U.S. Large Cap Value Portfolio II generally buys stocks whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break.

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Investment Objective, Strategy and Risks

F   “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F   In selecting value stocks, the Advisor primarily considers price relative to book value.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large U.S. companies using a market capitalization weighted approach.

Principal Risk

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause securities owned by the Portfolio, and consequently the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks
Derivatives:

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Master Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative instruments may be substantially greater than the derivative’s original cost.

Securities Lending:
The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Master Fund may lose money and there may be a delay in recovering the loaned securities. The Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.
Other Information

Commodity Pool Operator Exemption:

The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year, and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The index in the table does not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2006.

Management Fee	0.11%
Other Expenses	0.05%

Total Annual Operating Expenses	0.16%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Large Cap Value Series	$2,231,000	0.03%

HIGHLIGHTS

Management and Administrative Services

The Advisor provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and any net realized capital gains in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Large Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company ( the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in the common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Master Fund generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, for the purposes of this Master Fund, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, Amex or Nasdaq. Under the Advisor’s market capitalization guidelines described above as of December 31, 2006, the market capitalization of a large cap company was defined by the 90% market capitalization guideline to be $2,092 million, or above. This dollar amount will change due to market conditions. On at least a semi-annual basis, the Advisor will review the market capitalization limits and prepare lists of companies whose stock is eligible for investment by the Master Fund. As a non-fundamental policy, under normal circumstances, The U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If The U.S. Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio II will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

Portfolio Construction

Ordinarily, the Master Fund intends to invest in a broad and diverse group of readily marketable common stocks of large cap U.S. companies with high book to market ratios, as described above. The Master Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Master Fund may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Master Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Master Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The Master Fund uses a market capitalization weighted approach. That is, each security is generally purchased based on the issuer’s relative market capitalization. The total market capitalization range, and the value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Approach”.

Market Capitalization Weighted Approach

The Advisor purchases stocks for the Master Fund using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as momentum, trading strategies, liquidity management and other factors

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determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from the market capitalization weighting to limit or fix the exposure of the Master Fund to a particular issuer to a maximum proportion of the assets of the Master Fund. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Deviation from market capitalization weighting will also occur because the Master Fund generally intends to purchase round lots. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in interest bearing obligations (such as money market instruments) and money market funds, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are greater than the minimum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

As described above, investments will be made in virtually all eligible securities using a market capitalization weighted approach. The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio securities when the issuer’s market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets, which includes the value of collateral received. To the extent a Portfolio or Series loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, and (ii) 102% of the current market value of the loaned securities. Subject to its stated invested policies, the Master Fund may invest collateral

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received for loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. For the purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. The Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows a material event will occur. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, the Advisor is responsible for the management of the Master Fund’s assets. The Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to security types and brokers.

In accordance with the team approach used to manage the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a BS and a BA from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity funds since 1994.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution. The Advisor’s address is 1299 Ocean Avenue, Santa Monica, CA 90401. For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to the Master Fund is available in the semi-annual report for the Portfolio for the six-month period ending May 31, 2006.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities

8

laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management total approximately $130 billion.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Portfolio has qualified as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) annually, typically in December. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of the Portfolio’s shares will not be subject to federal income taxes.

In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on a sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, the Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject

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to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by the Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made

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by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio or the Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

Commencing in October 2007, the Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Portfolio and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Portfolio. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Portfolio that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or

11

curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Fund. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities (including over-the-counter securities) held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE. The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or the Master Fund of shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the Custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub- designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Small Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

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REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less, because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower

14

returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. The Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$20.53	$18.13	$15.19	$12.82	$15.05

Income From Investment Operations
Net Investment Income (Loss)	0.38 **	0.30	0.16	0.18	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	3.29	2.32	3.09	2.38	(1.42)

Total from Investment Operations	3.67	2.62	3.25	2.56	(1.24)

Less Distributions
Net Investment Income	(0.35)	(0.22)	(0.31)	(0.19)	(0.21)
Net Realized Gains	(0.05)	—	—	—	(0.78)

Total Distributions	(0.40)	(0.22)	(0.31)	(0.19)	(0.99)

Net Asset Value, End of Period	$23.80	$20.53	$18.13	$15.19	$12.82

Total Return	18.16%	14.57%	21.66%	20.26%	(8.76)%

Net Assets, End of Period (thousands)	$492,916	$345,171	$195,975	$103,421	$69,848
Ratio of Expenses to Average Net Assets*	0.16%	0.18%	0.21%	0.22%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.60%	0.98%	1.56%	1.30%

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
**	Computed using average shares outstanding.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—	Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access them on our website at dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033007-009

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans.  •  Does not charge a sales commission or “load.”  •  Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios are “Feeder Portfolios” –portfolios that do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

F   Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F   Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F   Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

Management

Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for the Master Funds. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of larger non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, liquidity).

4.      Purchasing stocks using a market capitalization weighted approach.

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Investment Objectives, Strategies and Risks

F   “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, cash flows or book value.

F   In selecting value stocks, the Advisor primarily considers price relative to book value.

F   The Portfolios’ foreign currency risks generally are not hedged.

F   “Emerging Markets” are countries with less developed economies not yet at the level of the world’s mature economies.

DFA International Value Portfolio IV

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

Emerging Markets Portfolio II

•        Investment objective: Long-term capital appreciation.

•        Investment Strategy: Invest in a Master Fund that buys stocks of larger emerging markets companies.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Small Company Risk and Emerging Markets Risk.

Principal Risks

Market Risk (Both Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (Both Portfolios): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). Each Portfolio’s Master Fund does not hedge foreign currency risk.

Emerging Markets Risk (Emerging Markets Portfolio II): Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Small Company Risk (Emerging Markets Portfolio II): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Other Risks

Derivatives (Both Portfolios):

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Each Portfolio’s Master Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Master Fund uses derivatives for non-hedging purposes, the Master Fund will be directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative’s original cost.

2

Securities Lending:

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Master Fund may lose money and there may be a delay in recovering the loaned securities. A Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The Master Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for the Portfolios are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3

4

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

Except as indicated below, the expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2006.

DFA INTERNATIONAL VALUE PORTFOLIO IV
Management Fee	0.22%
Other Expenses	0.05%

Total Annual Operating Expenses	0.27%

EMERGING MARKETS PORTFOLIO II
Management Fee	0.33	%**
Other Expenses	0.25%

Total Annual Operating Expenses	0.58	%***

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Effective March 30, 2007, the contractual administration fee for the Portfolio was changed from the rate of 0.40% per year of the Portfolio’s first $50 million of average net assets and no fee for assets exceeding $50 million to 0.15% per year of the Portfolio’s average net assets. The “Management Fee” listed above has been adjusted to reflect the estimated “Management Fee” to be paid by the Emerging Markets Portfolio II for the fiscal year ended November 30, 2007, as the result of the change to the administration fee payable by the Portfolio.

***	Prior to April 1, 2007, the Emerging Markets Portfolio II was subject to a Fee Waiver and Expense Assumption Agreement pursuant to which the Advisor waived its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio’s average net assets. Under this Fee Waiver and Expense Assumption arrangement, the Portfolio’s actual net expenses for the fiscal year ended November 30, 2006 were 0.35%.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
DFA International Value Portfolio IV	$28	$87	$152	$343
Emerging Markets Portfolio II	$59	$186	$324	$7,261

The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and their Master Funds.

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SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the following Master Fund and Portfolio, received the following net revenues from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund or Portfolio (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
DFA International Value Series*	$8,035,000	0.14%
Emerging Markets Portfolio II**	$8,000	0.02%

*	DFA International Value Portfolio IV’s Master Fund, The DFA International Value Series, is taxed as a corporation. “Net Revenue” reflects the total securities lending revenue generated by The DFA International Value Series.

**	Emerging Markets Portfolio II’s Master Fund, The Emerging Markets Series, is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by Emerging Markets Portfolio II.

HIGHLIGHTS

Management and Administrative Services

The Advisor provides each Portfolio with administrative services and also serves as investment advisor to each Master Fund. See “MANAGEMENT OF THE PORTFOLIOS.”

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income in December of each year and will distribute any net realized capital gains annually after the end of the Fund’s fiscal year in November. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of each Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Master Fund. The redemption price of a share of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL VALUE PORTFOLIO IV

The investment objective of the DFA International Value Portfolio IV is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by purchasing the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. The Investment Committee of the Advisor also may

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authorize other countries for investment in the future, in addition to the countries listed above. Also, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, the International Value Series will invest its assets in companies organized, having a majority of their assets in, or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The International Value Series intends to purchase the stocks of large companies in Europe, Australia and the Far East. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of December 31, 2006, on an aggregate basis for the International Value Series, the Advisor considered large companies to be those companies with a market capitalization of at least $752 million. This threshold will vary by country or region. For example, as of December 31, 2006, the Advisor considered a large company in the European Monetary Union to have a market capitalization of at least $2,684 million, a large company in Australia to have a market capitalization of at least $1,400 million, and a large company in Hong Kong to have a market capitalization of at least $1,517 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities in each applicable country using a market capitalization weighted approach. In determining market capitalization weights, the Advisor, using this approach and its judgment, will seek to set country weights based on relative market capitalizations of companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer no longer meets the current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Weighted Approach.”

The International Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the International Value Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The International Value Series may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the International Value Series may invest in affiliated and unaffiliated unregistered money market funds to manage the International Value Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Market Capitalization Weighted Approach

The portfolio structure of the International Value Series in which the Portfolio invests involves market capitalization weighting in determining individual security weights and, where applicable, country or region

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weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may deviate from market capitalization weighting to limit or fix the exposure of the Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor generally intends to purchase in round lots. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in the International Value Series may be acquired in exchange for the issuance of shares. (See ‘‘PURCHASE OF SHARES—In Kind Purchases.’’) While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by the International Value Series. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the International Value Series change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

EMERGING MARKETS PORTFOLIO II

The investment objective of the Emerging Markets Portfolio II is to achieve long-term capital appreciation. Emerging Markets Portfolio II pursues its objective by investing all of its assets in The Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series invests in companies associated with emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). The Series invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. These exchanges or over-the-

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counter markets may be either within or outside the issuer’s domicile country. For example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Emerging Markets Series of the Trust will seek to purchase a broad market coverage of larger companies within each Approved Market. The Advisor’s definition of large varies across countries and is based primarily on market capitalization. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. As of December 31, 2006, Brazil had the highest size threshold, $3,522 million, and the lowest size threshold, $588 million, was in Thailand. These dollar amounts will change due to market conditions.

The Emerging Markets Series may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Series’ policy not to invest more than 25% of its assets in any one industry.

As a non-fundamental policy, under normal circumstances, The Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in this Prospectus as Approved Market securities. If The Emerging Market Series changes this investment policy, Emerging Markets Portfolio II will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. Approved Market securities are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in the Portfolio’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities.

In determining what countries are eligible markets with for The Emerging Markets Series, the Advisor may consider various factors, including without limitation, data, analysis and classification of countries disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and Heritage Foundation. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for The Emerging Markets Series. The Emerging Markets Series may continue to hold emerging markets securities that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

As of the date of this Prospectus, The Emerging Markets Series invests in the following countries that are designated as Approved Markets: Brazil, Chile, Czech Republic, Hungary, India, Indonesia, Israel, Malaysia, Mexico, the Philippines, Poland, South Africa, South Korea, Taiwan, Thailand and Turkey. The Emerging

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Markets Series is also authorized to invest in the following country that is designated as an Approved Market: China. Countries that may be approved in the future include, but are not limited to, Argentina, Colombia, Egypt and Venezuela.

Pending the investment of new capital in Approved Markets securities, the Emerging Markets Series will typically invest in money market instruments or other highly liquid debt instruments including those denominated in U.S. dollars (including, without limitation, repurchase agreements) and money market mutual funds. In addition, the Emerging Markets Series may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Emerging Markets Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances. The Emerging Markets Series may also invest in Exchange Traded Funds (ETFs) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, for the purposes of gaining exposure to the equity markets while maintaining liquidity.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for The Emerging Markets Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets.

The Emerging Markets Series may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Emerging Markets Series may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. In addition to money market instruments and other short-term investments, the Emerging Markets Series may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Series’ cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Even though a company’s stock may meet the applicable market capitalization criterion, it may not be included in The Emerging Markets Series for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500® Index). The Advisor will also exercise discretion in determining the allocation of investments as between Approved Markets.

For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, The Emerging Markets Series may enter into forward foreign exchange contracts. In addition, to hedge against changes in the relative value of foreign currencies, The Emerging Markets Series may purchase foreign currency futures contracts. The Emerging Markets Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.

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PORTFOLIO TRANSACTIONS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will not be sold to realize short-term profits. However, when circumstances warrant, they may be sold without regard to the length of time held.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets, which includes the value of collateral received. To the extent a Master Fund loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Master Funds may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and registered and unregistered money market funds. For the purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. A Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. Each Portfolio is also authorized to lend its portfolio securities. However, to the extent it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Each Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus the Investment Committee has seven members. Investment strategies for the Master Funds are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

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In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Funds.

Ms. Umland is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been responsible for the international equity funds since 1998.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the Portfolios’ shares.

The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to a Portfolio’s Master Fund is available in the semi-annual report for the Portfolio for the six-month period ending May 31, 2006. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management total approximately $130 billion.

The Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are borne by each Master Fund on the basis of its relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (formerly DFA Australia Ltd.) (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Funds. The Advisor controls DFAL and DFA Australia.

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DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, each Portfolio distributes substantially all of its net investment income in December of each year. Both Portfolios will distribute any realized net capital gains (after any reductions for capital loss carry-forwards) annually after the end of the Fund’s fiscal year.

Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, the sale or redemption by a 401(k) plan of a Portfolio’s shares will not be subject to federal income taxes.

Dividends declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

The Master Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the corresponding Portfolio’s income dividends paid to shareholders.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolios are sold only to fund deferred compensation plans that are exempt from taxation under section 401(k) of the Code and whose sponsors contribute to the Portfolios’ fees and expenses as set forth in this Prospectus (see “ANNUAL FUND OPERATING EXPENSES”).

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolio of the Master Fund as described in this Prospectus. Shares may also be purchased in exchange for local currencies in which such securities of the corresponding Master Fund are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends,

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interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of either Portfolio with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, nature of the Master Funds’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price a Master Fund’s holdings and the reflection of those changes in the respective Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because a Master Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Master Fund and the respective Portfolio calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Master Fund and the respective Portfolio calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund and Trust: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

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In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

Commencing in October 2007, the Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to

15

implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities (including over-the-counter securities) held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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As of the date of this Prospectus, the Master Funds will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Master Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Master Funds price their shares at the close of the NYSE, the Master Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Master Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Master Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Master Fund. When a Master Fund uses fair value pricing, the values assigned to the Master Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Trustees of the Master Funds monitor the operation of the method used to fair value price the Master Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by a Portfolio or Master Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of the Master Funds are expressed in U.S. dollars by translating the net assets of each Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Master Funds and Portfolios do not price their shares, the net asset values of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Emerging Markets Series to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that a service agent designated under a 401(k) plan has received the investor’s investment instructions in good order and a Portfolio’s custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value next determined after receipt of the payment by the custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders,

17

redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under an employer’s 401(k) plan, investors may exchange shares of one Portfolio described in this Prospectus for shares in the other Portfolio by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the service agent has received appropriate instructions in the form required by such service agent and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. No taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent (or to an Intermediary or a Sub-designee, if applicable) designated under a 401(k) plan in the form required by such service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

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Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s corresponding Master Fund in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The Portfolios also reserve the right to redeem their shares in the currencies in which their Master Fund’s investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days before the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the

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corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Portfolio and its respective Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. Each Portfolio and its respective Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Master Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the period of that Portfolio’s operations. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Fund’s annual report, which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO IV

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$14.63	$12.94	$10.19	$7.49	$8.45

Income From Investment Operations
Net Investment Income (Loss)	0.57 #	0.40	0.20	0.18	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	4.41	1.58	2.95	2.52	(0.65)

Total from Investment Operations	4.98	1.98	3.15	2.70	(0.46)

Less Distributions
Net Investment Income	(0.36)	(0.27)	(0.22)	—	(0.20)
Net Realized Gains	(0.40)	(0.02)	(0.18)	—	(0.30)

Total Distributions	(0.76)	(0.29)	(0.40)	—	(0.50)

Net Asset Value, End of Period	$18.85	$14.63	$12.94	$10.19	$7.49

Total Return	35.65%	15.58%	31.99%	36.05%	(5.66)%
Net Assets, End of Period (thousands)	$565,255	$304,601	$203,569	$120,092	$84,403
Ratio of Expenses to Average Net Assets*	0.27%	0.32%	0.37%	0.43%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.42%	3.03%	2.00%	2.28%	2.38%

#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

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DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$16.79	$13.03	$9.78	$7.11	$7.08

Income From Investment Operations
Net Investment Income (Loss)	0.45 #	0.53 #	0.24	0.16	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	4.74	3.47	3.18	2.63	0.04

Total from Investment Operations	5.19	4.00	3.42	2.79	0.13

Less Distributions
Net Investment Income	(0.48)	(0.24)	(0.17)	(0.12)	(0.10)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.48)	(0.24)	(0.17)	(0.12)	(0.10)

Net Asset Value, End of Period	$21.50	$16.79	$13.03	$9.78	$7.11

Total Return	31.67%	31.22%	35.39%	39.88%	1.83%
Net Assets, End of Period (thousands)	$62,633	$33,940	$22,778	$13,272	$9,211
Ratio of Expenses to Average Net Assets*	0.35%	0.41%	0.53%	0.58%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, and/or Recovery of Previously Waived Fees or Assumed Expenses)*	0.74%	0.81%	0.93%	0.98%	1.05%
Ratio of Net Investment Income to Average Net Assets	2.38%	3.60%	2.43%	2.09%	1.34%

#	Computed using average shares outstanding.

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolios.

—	The Fund—if you represent a 401(k) plan sponsor. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033007-011

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

The Portfolio described in this Prospectus: • Has its own investment objective and policies, and is the equivalent of a separate mutual fund. • Is generally only available to institutional investors,

retirement plans and clients of registered investment advisors. • Does not charge a sales commission or “load.” • Is designed for long-term investors.

• Requires a minimum initial purchase of $100 million.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors LP (formerly, Dimensional Fund Advisors Inc.) (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class selection (e.g. S&P 500® stocks), not stock picking. It places priority on controlling expenses, portfolio turnover and trading costs. The Portfolio buys a Master Fund that is an index fund. Its criteria for holding a stock is whether the stock is in the S&P 500® Index.

No Market Timing or Stock Picking: Because the Master Fund is an index fund, the Advisor does not take defensive positions in anticipation of negative investment conditions, or try to pick potentially outperforming securities.

Investment Objective and Strategy

F   About the S&P 500 Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

Investment Objective: To approximate the total investment return of the S&P 500® Index.

Investment Strategy: Buy shares of a Master Fund that invests in the S&P 500® Index stocks in approximately the proportions they are represented in the S&P 500® Index.

Principal Risk

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Risks

Derivatives:

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The Master Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When a Portfolio uses derivatives for non-hedging purposes, the Portfolio will be directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative’s original cost.

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Securities Lending:
The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Master Fund may lose money and there may be a delay in recovering the loaned securities. The Master Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Other Information
Commodity Pool Operator Exemption:
The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The index in the table does not reflect a deduction for fees, expenses or taxes.

The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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FEES AND EXPENSES

The table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following table is based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2006.

Management Fee	0.075%
Other Expenses	0.035%

Total Annual Operating Expenses	0.110%
Fee Waiver	0.010%**

Net Expenses	0.100%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Pursuant to the Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Institutional Index Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2007 to April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$34	$61	$140

The Example summarizes the aggregate estimated annual operating expenses before any waivers of both the Portfolio and Master Fund. The costs for the Portfolio reflect the “Net Expenses” for the Portfolio that result from the contractual fee waiver, in the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2006, the Portfolio received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio (see “SECURITIES LOANS”):

	Net Revenue	Percentage of Net Assets
U.S. Large Company Institutional Index Portfolio*	$172,000	0.02%

*	The corresponding Master Fund is taxed as a partnership, therefore “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

HIGHLIGHTS

Management and Administrative Services

The Advisor provides the Portfolio with administrative services and serves as investment advisor to the Master Fund. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly and any net realized capital gains are distributed annually after November 30th. (See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”)

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The minimum initial purchase requirement for the Portfolio’s shares is $100,000,000. There is no minimum purchase requirement for subsequent purchases. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. (See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”)

Investment Objective and Policies

U.S. Large Company Institutional Index Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The Portfolio invests all of its assets in The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund intends to invest in all of the stocks that comprise the

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S&P 500® Index in approximately the proportions as they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. Under normal market conditions, at least 95% of the Master Fund’s assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the Master Fund will invest at least 80% of its net assets in U.S. large company securities by investing in all of the stocks that comprise the S&P 500® Index in approximately the same proportions as they are represented in the Index. If the Master Fund changes this investment policy, U.S. Large Company Institutional Index Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. The Master Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Master Fund may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the Master Fund may invest in affiliated and unaffiliated unregistered money market funds to manage the Master Fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Master Fund’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the Master Fund may purchase or sell securities that may be impacted by the reconstitution before or after a reconstitution date of the S&P 500® Index.

STANDARD & POOR’S INFORMATION AND DISCLAIMERS

Neither the Portfolio nor the Master Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s Rating Group, a Division of The McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or the Master Fund or any member of the public regarding the advisability of investing in securities generally or in the Portfolio or the Master Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Portfolio or the Master Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Portfolio or the Master Fund. S&P has no obligation to take the needs of the Portfolio, the Master Fund or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the Master Fund or the issuance or sale of the Portfolio or the Master Fund or in the determination or calculation of the equation by which the Portfolio or the Master Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio or the Master Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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PORTFOLIO TRANSACTIONS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held.

Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Portfolio and Master Fund.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets, which includes the value of collateral received. To the extent a Portfolio or Series loans a portion of its securities, the Master Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, and (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Master Fund may invest the collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and registered and unregistered money market funds. For the purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. The Master Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Master Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, the Advisor is responsible for the management of the Master Fund’s assets. The Master Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Master Fund are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to security types and brokers.

In accordance with the team approach used to manage the Master Fund, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and

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sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a BS and a BA from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity funds since 1994.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining the best price and execution of such transactions.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” A discussion regarding the basis for the Board of Trustees approving the investment management agreement with respect to the Master Fund is available in the semi-annual report for the Portfolio for the six-month period ending May 31, 2006. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management total approximately $130 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bear all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Portfolio has qualified as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Advisor and completion of account information, the shareholder selects one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

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Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met. For corporate investors, a portion of income dividends designated by the Portfolio may qualify for the corporate dividends-received deduction, subject to certain holding period, debt financing and other limitations.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on a sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, the Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of the Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by the Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio.

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PURCHASE OF SHARES

Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval by the Advisor, and all investors must complete and submit an Account Registration Form.

The minimum initial purchase requirement for the Portfolio’s shares is $100,000,000. Once the minimum purchase requirement is satisfied, further investments in the Portfolio are not subject to any minimum purchase requirement. The Fund reserves the right to reduce or waive the minimum investment requirement, to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the custodian, for the account of Dimensional Investment Group Inc. (U.S. Large Company Institutional Index Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Master Fund or otherwise represented in its portfolio as described in this Prospectus. Securities accepted by the Fund for exchange and shares of the Portfolio to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

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The Board of Directors of the Fund and Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio or the Master Fund. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio/Master Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio/Master Fund.

Commencing in October 2007, the Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Portfolio and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading

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Policy or otherwise not in the best interests of the Portfolio. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Portfolio that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. The Fund and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Master Fund. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The net asset values will not be calculated on days the NYSE is closed, including national holidays. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities (including over-the-counter securities) held by the Master Fund are valued at the last quoted sale price of

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the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Master Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Master Fund determines its net asset value per share. As a result, the sale or redemption by the Portfolio or the Master Fund of shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Public Offering Price

Provided that the Advisor or transfer agent has received the investor’s Account Registration form in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration form and any additional supporting legal documentation required by the Advisor have been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT) on the day of the purchase. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end, management investment company. Investors should first contact the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then complete an Exchange Form and mail it to:

Dimensional Investment Group Inc.

Attn: Client Operations

1299 Ocean Avenue

Santa Monica, CA 90401

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The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of the Fund or DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund or DFAIDG may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or to an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

Redeeming shareholders who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See “PURCHASE OF SHARES.”)

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the

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payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days before the effective date of

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any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio and Master Fund generally will disclose up to 25 of the Master Fund’s largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Master Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. The Portfolio and Master Fund also generally will disclose the Master Fund’s complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio and Master Fund.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the period of the Portfolio’s operation. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
Net Asset Value, Beginning of Period	$9.82	$9.23	$8.32	$7.36	$8.94

Income From Investment Operations
Net Investment Income (Loss)	0.19 #	0.17	0.17	0.13	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18	0.61	0.88	0.95	(1.58)

Total from Investment Operations	1.37	0.78	1.05	1.08	(1.47)

Less Distributions
Net Investment Income	(0.19)	(0.19)	(0.14)	(0.12)	(0.11)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.19)	(0.19)	(0.14)	(0.12)	(0.11)

Net Asset Value, End of Period	$11.00	$9.82	$9.23	$8.32	$7.36

Total Return	14.11%	8.50%	12.66%	14.94%	(16.61)%
Net Assets, End of Period (thousands)	$877,405	$692,595	$534,285	$398,955	$305,408
Ratio of Expenses to Average Net Assets*	0.10%	0.10%	0.10%	0.11%	0.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.11%	0.14%	0.15%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.82%	1.96%	1.69%	1.49%

#	Computed using average shares outstanding.
*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809
Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

Request free copies from:

•	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

•	Your account service provider—if you are a client or member of an institution offering the Portfolio.

•	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access them on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330)

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033007-006

P R O S P E C T U S

March 30, 2007

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:   •   Is a mutual fund with its own investment objective and policies.

  •   Is generally available only to institutional investors, retirement benefit plans, certain financial

institutions and clients of registered investment advisors.   •   Does not charge a

sales commission or “load.”   •   Is designed for long-term investors.

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

CLASS R SHARES

INSTITUTIONAL CLASS SHARES

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investments in the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in the Portfolios involve investment risk, including the possible loss of principal.

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RISK/RETURN SUMMARY

About the Portfolios

The Portfolios Have Special Structures: Each of the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the “Portfolios”) is a “fund of funds,” which means that each Portfolio does not buy securities directly, but rather, each Portfolio allocates its assets among other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

Asset Allocation Strategies: The Portfolios provide investors with an option to choose one of three diversified investment portfolios, which combine multiple equity investment strategies with varying levels of fixed income strategies. The Advisor employs different asset allocation strategies for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers in different proportions for each Portfolio, and shares of Underlying Funds that invest in fixed income securities of domestic and international issuers in different proportions for the Global 60/40 Portfolio and Global 25/75 Portfolio. The target allocation of assets between equity Underlying Funds (the “Equity Underlying Funds,” consisting of the “Domestic Equity Underlying Funds” and the “International Equity Underlying Funds”) and fixed income Underlying Funds (the “Fixed Income Underlying Funds”), and the range of allocations for each Portfolio, under normal circumstances, are shown in the table below:

	Global Equity Portfolio Allocation		Global 60/40 Portfolio Allocation		Global 25/75 Portfolio Allocation
	Target	Range	Target	Range	Target	Range
Equity Underlying Funds	100%	90%-100%	60%	40%-80%	25%	5%-45%
Fixed Income Underlying Funds	0%	0%	40%	20%-60%	75%	55%-95%

Each Portfolio’s target allocation generally relates to a different level of equity and fixed income exposure, and hence, a different level of overall risk. The Global Equity Portfolio seeks to provide maximum capital appreciation, resulting in the highest level of equity risk of the three Portfolios. The Global 25/75 Portfolio seeks to provide investors with a return consistent with relatively low levels of equity risk. The Global 60/40 Portfolio’s equity risk level falls between that of the Global Equity and Global 25/75 Portfolios.

As of the date of this Prospectus, each Portfolio is expected to invest mainly in the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in the Fixed Income Underlying Funds. While each Portfolio currently intends to invest in the Underlying Funds identified below, each Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., The Emerging Markets Small Cap Series, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The investment objectives and policies of the Underlying Funds are summarized in the section, “INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS—Investment Objectives, Strategies and Policies of the Underlying Funds.”

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Management

The Advisor is the investment manager for the Portfolios and Underlying Funds.

Investment Objectives, Investment Strategies and Principal Risks

Investment Objectives and Investment Strategies

Global Equity Portfolio (the “Equity Portfolio”)

•	Investment Objective: Long-term capital appreciation.

•	Investment Strategy: Invest the Portfolio’s assets in Equity Underlying Funds. (The Portfolio will have no exposure to Fixed Income Underlying Funds.)

Global 60/40 Portfolio (the “60/40 Portfolio”)

•	Investment Objective: Total return consisting of capital appreciation and current income.

•

Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 60% of the Portfolio’s assets to Equity Underlying Funds and approximately 40% of the Portfolio’s assets to Fixed Income Underlying Funds.

Global 25/75 Portfolio (the “25/75 Portfolio”)

•	Investment Objective: Total return consistent with current income and preservation of capital with some capital appreciation.

•

Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 25% of the Portfolio’s assets to Equity Underlying Funds and approximately 75% of its assets to Fixed Income Underlying Funds.

Principal Risks

Fund of Funds Risk: The investment performance of each Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of a Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of any Portfolio or Underlying Fund will be achieved. Through their investments in the Underlying Funds, the Portfolios are subject to the risks of the Underlying Funds’ investments. The risks of the Underlying Funds’ investments are listed below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Underlying Funds that own them (and, in turn, the Portfolios) to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio, one of the Domestic Equity Underlying Funds, is concentrated in the real estate industry. The DFA Real Estate Securities Portfolio’s exclusive focus on the real estate industry may cause its risk to approximate the general risks of direct real estate ownership. Its performance may be materially different from the broad U.S. equity market.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

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Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Risks generally associated with foreign securities and currencies also apply.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes. Interest rate risk is not a principal risk for the Equity Underlying Funds or the Equity Portfolio.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact an Underlying Fund’s performance. While securities directly issued or guaranteed by the U.S. Treasury and agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities or by private issuers may have greater credit risks. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: The DFA Two-Year Global Fixed Income Series, one of the Fixed Income Underlying Funds, will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. Focus on the banking industry would link the performance of The DFA Two-Year Global Fixed Income Series to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause The DFA Two-Year Global Fixed Income Series’ value to fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Fund’s income to decline.

Other Information

Securities Lending:

The Underlying Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending may have certain potential adverse tax consequences. See “SECURITIES LOANS” for further information on securities lending.

Commodity Pool Operator Exemption:

The Underlying Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to regulation as a pool operator under the CEA.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Charts reflect performance information for the Institutional Class shares of each of the Portfolios, and the Tables reflect performance information for each Class of shares of the Portfolios. The Table for each Class of shares of the Portfolios illustrates how the specified returns, before taxes, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future results. The indices in the tables do not reflect a deduction for fees, expenses or taxes.

The Tables also reflect the after-tax returns presented for the Institutional Class of each Portfolio. After-tax returns for Class R shares will vary from the Institutional Class shares’ after-tax returns shown. The after-tax returns presented are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold Class R shares or Institutional Class shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

Equity Portfolio	Class R		Institutional Class
Management/Administration Fee(1)	0.30%		0.30%
Shareholder Services Fees(2)	0.25%		None
Other Expenses	0.04%		0.04%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(3)	0.26%		0.26%

Total Operating Expenses	0.85%		0.60%
Fee Waiver and/or Expense Assumption	0.23	%(4)	0.23	%(5)

Net Expenses	0.62%		0.37%

60/40 Portfolio	Class R		Institutional Class
Management/Administration Fee(1)	0.25%		0.25%
Shareholder Services Fees(2)	0.25%		None
Other Expenses	0.04%		0.04%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(3)	0.23%		0.23%

Total Operating Expenses	0.77%		0.52%
Fee Waiver and/or Expense Assumption	0.12	%(4)	0.17	%(5)

Net Expenses	0.65%		0.35%

25/75 Portfolio	Class R		Institutional Class
Management/Administration Fee(1)	0.20%		0.20%
Shareholder Services Fees(2)	0.25%		None
Other Expenses	0.08%		0.08%
Acquired Fund Fees and Expenses (Underlying Fund Expenses)(3)	0.21%		0.21%

Total Operating Expenses	0.74%		0.49%
Fee Waiver and/or Expense Assumption	0.12	%(4)	0.12	%(5)

Net Expenses	0.62%		0.37%

(1)	The “Management/Administration Fee” reflects the administration fees paid by the Portfolios to the Advisor. The Portfolios do not pay separate management fees to the Advisor. The Advisor is not compensated for the management services it provides to the Portfolios.

(2)	An amount up to 0.25% of the average net assets of a Portfolio’s Class R shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Portfolio’s Class R shares (“Shareholder Services Agent”).

(3)	“Acquired Fund Fees and Expenses” is the amount of a Portfolio’s proportionate share of the fees and expenses of the Underlying Funds that the Portfolio indirectly pays as a result of its investment in the Underlying Funds.

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(4)	Pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement the Advisor will:

(i)	waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and

(ii)	assume the direct operating expenses of the Class R shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees, but excluding expenses from investment in other investment companies) of the Class R shares of the Equity Portfolio to 0.69%, the 60/40 Portfolio to 0.66% and the 25/75 Portfolio to 0.62%.

The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. (“DIG”) or the Advisor. At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement.

(5)	Pursuant to an amended and restated Fee Waiver and Expense Assumption Agreement the Advisor will:

(i)	waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and

(ii)	assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding Administration Fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds, but excluding expenses from investment in other investment companies) of the Institutional Class shares of the Equity Portfolio to 0.44%, the 60/40 Portfolio to 0.41% and the 25/75 Portfolio to 0.37%.

The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor. At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Institutional Class shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months before the date of such reimbursement.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Equity Portfolio
Class R Shares	$63	$248	$449	$1,028
Institutional Class Shares	$38	$169	$312	$728
60/40 Portfolio
Class R Shares	$66	$234	$416	$943
Institutional Class Shares	$36	$150	$274	$636
25/75 Portfolio
Class R Shares	$63	$224	$400	$907
Institutional Class Shares	$38	$145	$262	$604

The costs of each class for each Portfolio reflect the “Net Expenses” that result from the contractual expense waivers and assumptions of expenses for the first year only.

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HIGHLIGHTS

Management and Administrative Services

The Advisor provides each Portfolio with administrative services and also serves as investment advisor to each Portfolio and Underlying Fund. See “MANAGEMENT OF THE PORTFOLIOS.” DIG contracts with Shareholder Services Agents to provide certain record keeping and other services for the benefit of the Class R shareholders of the Portfolios.

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income quarterly (on a calendar basis) and will distribute any net realized capital gains annually after the end of the Portfolios’ fiscal year in November. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of each class of each Portfolio are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Underlying Funds. The redemption price of a share of each class of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

All Portfolios

The Advisor seeks to construct a diversified portfolio for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers. The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers.

Investments in Underlying Funds

As of the date of this Prospectus, each Portfolio is expected to invest in each of the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in Fixed Income Underlying Funds.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio and U.S. Core Equity 2 Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., The Emerging Markets Small Cap Series, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The Underlying Funds in which each Portfolio may invest, each Portfolio’s allocation with respect to each Underlying Fund, the target asset allocation and allocation range between Equity Underlying Funds and Fixed Income Underlying Funds, and the investment policies of the Underlying Funds, may be changed at any time by the Advisor without shareholder approval.

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Global Equity Portfolio

The investment objective of the Equity Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Equity Portfolio generally allocates its assets to a combination of Equity Underlying Funds. The Equity Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the Equity Portfolio intends to invest in the Domestic Equity Underlying Funds and International Equity Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks. The Equity Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the Equity Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the Equity Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Equity Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Equity Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to other short-term investments, the Equity Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing all of its assets in Equity Underlying Funds, the Equity Portfolio is expected to provide the most aggressive equity exposure of the three Portfolios, and hence, corresponding level of overall risk.

As a non-fundamental investment policy, under normal circumstances, the Equity Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds). If the Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change its name.

Global 60/40 Portfolio

The investment objective of the 60/40 Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio’s assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to Fixed Income Underlying Funds. With respect to investments in Equity Underlying Funds, the 60/40 Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 60/40 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

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Periodically, the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 60/40 Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to other short-term investments, the 60/40 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing its assets in Underlying Funds that invest in a variety of equity and fixed income securities, the 60/40 Portfolio is expected to fall in between the other two Portfolios with regard to expected equity exposure. As a result, the 60/40 Portfolio’s risk is also expected to fall between the risks of the Equity Portfolio and 25/75 Portfolio.

Global 25/75 Portfolio

The investment objective of the 25/75 Portfolio is to seek total return consistent with current income and preservation of capital with some capital appreciation. To achieve its investment objective, the 25/75 Portfolio, under normal market circumstances, allocates the majority of its assets to Fixed Income Underlying Funds, but the Portfolio also invests a small portion of its assets to Equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to Equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to Fixed Income Underlying Funds. As of the date of this Prospectus, the 25/75 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 25/75 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 25/75 Portfolio without notice to shareholders. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing and selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Fund.

In addition to other short-term investments, the 25/75 Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in Underlying Funds or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

By investing the majority of its assets in Fixed Income Underlying Funds, the 25/75 Portfolio is expected to provide lower equity exposure than the other two Portfolios, and hence, lower levels of overall risk.

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F	Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F

Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stocks’ market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater the representation.

F

Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. This may include limiting or fixing the exposure to a particular country or issuer.

INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE UNDERLYING FUNDS

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Portfolios invest as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolios’ Statement of Additional Information.

Investment Strategies of the Underlying Funds

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on controlling expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.	Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.	Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.	Excluding certain companies after analyzing various factors (for example, liquidity).

4.	Purchasing stocks either (i) using a market capitalization weighted approach or (ii) so the portfolio is generally diversified within the targeted asset class.

The U.S. Large Company Series is managed differently than the Advisor’s typical approach. Because this Underlying Fund is an index fund, its only criteria for holding a stock is whether the stock is in the Standard & Poor’s 500 Stock Index® (the “S&P 500® Index”).

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.	Setting a maturity range.

2.	Implementing the Advisor’s quality and eligibility guidelines.

3.	Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

Investment Objectives and Policies

The U.S. Large Company Series

The U.S. Large Company Series seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions that they are represented in the S&P 500® Index.

S&P is not responsible for and has not participated in the determination of the prices and amount of The U.S. Large Company Series or in the issuance or sale of shares of The U.S. Large Company Series or in the determination or calculation of the equation by which The U.S. Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The U.S. Large Company Series.

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Standard & Poor’s (“S&P”)—Information and Disclaimers

The U.S. Large Company Series is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of The U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in The U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to The U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to The U.S. Large Company Series. S&P has no obligation to take the needs of The U.S. Large Company Series or its respective owners into consideration in determining, composing or calculating the S&P 500® Index.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The U.S. Large Cap Value Series

The investment objective of The U.S. Large Cap Value Series is to achieve long-term capital appreciation. The U.S. Large Cap Value Series generally will purchase a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”).

The U.S. Small Cap Series

The U.S. Small Cap Series has an investment objective to achieve long-term capital appreciation. The U.S. Small Cap Series generally will purchase a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. The U.S. Small Cap Series also may invest in securities of foreign issuers that are traded in the U.S. securities markets and in privately placed convertible debentures.

DFA Real Estate Securities Portfolio

The investment objective of the DFA Real Estate Securities Portfolio (the “Real Estate Portfolio”) is to achieve long-term capital appreciation. The Real Estate Portfolio will concentrate its investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies traded in the U.S. securities markets in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except for partnerships, whose principal business is to develop commercial property. The Real Estate Portfolio is authorized to purchase and sell financial futures contracts and options thereon.

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

The investment objective of each of the U.S. Core Equity 1 Portfolio and the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation. Each Portfolio seeks to achieve its investment objective by purchasing

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a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe. The Advisor defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, Amex and Nasdaq (U.S. Universe). An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization. While both Portfolios seek increased exposure to small capitalization and value companies, U.S. Core Equity 2 Portfolio’s emphasis on small capitalization and value companies is greater than that of U.S. Core Equity 1 Portfolio.

Large Cap International Portfolio

The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Large Cap International Portfolio intends to purchase the stocks of large companies in Europe, Australia, Canada and the Far East. Under normal market conditions, the Large Cap International Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Large Cap International Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

The Japanese Small Company Series

The Japanese Small Company Series’ investment objective is to achieve long-term capital appreciation. The Japanese Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of Japanese small companies. The Japanese Small Company Series may also invest in securities of Japanese companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series’ investment objective is to achieve long-term capital appreciation. The Asia Pacific Small Company Series generally will purchase stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries. The Asia Pacific Small Company Series may also invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The United Kingdom Small Company Series

The United Kingdom Small Company Series’ investment objective is to achieve long-term capital appreciation. The United Kingdom Small Company Series generally will purchase a broad and diverse group of readily marketable stocks of United Kingdom small companies. The United Kingdom Small Company Series may also invest in securities of United Kingdom companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

The Continental Small Company Series

The Continental Small Company Series’ investment objective is to achieve long-term capital appreciation. The Continental Small Company Series generally will purchase readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. The Continental Small Company Series may also invest in securities of eligible companies listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities.

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The DFA International Value Series

The investment objective of The DFA International Value Series is to achieve long-term capital appreciation. The DFA International Value Series purchases the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. The Series intends to invest in the stocks of large companies in countries with developed markets. Under normal market conditions, the Series intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Series’ uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

International Core Equity Portfolio

The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure to small capitalization and value companies relative to the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets which have been authorized for investment by the Advisor’s Investment Committee (International Universe). An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund Inc.

Emerging Markets Core Equity Portfolio

The investment objective of each of The Emerging Markets Series, The Emerging Markets Small Cap Series and Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. The investment objective of Dimensional Emerging Markets Value Fund Inc. (the “Emerging Markets Value Fund”) is to seek long-term capital growth through purchasing primarily emerging markets equity securities. Each of The Emerging Markets Series, The Emerging Markets Small Cap Series, the Emerging Markets Value Fund and Emerging Markets Core Equity Portfolio (together, the “Emerging Markets Underlying Funds”) seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). Each Emerging Markets Underlying Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on OTC markets.

The Emerging Markets Series will seek to purchase a broad market coverage of larger companies within each Approved Market, and The Emerging Markets Small Cap Series will seek to purchase a broad market coverage of smaller companies within each Approved Market. The Emerging Markets Value Fund will seek to purchase emerging market equity securities, which are deemed by the Advisor to be value stocks at the time of purchase. The Emerging Market Core Equity Portfolio will seek to purchase a broad and diverse group of securities with an increased exposure to securities of small cap issuers and securities that it considers to be “value” securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios.

In determining what countries are eligible markets for the Emerging Markets Underlying Funds, the Advisor may consider various factors, including without limitation, the data, analysis and classification of countries published and disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all such emerging markets.

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The DFA Two-Year Global Fixed Income Series

The investment objective of The DFA Two-Year Global Fixed Income Series is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Series intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, The DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

Because many of the Series’ investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. As of the date of this Prospectus, The Two-Year Global Fixed Income Series is not concentrating its investments in the banking industry.

DFA Five-Year Global Fixed Income Portfolio

The investment objective of the DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The DFA Five-Year Global Fixed Income Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Portfolio intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

SECURITIES LOANS

The Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While an Underlying Fund may earn additional income from lending securities, such activity is incidental to an Underlying Fund’s investment objective. The value of securities loaned may not exceed 33 1/3% of the value of an Underlying Fund’s total assets, which includes the value of collateral received. To the extent an Underlying Fund loans a portion of its securities, an Underlying Fund will receive collateral consisting generally of cash or securities of the U.S. government or its agencies, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Underlying Funds may invest the collateral received for the loaned securities in securities of the U.S. government and its agencies, repurchase agreements collateralized by securities of the U.S. government and its agencies and registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and

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agency mortgage backed securities. In addition, the Underlying Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the SAI for a further discussion of the tax consequences related to securities lending. An Underlying Fund will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Underlying Fund knows a material event will occur. In the event of the bankruptcy of the borrower, the Underlying Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “OTHER RISKS—SECURITIES LENDING” for a discussion of the risks related to securities lending. Each Portfolio is also authorized to lend its portfolio securities.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Portfolio. As such, the Advisor is responsible for the management of their respective assets. Each Portfolio is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios.

Mr. Deere is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Deere received his MBA from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

The Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of each Portfolio’s shares.

The Advisor provides each Underlying Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

The Portfolios do not pay any management fees to the Advisor for managing the Portfolios. Each Portfolio indirectly pays its proportionate share of the expenses of the Underlying Funds in which the Portfolio invests including the management fees paid to the Advisor by the Underlying Funds. For the Underlying Fund expenses paid by the Portfolios for the fiscal year ended November 30, 2006, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. As of the date of this Prospectus, assets under management totaled approximately $130 billion.

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DIG bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of DIG that are not allocable to a particular Portfolio or class of the Portfolio are borne by each Portfolio or class of the Portfolio on the basis of its relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Portfolio has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios are generally distributed quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution.

Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the Portfolios, who do not own shares under a 401(k) Plan, may select one of the following options upon written notice to the Advisor:

•	Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

•	Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

•	Cash Option—to receive both income dividends and capital gains distributions in cash.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in a Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates provided certain holding period requirements are met.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

By law, a Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the

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account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so.

Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income taxes.

Because each Portfolio is organized as a “fund-of-funds” with some of the Underlying Funds being treated as corporations, it is unlikely that a Portfolio will qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Underlying Funds. In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares.

Non-U.S. investors are subject to U.S. withholding tax at a 30% or lower treaty rate on dividends paid by a Portfolio, subject to limited exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends. The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2007 unless such exemptions are extended or made permanent. Notwithstanding such exemptions, non-U.S. investors are subject to backup withholding at a rate of 28% on dividends, capital gains distributions, and redemption proceeds paid to a shareholder who fails to properly certify they are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Receipt of Excess Inclusion Income by a Portfolio. Income received by a Portfolio from an Underlying Fund that invests in certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” An Underlying Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Portfolio shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person. A Portfolio must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Portfolio shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Portfolio must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Portfolio’s excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of “Dividends, Capital Gains Distributions and Taxes” is not intended or written to be used as tax advice. Prospective investors should consult the statement of additional information. Because everyone’s tax situation is unique, you should also consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Portfolio.

PURCHASE OF SHARES

The Portfolios are sold primarily to: (i) defined contribution plans that are exempt from taxation under the Internal Revenue Code (“retirement plans”), (ii) clients, customers or members of certain financial institutions, (iii) certain institutional investors, and (iv) clients of registered investment advisors.

Provided that the Portfolios are available under an employer’s retirement plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by DIG’s management for making investments. Investors who are considering an investment in the Portfolios should contact their employer or institution for details about the purchase procedures and the classes of shares that are available.

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Investors who are not purchasing shares under an employer’s retirement plan or through an institution, may purchase shares of the Portfolios by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. The Portfolios generally are available for investment by institutional clients, clients of registered investment advisors, clients of financial institutions and a limited number of certain other investors as approved from time to time by the Advisor (“Eligible Investors”). Eligible Investors include employees, former employees, shareholders and directors of the Advisor and the Funds and friends and family members of such persons. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form by the Advisor, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

DIG reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

Shares also may be purchased and sold by individuals through securities firms, which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from DIG. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

In-Kind Purchases

If accepted by DIG, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Underlying Funds in which such Portfolio invests. Shares may also be purchased in exchange for local currencies in which such securities of the corresponding Underlying Fund are denominated. Securities and local currencies accepted by DIG for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or the Underlying Funds) whose shares are being acquired and must be delivered to DIG by the investor upon receipt from the issuer. Investors who desire to purchase shares of a Portfolio with local currencies should first contact the Advisor for wire instructions.

DIG will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Underlying Funds, and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or the Underlying Funds) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of DIG, the value of any such securities (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by an Underlying Fund, may not exceed 5% of the net assets of the Underlying Fund immediately after the transaction. DIG will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange, depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

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POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolios are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolios, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolios can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

In addition, nature of the Portfolios’ holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the International Equity Underlying Funds in which the Portfolios invest have significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the International Equity Underlying Funds and the Portfolios calculate their net asset values. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the International Equity Underlying Funds and the Portfolios calculate their net asset values. There is a possibility that arbitrage market timing may dilute the value of a Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

The Board of Directors of DIG (collectively, the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities Inc. (collectively, “Dimensional”) and their agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolios: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

DIG, Dimensional and their agents monitor trades and flows of money in and out of the Portfolios from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. DIG reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that DIG believes are made on behalf of market timers. DIG, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if DIG or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, DIG and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolios, and accounts under common ownership, influence or control.

In addition to DIG’s general ability to restrict potentially disruptive trading activity as described above, DIG also has adopted purchase blocking procedures. Under DIG’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), DIG and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by DIG, Dimensional, or their agents. DIG and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under DIG’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $5,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S. investment companies that operate as fund of funds (subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan

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contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding DIG’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of DIG and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

In addition, the purchase blocking procedures will not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio or Underlying Fund and the redemption is consistent with the interests of the remaining shareholders of the Portfolio and Underlying Fund.

Commencing in October 2007, DIG, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. DIG, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in DIG and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of DIG. DIG, Dimensional or their designees, when they detect trading patterns in shares of DIG that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolios by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of DIG and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of DIG and Dimensional to prevent excessive short-term trading, there is no assurance that DIG, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of DIG, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

The purchasing blocking procedures of the Trading Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries have not adopted procedures to implement this Policy. DIG and Dimensional will work with Intermediaries to develop such policies to institute the purchase blocking procedures or other procedures that DIG and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolios through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of DIG and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of DIG and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries is severely limited due to systems limitations of both DIG’s service providers and the Intermediaries. DIG expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented on or after compliance with Rule 22c2 under the 1940 Act is required of Intermediaries.

In addition to monitoring trade activity, the Board and the Boards of the Underlying Funds have adopted fair value pricing procedures that govern the pricing of the securities of the Portfolios and Underlying Funds. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are

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fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund are generally calculated on days that the NYSE is open for trading. The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Underlying Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Underlying Funds in which the Portfolio invests. Securities held by the Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Underlying Funds will tend to fluctuate with interest rates because, unlike money market funds, these Underlying Funds do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees of the Underlying Funds, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of

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the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Underlying Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Underlying Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an Underlying Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Boards of Directors/Trustees of the Underlying Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Underlying Funds and the Portfolios determine their net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of each International Equity Underlying Fund, The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since certain Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Underlying Funds do not price their shares, the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Underlying Funds in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such Underlying Funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). These Emerging Markets Underlying Funds may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require an Underlying Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by an Underlying Fund is determined each day as of such close.

Public Offering Price

Provided that the Advisor, or the Shareholder Services Agent designated by a Retirement Plan or an institution, has received an investor’s instructions in good order, and the custodian has received the investor’s payment, shares of the class of the Portfolio selected will be priced at the public offering price, which is the net asset value of the class of shares of the Portfolio calculated next after receipt of the investor’s funds by the custodian. The transfer agent or DIG may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other

25

financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. DIG reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Class R shares or Institutional Class shares of one Portfolio described in this Prospectus for the same class of shares of another Portfolio described in this Prospectus. DIG does not accept exchanges of shares of the Portfolios in an amount less than $100,000.

Retirement Plan participants and clients of certain financial institutions may exchange shares by completing the necessary documentation required by the Advisor and the Shareholder Services Agent designated under the employer’s Retirement Plan or by an institution. Please contact your employer, institution or the Shareholder Services Agent.

Other investors may exchange shares by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to DIG, as follows:

Attn: Client Operations

1299 Ocean Avenue

Santa Monica, CA 90401

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any Portfolio or otherwise adversely affect DIG, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

For Retirement Plan participants and clients of certain financial institutions exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

For other investors exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if DIG does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange.

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There is no fee imposed on an exchange. However, DIG reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a Retirement Plan. DIG reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure for Retirement Plan Participants and Clients of Financial Institutions

A participant in a Retirement Plan or a client of an institution who desires to redeem shares of a Portfolio must furnish a redemption request to the Intermediary, Sub-designee or Shareholder Services Agent designated under the Retirement Plan or by the institution in the form required by such Intermediary, Sub-designee or Shareholder Services Agent. The Intermediary, Sub-designee or Shareholder Services Agent will adopt procedures approved by DIG’s management for transmitting redemption orders.

Redemption Procedure for Retirement Plans, Institutions and Other Investors

A Retirement Plan, institution or other investor that desires to redeem shares of a Portfolio must furnish a redemption request to DIG. An investor, other than a Retirement Plan or institution, must contact the Advisor at (310) 395-8005 to redeem shares of a Portfolio. Each Portfolio will redeem shares at the net asset value of such class of shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (normally, 1:00 p.m. PT), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if DIG does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

A Retirement Plan, institution or other investor that has authorized redemption payment by wire on an authorization form filed with DIG may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to an account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the bank account. DIG reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to the Retirement Plan, institution or investor. No charge is made by DIG for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until DIG can verify that the payments for the purchase have been, or will be, collected, which may take up to ten days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s Underlying Funds, in lieu of cash, in accordance with Rule 18f-1 under the Investment Company Act of 1940. The Portfolios also reserve the right to redeem their shares in the currencies in which their Underlying Funds’ investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios and Underlying Funds generally will disclose up to their 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the

27

total assets of the Portfolio or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within 20 days after the end of each month. The Portfolios and Underlying Funds also generally will disclose their complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Underlying Funds.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolios may deliver a single copy of certain shareholder documents, such as this prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call us collect at (310) 395-8005. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are meant to help you understand each Portfolio’s financial performance for the life of the Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Portfolios, assuming reinvestment of all dividends and distributions. This information for each of the periods has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report, which is available upon request.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R Shares

	Global Equity Portfolio				Global 60/40 Portfolio				Global 25/75 Portfolio
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004
Net Asset Value, Beginning of Period	$12.90	$11.54	$10.00		$11.58	$10.83	$10.00		$10.62	$10.33	$10.00

Income From Investment Operations
Net Investment Income	0.19 #	0.19 #	0.07		0.11 #	0.19 #	0.08		0.03 #	0.20 #	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	2.29	1.33	1.54		1.40	0.73	0.84		0.77	0.25	0.37

Total from Investment Operations	2.48	1.52	1.61		1.51	0.92	0.92		0.80	0.45	0.44

Less Distributions
Net Investment Income	(0.18)	(0.14)	(0.07)		(0.18)	(0.16)	(0.09)		(0.20)	(0.16)	(0.11)
Net Realized Gains	(0.44)	(0.02)	—		(0.26)	(0.01)	—		(0.11)	—	—

Total Distributions	(0.62)	(0.16)	(0.07)		(0.44)	(0.17)	(0.09)		(0.31)	(0.16)	(0.11)

Net Asset Value, End of Period	$14.76	$12.90	$11.54		$12.65	$11.58	$10.83		$11.11	$10.62	$10.33

Total Return	20.04%	13.25%	16.18	%†	13.49%	8.57%	9.29	%†	7.75%	4.47%	4.44	%†
Net Assets, End of Period (thousands)	$32,717	$16,092	$14,684		$7,379	$1,857	$1,912		$2,701	$46	$65
Ratio of Expenses to Average Net Assets*	0.62%	0.71%	0.90	%^@	0.65%	0.70%	0.95	%^@	0.62%	0.79%	0.95	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.85%	0.80%	0.94	%^@	0.77%	0.80%	1.28	%^@	0.74%	0.95%	6.00	%^@
Ratio of Net Investment Income to Average Net Assets	1.38%	1.32%	0.82	%^@	0.89%	1.73%	0.94	%^@	0.28%	2.00%	1.03	%^@

^	Annualized

†	Non-annualized

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

#	Computed using average shares outstanding.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Institutional Class Shares

	Global Equity Portfolio				Global 60/40 Portfolio				Global 25/75 Portfolio
	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	For the period Dec. 24, 2003** to November 30, 2004
Net Asset Value, Beginning of Period	$12.92	$11.56	$10.00		$11.60	$10.83	$10.00		$10.65	$10.34	$10.00

Income From Investment Operations
Net Investment Income	0.23 #	0.25 #	0.09		0.19 #	0.22 #	0.11		0.22 #	0.24 #	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	2.28	1.29	1.55		1.35	0.72	0.83		0.60	0.24	0.36

Total from Investment Operations	2.51	1.54	1.64		1.54	0.94	0.94		0.82	0.48	0.47

Less Distributions
Net Investment Income	(0.21)	(0.16)	(0.08)		(0.21)	(0.16)	(0.11)		(0.21)	(0.17)	(0.13)
Net Realized Gains	(0.44)	(0.02)	—		(0.26)	(0.01)	—		(0.11)	—	—

Total Distributions	(0.65)	(0.18)	(0.08)		(0.47)	(0.17)	(0.11)		(0.32)	(0.17)	(0.13)

Net Asset Value, End of Period	$14.78	$12.92	$11.56		$12.67	$11.60	$10.83		$11.15	$10.65	$10.34

Total Return	20.33%	13.47%	16.46	%†	13.78%	8.80%	9.41	%†	7.97%	4.71%	4.73	%†
Net Assets, End of Period (thousands)	$847,574	$485,301	$179,079		$538,369	$277,269	$102,341		$97,194	$52,699	$31,208
Ratio of Expenses to Average Net Assets*	0.37%	0.46%	0.67	%^@	0.35%	0.45%	0.65	%^@	0.37%	0.47%	0.99	%^@
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)*	0.60%	0.56%	0.71	%^@	0.52%	0.55%	0.83	%^@	0.49%	0.71%	1.32	%^@
Ratio of Net Investment Income to Average Net Assets	1.72%	1.50%	1.08	%^@	1.56%	1.99%	1.18	%^@	1.59%	2.33%	0.95	%^@

^	Annualized

†	Non-annualized

*	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

**	Commencement of operations.

@	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

#	Computed using average shares outstanding.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS LP 1299 Ocean Avenue Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Registered Public Accounting Firm PRICEWATERHOUSECOOPERS LLP Two Commerce Square Suite 1700 2001 Market Street Philadelphia, PA 19103-7042

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Other Available Information

You can find more information about DIG and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a Retirement Plan offering the Portfolios.

—	Your account service provider—if you are a client or member of an institution offering Portfolios.

—	Your investment advisor—if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

—	DIG, if you are another type investor or if you represent a Retirement Plan sponsor or qualifying institution. Call collect at (310) 395-8005.

—	Additional materials describing DIG and the Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access them on our website at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

1299 Ocean Avenue

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD033007-012

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA International High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA International High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (individually, a “Portfolio” and collectively, the “Portfolios”), dated March 30, 2007, as amended from time to time. LWAS/DFA International High Book to Market Portfolio is a series of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end management investment company. The other three Portfolios are series of Dimensional Investment Group Inc. (“DIG”), an open-end management investment company. DFAIDG and DIG are called the “Funds” in this SAI. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Funds’ annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

2

PORTFOLIO CHARACTERISTICS AND POLICIES

The LWAS/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”). The LWAS/DFA International High Book to Market Portfolio invests all of its assets in The DFA International Value Series (the “International Value Series”) of the Trust. The LWAS/DFA U.S. High Book to Market and the LWAS/DFA International High Book to Market Portfolios are called “Feeder Portfolios” in this SAI. The U.S. Large Cap Value and the International Value Series are called “Master Funds” in this SAI.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund, and provides administrative services to the Feeder Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Funds will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio (collectively, the “Fixed Income Portfolios”) acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Fixed Income Portfolios, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Fixed Income Portfolios, if any, and the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Fixed Income Portfolios, if any, and the Master Funds to brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 2006, 2005 and 2004, the U.S. Large Cap Value Series paid brokerage commissions of $2,648,808, $1,721,122 and $1,320,039, respectively; and the International Value Series paid brokerage commissions of $1,247,749, $1,088,052, and $892,643, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Funds.

3

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Advisory Agreement for the Fixed Income Portfolios and the Investment Management Agreement for the Master Funds permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the applicable Portfolio or Master Fund.

Subject to obtaining best price and execution, transactions may be placed with brokers which have assisted in the sale of the Portfolios’ shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Directors of DFAIDG and DIG and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s or Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies. During the fiscal year ended November 30, 2006, the U.S. Large Cap Value Series paid $1,499,957 in commissions (on securities transactions totaling $2,404,470,834 in value) to brokers that provided them with market price monitoring services, market studies and research services.

The over-the-counter market (the “OTC”) companies eligible for purchase by the Master Funds may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. On any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that a Master Fund can effect transactions at the best available prices.

The Feeder Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of the Master Funds, except if a Portfolio receives securities or currencies from a Master Fund to satisfy the Portfolio’s redemption request.

Certain Portfolios or Master Funds may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of each Portfolio, or in the case of a Feeder Portfolio, its corresponding Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio or Master Fund during the fiscal year ended November 30, 2006, as well as the value of such securities held by the Portfolio or Master Fund as of November 30, 2006.

Master Fund/Portfolio	Broker or Dealer	Value of Securities
DFA International Value Series	ABN-AMRO Securities	$53,876,303
DFA International Value Series	Deutsche Bank Securities	$103,745,910
LWAS/DFA Two-Year Fixed Income Portfolio	ABN-AMRO Bank	$499,271
LWAS/DFA Two-Year Fixed Income Portfolio	Bank of America Corporation	$2,339,438
LWAS/DFA Two-Year Fixed Income Portfolio	Barclays Bank	$1,838,656
LWAS/DFA Two-Year Fixed Income Portfolio	Citigroup Inc.	$2,223,689
LWAS/DFA Two-Year Fixed Income Portfolio	Deutsche Bank	$2,239,978
LWAS/DFA Two-Year Fixed Income Portfolio	UBS	$2,090,213

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INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Feeder Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry, except the LWAS/DFA Two-Year Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;”

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(13)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the LWAS/DFA U.S. High Book to Market Portfolio and the LWAS/DFA International High Book to Market Portfolio may acquire warrants as a result of corporate actions involving their holdings of equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the LWAS/DFA U.S. High Book to Market Portfolio; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Feeder Portfolios from investing all or substantially all of their assets in the shares of another registered open-end investment company, such as the Master Funds.

The investment limitations described in (1) and (15) above do not prohibit a Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of the Master Funds, such Portfolios do not intend to lend those shares.

With respect to the investment limitation described in (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

The LWAS/DFA Two-Year Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by such Portfolio or Master Fund for its securities lending transactions.

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Unless otherwise indicated, all limitations applicable to the investments of the Portfolios and Master Funds apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which such Portfolio invests all of its assets.

The Portfolios and the Master Funds may enter into futures contracts and options on futures contracts to gain market exposure on the Portfolio’s or Master Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of a Portfolio or Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Portfolios and the Master Funds expect to earn income on their margin deposits. Each Portfolio or Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio or Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio or Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio or Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio or Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, a Portfolio or Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting

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positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage a Portfolio or Master Fund may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the U.S. Large Cap Value Series may invest a portion of its assets, normally not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. The International Value Series may invest a portion of its assets, normally not more than 20%, in fixed income obligations, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. The Fixed Income Portfolios may each invest up to 20% in affiliated and unaffiliated unregistered money market funds. The 20% guidelines set forth above are not absolute limitations, but the Master Funds and Fixed Income Portfolios do not expect to exceed these guidelines under normal circumstances. With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Master Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

To the extent that the Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, they will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Funds or Portfolios net assets, after taking into account unrealized profits and unrealized losses on such contracts they have entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The International Value Series may invest up to 5% of its assets in convertible debentures issued by non- U.S. companies located in the countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with the Series’ investment objective and policies.

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DIRECTORS AND OFFICERS

Directors

The Board of Directors of each Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of each Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for each Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2006.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of a Fund’s Performance Committee is a disinterested Director. Each Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings for each Fund held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director’s experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	DFAIDG–since 1983 DIG–since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	DFAIDG–since 1986 DIG–since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios)(since 1994).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	DFAIDG–since 1981 DIG–since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	DFAIDG–since 2003 DIG–since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 65	Director	DFAIDG–since 1981 DIG–since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	DFAIDG–since 2000 DIG–since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name Address and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	DFAIDG–since 1981 DIG–since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	DFAIDG–since 1981 DIG–since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	84 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; the Trust; and Dimensional Emerging Markets Value Fund Inc.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Funds to the Funds’ Chief Compliance Officer for the fiscal year ended November 30, 2006.

Director	Aggregate Compensation from DFAIDG*	Aggregate Compensation from DIG*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides Director	$63,614	$10,724	N/A	N/A	$130,000
John P. Gould Director	$63,614	$10,724	N/A	N/A	$130,000
Roger G. Ibbotson Director	$67,281	11,383	N/A	N/A	$137,500
Robert C. Merton Director	$63,614	$10,724	N/A	N/A	$130,000
Myron S. Scholes Director	$63,614	$10,724	N/A	N/A	$130,000
Abbie J. Smith Director	$63,614	$10,724	N/A	N/A	$130,000
Christopher S. Crossan Chief Compliance Officer	$128,703	$21,640	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson); $130,000 (Mr. Scholes) and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

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Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark Age: 64	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Vice President Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 28, 2007, directors and officers as a group owned less than 1% of each Portfolio’s outstanding stock.

SERVICES TO THE FUNDS

Administrative Services – The Feeder Portfolios

The Funds have entered into administration agreements with the Advisor, on behalf of each Feeder Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to a Fund for the benefit of a Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Feeder Portfolio pays the Advisor a monthly fee, which, on an annual basis, equals 0.01% of the average daily net assets of each Portfolio. For the fiscal year ended November 30, 2006, 2005 and 2004, the Advisor was paid administrative fees of $12,000, $10,000 and $8,000, respectively, by LWAS/DFA U.S. High Book to Market Portfolio, and $16,000, $13,000 and $12,000, respectively, by LWAS/DFA International High Book to Market Portfolio.

Administrative Services – All Portfolios

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Master Funds and the Fixed Income Portfolios pay PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

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The fees charged to a Master Fund or a Fixed Income Portfolio under the fee schedule are allocated to each such Master Fund or Fixed Income Portfolio based on the Master Fund’s or Fixed Income Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Master Funds and Fixed Income Portfolios are also subject to a monthly base fee. The U.S. Large Cap Value Series and the Fixed Income Portfolios are each subject to a monthly base fee of $1,666. The International Value Series is subject to a monthly base fee of $2,038. Each Feeder Portfolio is subject to a monthly fee of $1,000. The Portfolios also pay separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and the Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series.

Distributor

Each Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Their address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Funds and audits the annual financial statements of the Funds. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

Client Services

For its services as Client Services Agent, each Portfolio pays LWI Financial Inc. a monthly fee which, on an annual basis, equals 0.15% of the average daily net assets of the LWAS/DFA U.S. High Book to Market Portfolio, 0.19% of the LWAS/DFA International High Book to Market Portfolio and 0.08% of the Fixed Income Portfolios.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholder of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Fixed Income Portfolios and the Master Funds, the Advisor is paid a monthly fee calculated as a percentage of average net assets of each Fixed Income Portfolio and Master Fund. For the fiscal years ended November 30, 2006, 2005, and 2004, the Fixed Income Portfolios and the Master Funds paid management fees to the Advisor (and any sub-advisor) as set forth in the following table:

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Master Fund/Portfolio	2006 (000)	2005 (000)	2004 (000)
U.S. Large Cap Value Series (1)	$7,124	$4,847	$3,190
International Value Series (1)	$11,736	$7,219	$4,209
LWAS/DFA Two-Year Fixed Income Portfolio	$124	$121	$121
LWAS/DFA Two-Year Government Portfolio	$110	$105	$110

(1)	The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios (or for Feeder Portfolios, their respective Master Funds), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios (or for Feeder Portfolios, their respective Master Funds) including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of the category of portfolios indicated.

U.S. Large Cap Value Series	Robert T. Deere
International Value Series	Karen E. Umland
Fixed income portfolios	David A. Plecha

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios in this SAI as of November 30, 2006 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Robert T. Deere	LWAS/DFA U.S. High Book to Market Portfolio[1]	None

Karen E. Umland	LWAS/DFA International High Book to Market Portfolio[2]	None

David A. Plecha	LWAS/DFA Two Year Fixed Income Portfolio LWAS/DFA Two Year Government Portfolio	None None

[1]

Robert T. Deere does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001 - $100,000) that invests all its assets in the same Master Fund as this Portfolio.

[2]

Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001 - $500,000) that invests all its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolios managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

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•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Portfolios (or with respect to the Feeder Portfolios, the Master Fund in which the Feeder Portfolios invest), each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere

•        23 U.S. registered mutual funds with $45,702 million in total assets under management.

•        8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•        41 other accounts with $3,371 million in total assets under management.

Karen E. Umland

•        24 U.S. registered mutual funds with $35,356 million in total assets under management.

•        4 unregistered pooled investment vehicles with $557 million in total assets under management.

•        7 other accounts with $2,896 million in total assets under management.

David A. Plecha

•        13 U.S. registered mutual funds with $11,079 million in total assets under management.

•        7 unregistered pooled investment vehicles with $1,612 million in total assets under management.

•        7 other accounts with $209 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Master Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios (or Master Funds in which the Feeder Portfolios invest) in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Master Funds.

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•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Master Fund or Account, a Portfolio/Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Master Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Portfolios/Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a Portfolio that he or she manages (or in a Feeder Portfolio that he or she manages the corresponding Master Fund) and a conflict may arise where he or she may therefore have an incentive to treat the Portfolio (or the corresponding Master Fund of a Feeder Portfolio) in which the portfolio manager or his/her relatives invest preferentially as compared to other Portfolios/Master Funds or Accounts for which they have portfolio management responsibilities.

The Advisor and the Funds have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. DIG began offering shares of the Fixed Income Portfolios and the LWAS/DFA U.S. High Book to Market Portfolio in May 1996.

The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series, including the U.S. Large Cap Value Series and the International Value Series, only to institutional investors in private offerings.

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Until February 1996, the LWAS/DFA International High Book to Market Portfolio was named DFA International High Book to Market Portfolio. From February 1996 until July 2000, the LWAS/DFA International High Book to Market Portfolio was known as the RWB/DFA International High Book to Market Portfolio. From July 2000 to October 28, 2004, the LWAS/DFA International High Book to Market Portfolio was known as the AAM/DFA International High Book to Market Portfolio. Until July 2000, the LWAS/DFA U.S. High Book to Market Portfolio was known as the RWB/DFA U.S. High Book to Market Portfolio; the LWAS/DFA Two-Year Fixed Income Portfolio was known as the RWB/DFA Two-Year Corporate Fixed Income Portfolio; and the LWAS/DFA Two-Year Government Portfolio was known as the RWB/DFA Two-Year Government Portfolio. From July 2000 until April 2002, the LWAS/DFA Two-Year Fixed Income Portfolio was known as the AAM/DFA Two-Year Corporate Fixed Income Portfolio. From April 2002 to October 28, 2004, the LWAS/DFA Two-Year Fixed Income Portfolio was known as the AAM/DFA Two-Year Fixed Income Portfolio. From July 2000 to October 28, 2004, the LWAS/DFA U.S. High Book to Market Portfolio was known as the AAM/DFA U.S. High Book to Market Portfolio; and the LWAS/DFA Two-Year Government Portfolio was known as the AAM/DFA Two-Year Government Portfolio.

CODE OF ETHICS

The Funds, the Trust, the Advisor and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund.

A Fund may withdraw the investment of a Feeder Portfolio in a Master Fund at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio’s assets in accordance with the investment policies described above.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the respective Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of each Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

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Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of the prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2007, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:

LWAS/DFA U.S. High Book to Market Portfolio

Charles Schwab & Co.* 101 Montgomery Street San Francisco, CA 94104	80.14%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	15.01%

LWAS/DFA International High Book to Market Portfolio

Charles Schwab & Company, Inc.*[1]	78.49%

Pershing LLC*[1]	14.84%

National Financial Services* 2001 Liberty Street One World Financial Center New York, NY 10281	5.71%

LWAS/DFA Two-Year Fixed Income Portfolio

Charles Schwab & Co.*[1]	72.79%

Pershing LLC *[1]	16.24%

National Financial Services*[1]	10.20%

LWAS/DFA Two-Year Government Portfolio

Charles Schwab & Co.*[1]	84.80%

Pershing LLC *[1]	8.89%

National Financial Services*[1]	6.23%

*	Owners of record only (omnibus).

[1]	See address for shareholder previously noted above in list.

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PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Funds will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of a Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

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The tax consequences described below may be affected by special rules because the Feeder Portfolios invest substantially all of their assets in Master Funds that are taxable as corporations for federal income tax purposes. These rules could affect the amount, timing, and character of the income received by the shareholders of a Portfolio.

Distributions of Net Investment Income

A Portfolio derives income generally in the form of dividends and interest on its investments. In the case of the Feeder Portfolios that invest in Master Funds, each Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

A Portfolio (or the Feeder Portfolios’ corresponding Master Fund) may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. The Feeder Portfolios may also derive capital gains through their redemption of shares of their corresponding Master Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

In general. Certain of the Portfolios (or, in the case of the Feeder Portfolios, their corresponding Master Fund) may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. The LWAS/DFA International High Book to Market Portfolio will not be permitted to pass though a credit or deduction for its pro rata share of foreign withholding taxes paid by its corresponding Master Fund since such Master Fund is organized as a corporation. If more than 50% of a Portfolio’s total assets at the end of a fiscal year is invested in foreign securities, the Portfolio may elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Portfolio (or, in the case of a Feeder Portfolio, its corresponding Master Fund). Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s (or Master Fund’s) ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

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PFIC securities. Certain Portfolios (or, in the case of a Feeder Portfolio, its corresponding Master Fund) may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, the Portfolio (or Master Fund) intends to mark-to-market these securities and will recognize any gains at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. In addition, if a Portfolio (or a Master Fund) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Master Fund) in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

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Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent a Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio or the Feeder Portfolio’s corresponding Master Fund. To the extent a Master Fund organized as a corporation invests in U.S. government obligations, dividends derived from interest on these obligations and paid to the corresponding Feeder Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Portfolio’s (or Master Fund’s) investment in stocks of domestic corporations and qualified foreign corporations. Because the LWAS/DFA Two-Year Fixed Income Portfolio’s and the LWAS/DFA Two-Year Government Portfolio’s income is derived primarily from interest rather than dividends, none of their distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

Both a Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Portfolio (or Master Fund) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

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While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Portfolio (or Master Fund) if the Portfolio (or Master Fund) was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers are not expected to qualify for the corporate dividends-received deduction. Because the LWAS/DFA Two-Year Fixed Income Portfolio’s and the LWAS/DFA Two-Year Government Portfolio’s income is derived primarily from interest rather than dividends, none of their distributions are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio (or in the case of a Feeder Portfolio, the corresponding Master Fund) were debt-financed or held by the Portfolio (or Master Fund) for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

A Portfolio or a Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or Master Fund’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s or Master Fund’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you. With respect to the Feeder Portfolios, the following discussion applies to the Master Funds in which the Feeder Portfolios invest all their assets.

Derivatives. Certain Portfolios are permitted to invest in certain options, futures and foreign currency contracts. If a Portfolio makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In

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determining its net income for excise tax purposes, a Portfolio also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities lending. A Portfolio’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles. A Portfolio’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Portfolio to hold offsetting positions in securities. If a Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Securities purchased at discount. Certain Portfolios are permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (“PIK”) bonds that could require them to accrue and distribute income not yet received. If a Portfolio invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Investment in certain mortgage pooling vehicles (excess inclusion income). Certain Portfolios may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of a Portfolio’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Portfolio to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, a Portfolio will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolios expect that disqualified organizations own their shares. Because this tax is imposed at the Portfolio level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolios are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, a Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income received by a Portfolio from all sources exceeds 1 % of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•

If a Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

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Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from a Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. A Portfolio may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Portfolio, it could affect the timing or character of income recognized by the Portfolio, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by a Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by a Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market

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discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Portfolio (or Master Fund) is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s (or Master Fund’s) qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio is effective for dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. A Portfolio (or a Master Fund) may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by a Portfolio, or by a REIT or U.S. real property holding corporation in which a Portfolio invests, may trigger special tax consequences to a Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as a Portfolio, as follows:

•

The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution; and

•

If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•

In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Portfolio classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because each Portfolio expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Portfolios do not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form

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W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S. estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose a Feeder Portfolio whose corresponding Master Fund is organized as a corporation may look through to the exempt assets held by the Master Fund is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Boards of Directors Funds and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

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The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios and Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the applicable Portfolio or Master Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor determines whether to vote

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proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of the Funds and Board of Directors of the Trust (collectively, the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and Master Fund generally discloses up to its twenty-five largest portfolio holdings (or with respect to a Feeder Portfolio, up to the twenty-five largest portfolio holdings of its Master Fund) (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Portfolio’s or Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s or Master Fund’s industry allocations. Each Portfolio and Master Fund generally discloses its complete Holdings Information (or with respect to a Feeder Portfolio, the Holdings Information of its Master Fund) (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

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As of February 28, 2007, the Advisor and the Portfolios and Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	Feeder Portfolios and U.S. Large Cap Value Series	Fund Custodian	Daily

Citibank, N.A.	International Value Series	Fund Custodian	Daily

PFPC Inc.	All Portfolios and Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	All Portfolios and Master Funds	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Pricing Service Vendor	International Value Series	Fair value information services	Daily

Citibank North American, Inc	All Portfolios and Master Funds	Middle office operational support service provider to the Advisor	Daily

Victorian Fund Management Corporation	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Northern Trust Company	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	International Value Series	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	U.S. Large Cap Value Series	Vendor to Advisor providing Portfolio analytics	Quarterly

Madison Portfolio Consultants	U.S. Large Cap Value Series and International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Mercer Investment Consulting, Inc.	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Russell Mellon Analytical Service	International Value Series	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wilshire Associates	International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	All Portfolios and Master Funds	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Master Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Funds, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

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The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Funds and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios and Master Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Funds’ independent registered public accounting firm. PwC audit the Funds’ annual financial statements. The audited financial statements and financial highlights of the Feeder Portfolios for the fiscal year ended November 30, 2006, as set forth in the Funds’ annual report to shareholders relating to the Feeder Portfolios, and the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the U.S. Large Cap Value Series and the International Value Series for the fiscal year ended November 30, 2006, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio III, Tax-Managed U.S. Marketwide Value Portfolio II and U.S. Large Cap Value Portfolio III (individually, a “Portfolio” and collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated March 30, 2007, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the DFA International Value Series (the “International Value Series”), The U.S. Large Cap Value Series (the “Large Cap Value Series”) and The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) (collectively, the “Master Funds”) of The DFA Investment Trust Company (the “Trust”) and the Portfolios through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each Master Fund and provides administrative services to the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

Each Portfolio and Master Fund is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Master Funds.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2006, 2005 AND 2004

	2006	2005	2004
International Value Series	$1,247,749	$1,088,052	$892,643
Large Cap Value Series	$2,648,808	$1,721,122	$1,320,039
Tax-Managed U.S. Marketwide Value Series	$1,942,517	$1,284,021	$734,136

The substantial increases or decreases in the amount of brokerage commissions paid by the Large Cap Value Series and the Tax-Managed Value Series from year to year indicated in the foregoing table resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by those Portfolios.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay

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commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds.

Subject to obtaining best price and execution, transactions of the Master Funds may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The over-the-counter market (“OTC”) companies eligible for purchase by the Large Cap Value Series and each Tax-Managed Value Series may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds can effect transactions at the best available prices.

During fiscal year ended November 30, 2006, the Master Funds paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
Large Cap Value Series	$2,404,470,834	$1,499,957
Tax-Managed U.S. Marketwide Value Series	$570,166,596	$996,304

The Portfolios will not incur any brokerage costs in connection with its purchase or redemption of shares of its Master Fund, except if a Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Funds in which the Portfolios invest may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund in which the Portfolios invest, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended November 30, 2006, as well as the value of such securities held by the Master Fund as of November 30, 2006.

Master Fund/Portfolio	Broker or Dealer	Value of Securities
DFA International Value Series	ABN AMRO Securities	$53,876,303
DFA International Value Series	Deutsche Bank Securities	$103,745,910
Tax-Managed U.S. Marketwide Value Series	JP Morgan Securities Inc	$134,491,901
Tax-Managed U.S. Marketwide Value Series	Sanders Morris Harris	$99,996

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Master Fund/Portfolio	Broker or Dealer	Value of Securities
Tax-Managed U.S. Marketwide Value Series	Suntrust Robinson Humphrey	$35,158,490

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that the Tax-Managed U.S. Marketwide Value Portfolio II may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

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(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs; provided that the Tax-Managed U.S. Marketwide Value Portfolio II may write or acquire options;

(14)	purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(15)	purchase securities on margin or sell short; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to the limitation on selling securities short;

(16)	acquire more than 10% of the voting securities of any issuer; provided that (a) this limitation applies only to 75% of the assets of the U.S. Large Cap Value Portfolio III and (b) provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Funds.

The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

With respect to the investment limitation described in (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although not a fundamental policy subject to shareholder approval, the Portfolios, (indirectly through their investment in the Master Funds), do not intend to invest more than 15% of their net assets in illiquid securities.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

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The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that a Portfolio or its Master Fund owns, and does not include assets which a Portfolios or its Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, a Portfolio or its Master Fund will exclude from its total assets those assets which represent collateral received by a Portfolio or its Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Funds’ assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Funds’ total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. With respect to illiquid securities, if a fluctuation in value causes a Portfolio or Master Fund to go above its limitations on investments in illiquid securities, the Board of Directors will consider what action, if any, should be taken to reduce the percentage to the applicable limitation.

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of a Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that a Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that a Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin

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requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, the Master Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodians, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Master Funds may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

The Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. All the Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Series	Permissible Cash Investment*	Percentage Guidelines**
International Value Series	Fixed income obligations such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds***	20%

Large Cap Value Series	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds***	20%

Tax-Managed Value Series	High quality, highly liquid fixed income securities such as money market instruments; shares of unaffiliated money market funds; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	20%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Master Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Fund do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

The International Value Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally

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convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the International Value Series upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the International Value Series with opportunities which are consistent with its investment objective and policies.

EXCHANGE TRADED FUNDS

The Tax-Managed Value Series may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Tax-Managed Value Series invests in an ETF, shareholders of the Tax-Managed U.S. Marketwide Value Portfolio II bear their proportionate share of the underlying ETF’s fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

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Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	Since 2003

John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003).

				84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 65	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	Since 1992

Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

84 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

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Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000
John P. Gould Director	$10,724	N/A	N/A	$130,000
Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500
Robert C. Merton Director	$10,724	N/A	N/A	$130,000
Myron S. Scholes Director	$10,724	N/A	N/A	$130,000
Abbie J. Smith Director	$10,724	N/A	N/A	$130,000
Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson), $130,000 (Mr. Scholes) and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark Age: 64	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 28, 2007, directors and officers as a group owned less than 1% of the each Portfolio’s outstanding stock.

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SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolios each pay the Advisor a monthly fee equal to one-twelfth of 0.01% of their respective average net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee. For the fiscal years ended November 30, 2006, 2005 and 2004, the Advisor was paid administrative fees of $85,000, $61,000 and $44,000 by the DFA International Value Portfolio III, and $132,000, $97,000 and $68,000 by the U.S. Large Cap Value Portfolio III.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Master Funds pay PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Funds under the fee schedule are allocated to the Master Funds based on each Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. Each Master Fund is also subject to a monthly base fee. The International Value Series pays a monthly base fee of $2,038 and the Large Cap Value Series and Tax-Managed Value Series each pay a monthly base fee of $1,666. Each Portfolio is subject to a monthly fee of $1,000. The Portfolios also pay separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

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DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2006, 2005 and 2004, the Master Funds paid advisory fees as set forth in the following table.

	2006	2005	2004
International Value Series*	$11,736,000	$7,219,000	$4,209,000
Large Cap Value Series*	$7,124,000	$4,847,000	$3,190,000
Tax-Managed U.S. Marketwide Value Series*	$5,973,000	$4,112,000	$2,738,000

*	Each of these Master Funds has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Funds in which the Portfolios invest, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day to day management of the category of portfolios indicated.

U.S. Value Series and Tax-Managed Value Series	Robert T. Deere
International Value Series	Karen E. Umland

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios in this SAI as of November 30, 2006 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Robert T. Deere	U.S. Large Cap Value Portfolio III[1] Tax-Managed U.S. Marketwide Value Portfolio II	None None

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Karen E. Umland	DFA International Value Portfolio III[2]	None

[1]	Robert T. Deere does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001—$100,000) that invests all its assets in the same Master Fund as this Portfolio.
[2]	Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001—$500,000) that invests all its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Master Funds, each portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere

•     23 U.S. registered mutual funds with $45,702 million in total assets under management.

•     8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•     41 other accounts with $3,371 million in total assets under management.

Karen E. Umland

•     24 U.S. registered mutual funds with $35,356 million in total assets under management.

•     4 unregistered pooled investment vehicles with $557 million in total assets under management.

•     7 other accounts with $2,896 million in total assets under management.

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Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Funds in which the Portfolios in this SAI invest), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Master Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a Feeder Portfolio that he or she manages the corresponding Master Fund and a conflict may arise where he or she may therefore have an incentive to treat the corresponding Master Fund of a Feeder Portfolio in which the portfolio manager or his/her relatives invest preferentially as compared to other Portfolios/Master Funds or Accounts for which they have portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

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CODE OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Tax-Managed Value Series, if a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2007, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:

DFA International Value Portfolio III

Charles Schwab & Co. Inc.*	69.75%
101 Montgomery Street
San Francisco, CA 94104

National Financial Services Inc.*	11.29%

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200 Liberty Street
One World Financial Center
New York, NY 10281

Trust Company of America*	9.95%
P. O. Box 6503
Englewood, CO 80155

U.S. Large Cap Value Portfolio III

Charles Schwab & Co. Inc.*[1]	72.64%

National Financial Services Inc.*[1]	10.46%

Trust Company of America*[1]	7.38%

Tax-Managed U.S. Marketwide Value Portfolio II

Charles Schwab & Co., Inc.*[1]	80.97%

National Financial Services*[1]	11.12%

FTC & Co.*	6.02%
P.O. Box 173736
Denver, CO 80217

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

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Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Different tax rules may apply because, for federal income tax purposes, the DFA International Value Portfolio III and the U.S. Large Cap Value Portfolio III invest their assets in Master Funds organized as corporations for federal income tax purposes, and the Tax-Managed U.S. Marketwide Value Portfolio II invests its assets in a Master Fund organized as a partnership. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios.

Distributions of Net Investment Income

A Portfolio derives income generally in the form of its share of dividends and interest earned by its corresponding Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates. These income dividends will not be taxable to 401(k) plans or other exempt shareholders.

Distributions of Capital Gain

A Portfolio, through its investment in its corresponding Master Fund, may derive capital gains or losses in connection with sales or other dispositions of portfolio securities. The DFA International Value Portfolio III and the U.S. Large Cap Value Portfolio III may also derive capital gains through their redemption of shares of their corresponding Master Funds, which are classified as corporations. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost

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basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

In general. The Master Fund in which the DFA International Value Portfolio III invests may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. If more than 50% of the DFA International Value Portfolio III’s total assets at the end of a fiscal year were invested in foreign securities (rather than stock of its corresponding Master Fund), the Portfolio would be permitted to elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio. Because the Master Fund is organized as a corporation, the Portfolio will not qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Master Fund.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Master Fund in which the DFA International Value Portfolio III invests. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. The Master Fund in which the DFA International Value Portfolio III invests may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, the Master Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Master Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed by the Master Fund to the Portfolio and, in turn, to you. In addition, if the Master Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Master Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Master Fund and, in turn, to its shareholders. Additional charges in the nature of interest may be imposed on the Master Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to

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its shareholders. The Board of Directors reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

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U.S. Government Obligations

To the extent the corresponding Master Fund of the Tax-Managed U.S. Marketwide Value Portfolio II invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from the Portfolio’s proportionate share of interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. To the extent a Master Fund organized as a corporation (such as the corresponding Master Funds of each of the DFA International Value Portfolio III and the U.S. Large Cap Value Portfolio III) invests in U.S. government obligations, dividends derived from interest on these obligations and paid to a Portfolio and, in turn, to you are unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on a Master Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by a Portfolio’s corresponding Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Master Fund if the Master Fund was a regular corporation. Dividends paid by certain Portfolios from interest on debt securities or dividends earned on portfolio securities of non-U.S. issuers, and are not expected to qualify for the corporate dividends-received deduction. Dividends derived by the corresponding Master Fund of the DFA International Value Portfolio III generally will be earned on portfolio securities of non-U.S. issuers, and are not expected to qualify for the corporate dividends-received deduction.

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The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Master Fund were debt-financed or held by the Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by a Portfolio (or, a Portfolio’s corresponding Master Fund) to another Portfolio or Master Fund may be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. If the selling and purchasing funds are both Master Funds (i.e., both partnerships) or a Master Fund and a Portfolio (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.

Complex Securities

A Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or Master Fund’s ability to recognize losses, and subject the corresponding Master Fund of the DFA International Value Portfolio III to U.S. federal income tax on income from certain of the Master Fund’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you. Since the Portfolios invest all their assets in a corresponding Master Fund, the following discussion applies to the Master Funds in which the Portfolios invest.

Derivatives. Certain Master Funds are permitted to invest in certain options, futures and foreign currency contracts. If a Master Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Master Fund also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities lending. A Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, generally will not qualify as qualified interest income for foreign withholding tax purposes.

Short sales. A Master Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause a Master Fund to hold offsetting positions in securities. If a Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it

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holds other securities, the Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Investment in certain mortgage pooling vehicles (excess inclusion income). Certain Master Funds may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of a Master Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Master Fund to the Portfolio and, in turn, to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, a Master Fund, as well as a Portfolio, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolios expect that disqualified organizations own their shares. Because this tax is imposed at the Master Fund and Portfolio level, all shareholders, including shareholders that are not disqualified organizations, indirectly will bear a portion of the tax cost associated with the Master Fund’s or Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolios are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, a Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income received by a Portfolio from all sources exceeds 1 % of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•

If a Master Fund, and, in turn, a Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s (or Master Fund’s) taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from a Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. A Master Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected

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by a Master Fund, it could affect the timing or character of income recognized by a Master Fund and its corresponding Portfolio, requiring the Master Fund and/or its corresponding Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by a Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by a Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Master Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate by the Portfolio of a Master Fund’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in

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managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio is effective for dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on from a Master Fund’s portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. A Master Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by a Master Fund, or by a REIT or U.S. real property holding corporation in which a Master Fund invests, may trigger special tax consequences to a Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as a Portfolio, as follows:

•

The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution; and

•

If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•

In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Portfolio classified as a qualified investment entity, Portfolio distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because each Portfolio, through its investment in its corresponding Master Fund, expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Portfolios do not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose a Portfolio may look through to the exempt assets held by a Master Fund is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made

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permanent. Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Board of Directors Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios and Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the applicable Portfolio or Master Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential

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issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor, the Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and its Master Fund generally discloses the up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Funds’ industry allocations. Each Portfolio and its Master Fund generally discloses the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

As of February 28, 2007, the Advisor and the Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Trust Company	All Master Funds	Fund Custodian	Daily

Citibank, N.A.	International Value Series	Fund Custodian	Daily

PFPC Inc.	All Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Daily

Pricing Service Vendor	International Value Series	Fair value information services	Daily

Citibank North American, Inc.	All Master Funds	Middle office operational support service provider to the Advisor	Daily

Victorian Fund Management Corporation	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Northern Trust Company	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Colonial Consulting Co.	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	All Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	U.S. Large Cap Value Series	Vendor to Advisor providing portfolio analytics	Quarterly

Madison Portfolio Consultants	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Mercer Investment Consulting, Inc.	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	U.S. Large Cap Value Series and DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	U.S. Large Cap Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wilshire Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Wurts & Associates	All Master Funds	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	All Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	All Master Funds	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Master Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Master Fund has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings

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Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2006, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2006, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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U.S. SMALL CAP VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Small Cap Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund,” or “DIG”), dated March 30, 2007, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

Prior to April 1, 2001, the Portfolio was known as the U.S. 6-10 Value Portfolio II. Similarly, the Master Fund in which the Portfolio invests – The U.S. Small Cap Value Series – was, prior to April 1, 2001, known as The U.S. 6-10 Value Series.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2006, 2005, and 2004, the Master Fund paid brokerage commissions of $7,545,756, $8,031,978, and $8,305,249, respectively.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

The over the counter market (“OTC”) companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

During the fiscal year ended November 30, 2006, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund, of $1,182,484 with respect to securities transactions valued at $395,144,576.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Fund may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended November 30, 2006, as well as the value of such securities held by the Master Fund as of November 30, 2006.

Broker or Dealer	Value of Securities
Knight Securities	$31,483,845

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

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(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge not more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

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The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to the investment limitation described in (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in a Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Although the Master Fund has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or its Master Fund owns, and does not include assets which the Portfolio or its Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, the Portfolio or its Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or its Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the position without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund is authorized to enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master

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Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, the Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Master Fund may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

The Master Fund engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options on index futures contracts; and affiliated and unaffiliated unregistered money market funds. The 20% guideline is not an absolute limitation but the Master Fund does not expect to exceed this guideline under normal circumstances. With respect to fixed income instruments, except in connection with corporate actions, the Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested

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Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent public accountants and also acts as a liaison between the Fund’s independent public accountants and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street, Building 4 Rye Brook, NY 10573 Age: 65	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	Since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	84 portfolios in 4 investment companies
[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

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[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000
John P. Gould Director	$10,724	N/A	N/A	$130,000
Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500
Robert C. Merton Director	$10,724	N/A	N/A	$130,000
Myron S. Scholes Director	$10,724	N/A	N/A	$130,000
Abbie J. Smith Director	$10,724	N/A	N/A	$130,000
Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A
†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal

9

year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson); $130,000 (Mr. Scholes); and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark Age: 64	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

10

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

12

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

13

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).
[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 28, 2007, directors and officers as a group owned less than 1% of the Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is 0.01% of the Portfolio’s average daily net assets. For the fiscal years ended November 30, 2006, 2005, and 2004, the Portfolio paid administrative fees to the Advisor of $66,000, 55,000, and $40,000, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Master Fund pays PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. The Master Fund is also subject to a

14

monthly base fee of $1,666. The Portfolio is subject to a monthly fee of $1,000. The Portfolio also pays separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include: (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2006, 2005, and 2004, the Master Fund paid advisory fees of $16,724,000, 13,703,000, and $10,497,000, respectively. The Master Fund has more than one investor. This dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

15

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund in which the Portfolio invests, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Investments in the Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of his immediate family) in the Portfolio in this SAI as of November 30, 2006 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Robert T. Deere	U.S. Small Cap Value Portfolio II1	None

[1]

Robert T. Deere does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001 - $500,000) that invests all of its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

16

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere

•        23 U.S. registered mutual funds with $45,702 million in total assets under management.

•        8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•        41 other accounts with $3,371 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invests), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of the Master Fund and Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Master Fund and Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Fund.

•

Investment Opportunities. It is possible that at times identical securities will be held by the Master Fund and other Accounts. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Master Fund or other Accounts, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Master Fund and all eligible Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across the Master Fund and multiple Accounts.

•

Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in a Portfolio. The portfolio manager or his relatives may invest in the Portfolio that he manages the corresponding Master Fund and a conflict may arise where he may therefore have an incentive to treat the corresponding Master Fund of the Feeder Portfolio in which the portfolio manager or his relatives invest preferentially as compared to other Accounts for which he has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

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GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

Until April 1, 2001, the Portfolio was known as the U.S. 6-10 Value Portfolio II.

CODE OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution.

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PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2007, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

BellSouth Corporation                                                                              100%

State Street Bank and Trust Co. as Trustee

105 Rosemont Street

Westwood, MA 02090

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fess may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

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Distributions of Net Investment Income

The Portfolio receives income generally in the form of dividends from the Master Fund. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates. These income dividends will not be taxable to 401(k) plans or other exempt shareholders.

Distributions of Capital Gain

The Portfolio, indirectly, through its investment in the Master Fund may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. The Portfolio may also derive capital gains through its redemption of shares in the Master Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Returns of Capital

If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute the Portfolio’s net long-term capital gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If the Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

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In order to qualify as a regulated investment company for federal income tax purposes, the Portfolio must meet certain specific requirements, including:

(i) The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation. In general, interest on certain U.S. government obligations is exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by a regulated investment company. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

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Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Portfolio out of dividends earned on the Master Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both the Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Master Fund if the Master Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Master Fund were debt-financed or held by the Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, and defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. The Master Fund is permitted to invest in options, futures and foreign currency contracts. If the Master Fund makes these investments, it could be required to mark-to-market these contracts and realize any

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unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining net income for excise tax purposes, the Master Fund also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, generally will not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles. The Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause the Master Fund to hold offsetting positions in securities. If the Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Investment in certain mortgage pooling vehicles (excess inclusion income). The Master Fund may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of the Master Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Master Fund to the Portfolio and, in turn, to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, the Master Fund, as well as the Portfolio, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolio expects that disqualified organizations own their shares. Because this tax is imposed at the Master Fund and Portfolio level, all shareholders, including shareholders that are not disqualified organizations, indirectly will bear a portion of the tax cost associated with the Master Fund’s or Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolio are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, the Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income received by the Portfolio from all sources exceeds 1% of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•

If the Master Fund and, in turn, the Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

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Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. The Master Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Master Fund, it could affect the timing or character of income recognized by the Master Fund, and, in turn, the Portfolio, requiring the Maser Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by the Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market

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discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Master Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Portfolio’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Portfolio is effective for dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on the Master Fund’s portfolio investments, if any, in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. The Master Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by the Master Fund, or by a REIT or U.S. real property holding corporation in which the Master Fund invests, may trigger special tax consequences to the Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the Portfolio, as follows:

•

The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution; and

•

If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•

In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the Portfolio classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because the Portfolio, through its investment in the Master Fund, expects to invest less than 50% of its assets at all times in U.S. real property interests, the Portfolio does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the

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United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose the Portfolio may look through to the exempt assets held by the Master Fund is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

This discussion of “Taxation of the Portfolio” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

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The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolio and Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio or the Master Fund, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the Portfolio or Master Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting

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procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio and Master Fund; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how the Master Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (together, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio and Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio and Master Fund generally discloses up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Fund’s industry allocations. The Portfolio and Master Fund generally discloses the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to Recipients under the Nondisclosure Agreement is not subject to a time delay before dissemination.

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As of February 28, 2007, the Advisor and the Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
PFPC Trust Company	Fund Custodian	Daily

PFPC Inc.	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Citibank North American, Inc.	Middle office operational support service provider to the Advisor	Daily

AP1-Forsta AP Fondon	Monitoring investor exposure and investment strategy	Monthly

Ontario Municipal Retirement System	Monitoring investor exposure and investment strategy	Monthly

Texas Mutual Insurance Company	Monitoring investor exposure and investment strategy	Monthly

Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	Monitoring investor exposure and investment strategy	Monthly

Colonial Consulting Co.	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	Monitoring investor exposure and investment strategy	Upon Request

Evaluation Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	Vendor to Advisor providing portfolio analytics	Quarterly

Fund Evaluation Group, LLC	Monitoring investor exposure and investment strategy	Quarterly

Hammond Associates LLC	Monitoring investor exposure and investment strategy	Monthly

Hewitt Associates	Monitoring investor exposure and investment strategy	Upon request

Jeffrey Slocum & Associates	Monitoring investor exposure and investment strategy	Upon request

Madison Portfolio Consultants	Monitoring investor exposure and investment strategy	Quarterly

Marco Consulting Group	Monitoring investor exposure and investment strategy	Monthly

Mercer Investment Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	Monitoring investor exposure and investment strategy	Quarterly

Clark Strategic Advisors, Inc.	Monitoring investor exposure and investment strategy	Quarterly

Summitt Strategies, Inc.	Monitoring investor exposure and investment strategy	Quarterly

Victorian Fund Management Corporation	Monitoring investor exposure and investment strategy	Upon request

Watson Wyatt Investment Consulting	Monitoring investor exposure and investment strategy	Monthly

Wilshire Associates	Monitoring investor exposure and investment strategy	Quarterly

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Recipient	Business Purpose	Frequency
Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

Vermogens Adries Administratie (VAA) BV	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Master Fund, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

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The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2006, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2006, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INTERNATIONAL VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This statement of additional information (SAI) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund,” or “DIG”), dated March 30, 2007, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual report can be obtained by writing or calling the Shareholder Services Agent for your employer’s plan.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to the DFA International Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and to the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2006, 2005 and 2004, the Master Fund paid brokerage commissions of $1,247,749, $1,088,052, and $892,643, respectively.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

Subject to obtaining best price and execution, transactions of the Master Fund, may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting

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brokers and dealers to effect the Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. On any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that a Master Fund can effect transactions at the best available prices.

During the fiscal year ended November 30, 2006, the Master Fund did not pay commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund.

The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Fund may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended November 30, 2006, as well as the value of such securities held by the Master Fund as the November 30, 2006.

	Broker or Dealer	Value of Securities
DFA International Value Series	ABN AMRO Securities	$53,876,303
DFA International Value Series	Deutsche Bank Securities	$103,745,910

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

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(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and, then, in no event in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as described in (1) above;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

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Although the investment limitation described in (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to the investment limitation described in (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

The Master Fund may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or its Master Fund owns, and does not include assets which the Portfolio or its Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, the Portfolio or its Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or its Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund is authorized to enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract

5

positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, the Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Master Fund may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

The Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable.

The Master Fund may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible: fixed income obligations, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. Under normal circumstances, the Master Fund does not expect to invest more than 20% of its assets in such investments. With respect to fixed income instruments, except in connection with corporate actions, the Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

The Master Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the

6

underlying common stock. Common stock acquired by the Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Fund with opportunities which are consistent with the Master Fund’ investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

7

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Grove Asset Management L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 65	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

8

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	Since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	84 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000

John P. Gould Director	$10,724	N/A	N/A	$130,000

Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500

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Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
Robert C. Merton Director	$10,724	N/A	N/A	$130,000

Myron S. Scholes Director	$10,724	N/A	N/A	$130,000

Abbie J. Smith Director	$10,724	N/A	N/A	$130,000

Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson); $130,000 (Mr. Scholes); and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark Age: 64	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

14

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

15

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

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As of February 28, 2007, directors and officers as a group owned less than 1% of the Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is 0.01% of the average daily net assets of the Portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average daily net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2007 to April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2006, 2005, and 2004, the Portfolio paid administrative fees to the Advisor of 49,000, $27,000, and $12,000, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.

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For the administrative and accounting services provided by PFPC, the Master Fund pays PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. The Master Fund is also subject to a monthly base fee of $2,038. The Portfolio is subject to a monthly fee of $1,000. The Portfolio also pays separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the Master Fund. The custodians maintain a separate account or accounts for the Portfolio and Master Fund; receive, hold and release portfolio securities on account of the Portfolio and Master Fund; make receipts and disbursements of money on behalf of the Portfolio and Master Fund; and collect and receive income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

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Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and/or shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2006, 2005, and 2004, the Master Fund paid advisory fees of $11,736,000, $7,219,000, and $4,209,000, respectively. The Master Fund has more than one Feeder Portfolio and/or direct investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund in which the Portfolio invests, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Investments in the Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of her immediate family) in the Portfolio in this SAI as of November 30, 2006 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Karen E. Umland	DFA International Value Portfolio II1	None

[1]

Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001-$500,000) that invests all of its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

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•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Karen E. Umland	• 24 U.S. registered mutual funds with $35,356 million in total assets under management.
• 4 unregistered pooled investment vehicles with $557 million in total assets under management.
• 7 other accounts with $2,896 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invests), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of the Master Fund and Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Master Fund and Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Fund.

•

Investment Opportunities. It is possible that at times identical securities will be held by the Master Fund and other Accounts. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Master Fund or other Accounts, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Master Fund and all eligible Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across the Master Fund and multiple Accounts.

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•

Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in a Portfolio. The portfolio manager or her relatives may invest in the Portfolio that she manages the corresponding Master Fund and a conflict may arise where she may therefore have an incentive to treat the corresponding Master Fund of the Feeder Portfolio in which the portfolio manager or her relatives invest preferentially as compared to other Accounts for which she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with identical, non-cumulative voting, dividend, redemption, liquidation, and other rights and preferences.

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With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act, or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in its Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIE S

As of February 28, 2007, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio:

BellSouth Corporation State Street Bank and Trust Co. as Trustee 105 Rosemont Street Westwood, MA 02090	100%

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

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Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distributions of Net Investment Income

The Portfolio receives income generally in the form of dividends from the Master Fund. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates. These income dividends will not be taxable to 401(k) plans or other exempt shareholders.

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Distributions of Capital Gain

The Portfolio, through its investment in the Master Fund, may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. The Portfolio may also derive capital gains through its redemption of shares in the Master Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

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Returns of Capital

If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

In general. The Master Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. If more than 50% of the Portfolio’s total assets at the end of a fiscal year were invested in foreign securities (rather than stock of the Master Fund), the Portfolio would be permitted to elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio. Because the Master Fund is organized as a corporation, the Portfolio will not qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Master Fund.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Master Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed by the Master Fund to the Portfolio and, in turn, to you are taxable to you as ordinary income, and any losses reduce the Master Fund’s ordinary income otherwise available for distribution to the Portfolio and, in turn, to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. The Master Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Master Fund intends to mark-to-market these securities and recognize any gains at the end of their fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Master Fund is required to distribute, even though the Master Fund has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Master Fund to the Portfolio and, in turn, to you. In addition, if the Master Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Master Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Master Fund to the Portfolio and, in turn, to its shareholders. Additional charges in the nature of interest may be imposed on the Master Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

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Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute the Portfolio’s net long-term capital gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If the Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, the Portfolio must meet certain specific requirements, including:

(i) The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve-month period ending November 30; and

•

100% of any undistributed amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

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Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation. In general, interest on certain U.S. government obligations is exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by a regulated investment company. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Portfolio out of dividends earned on the Master Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both the Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.
After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Master Fund if the Master Fund was a regular corporation.

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Because the Master Fund invests primarily in securities of foreign issuers, none or only a small amount of the Master Fund’s and, in turn, the Portfolio’s dividends are expected to qualify for the corporate dividends-received deduction.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Master Fund were debt-financed or held by the Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, and defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. The Master Fund is permitted to invest in options, futures and foreign currency contracts. If the Master Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining net income for excise tax purposes, the Master Fund also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, generally will not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles. The Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause the Master Fund to hold offsetting positions in securities. If the Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Investments in securities of uncertain tax character. The Master Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Master Fund, it could affect the timing or character of income recognized by the Master Fund, and, in turn, the Portfolio, requiring the Maser Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup Withholding

By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by the Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Master Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate by the Portfolio of the Master Fund’s qualified interest income for its

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entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Portfolio is effective for dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on the Master Fund’s portfolio investments, if any, in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose the Portfolio may look through to the exempt assets held by the Master Fund is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

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Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

This discussion of “Taxation of the Portfolio” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolio and Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio or the Master Fund, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and

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recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the Portfolio or Master Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s

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investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio and Master Fund; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how the Master Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (together, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio and Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio and Master Fund generally discloses up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Fund’s industry allocations. The Portfolio and Master Fund generally discloses the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or

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third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to Recipients under the Nondisclosure Agreement is not subject to a time delay before dissemination.

As of February 28, 2007, the Advisor and the Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
Citibank, N.A.	Fund Custodian	Daily

PFPC Inc.	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Pricing Service Vendor	Fair value information services	Daily

Citibank North American, Inc.	Middle office operational support service provider to the Advisor	Daily

Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Monitoring investor exposure and investment strategy	Upon request

Consulting Services Group LLC	Monitoring investor exposure and investment strategy	Upon Request

Ennis, Knupp & Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

State Street Bank and Trust	Monitoring investor exposure and investment strategy	Monthly

Madison Portfolio Consultants	Monitoring investor exposure and investment strategy	Quarterly

Mercer Investment Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	Monitoring investor exposure and investment strategy	Monthly

Victorian Fund Management Corporation	Monitoring investor exposure and investment strategy	Upon request

Wilshire Associates	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Master Fund, the Advisor or any other party receives any compensation in connection with these arrangements.

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The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2006, as set forth in the Fund’s annual report to shareholders of the Portfolio, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

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The audited financial statements of the Master Fund for the fiscal year ended November 30, 2006, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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U.S. LARGE CAP VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Cap Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund,” or “DIG”), dated March 30, 2007, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2006, 2005, and 2004, the Master Fund paid brokerage commissions of $2,648,808, $1,721,122, and $1,320,039, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted primarily from asset changes that required increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner that would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to obtaining best price and execution, transactions of the Master Fund may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

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The Advisor may place buy and sell orders on electronic communication networks (“ECNs”). ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

During the fiscal year ended November 30, 2006, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund, of $1,499,957 with respect to securities transactions valued at $2,404,470,834.

The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Fund may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The Master Fund did not own any securities of its regular brokers or dealers (or securities of the broker’s or dealer’s parent company) during the fiscal year ended November 30, 2006.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations that may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

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(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as provided in (1) above;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to the investment limitation described in (5) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.

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Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or its Master Fund owns, and does not include assets which the Portfolio or its Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, the Portfolio or its Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or its Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund’s to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund may enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price

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movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, the Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Master Fund may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

The Master Fund engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. The 20% guideline is not an absolute limitation but the Master Fund does not expect to exceed this guideline under normal circumstances. With respect to fixed income instruments, except in connection with corporate actions, the Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accountants and also acts as a liaison between the Fund’s independent registered public accountants and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Bldg. 4 Rye Brook, NY 10573 Age: 65	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	Since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	84 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000

John P. Gould Director	$10,724	N/A	N/A	$130,000

Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500

Robert C. Merton Director	$10,724	N/A	N/A	$130,000

Myron S. Scholes Director	$10,724	N/A	N/A	$130,000

Abbie J. Smith Director	$10,724	N/A	N/A	$130,000

Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under

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the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson); $130,000 (Mr. Scholes); and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark Age: 64	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 28, 2007 directors and officers as a group owned less than 1% of the Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is 0.01% of the Portfolio’s average daily net assets. For the fiscal years ended November 30, 2006, 2005, and 2004, the Portfolio paid administrative fees to the Advisor of $41,000, 27,000, and $15,000, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Master Fund pays PFPC annual fees that are calculated daily and paid monthly according to a fee schedule

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based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. The Master Fund is also subject to a monthly base fee of $1,666. The Portfolio is subject to a monthly fee of $1,000. The Portfolio also pays separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio. The custodian maintains a separate account or accounts for the Portfolio and Master Fund; receives, holds and releases portfolio securities on account of the Portfolios and Master Fund; makes receipts and disbursements of money on behalf of the Portfolios and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

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ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2006, 2005, and 2004, the Master Fund paid advisory fees of $7,124,000, 4,847,000, and $3,190,000, respectively. The Master Fund has more than one Feeder Portfolio and/or direct investor. This dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund in which the Portfolio invests, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

Investments in the Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of his immediate family) in the Portfolio in this SAI as of November 30, 2006 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Robert T. Deere	U.S. Large Cap Value Portfolio II1	None

[1]

Robert T. Deere does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $50,001 - $100,000) that invests all of its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

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Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere

•   23 U.S. registered mutual funds with $45,702 million in total assets under management.

•   8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•   41 other accounts with $3,371 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invests), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

•	Time Management. The management of the Master Fund and Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Master Fund and Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Fund.

•	Investment Opportunities. It is possible that at times identical securities will be held by the Master Fund and other Accounts. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Master Fund or other Accounts, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Master Fund and all eligible Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across the Master Fund and multiple Accounts.

•	Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•	Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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•	Investment in a Portfolio. The portfolio manager or his relatives may invest in the Portfolio that he manages the corresponding Master Fund and a conflict may arise where he may therefore have an incentive to treat the corresponding Master Fund of the Feeder Portfolio in which the portfolio manager or his relatives invest preferentially as compared to other Accounts for which he has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares. Each share of common stock of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

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Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2007, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

BellSouth Corporation	100%
State Street Bank and Trust Co. as Trustee
105 Rosemont Street
Westwood, MA 02090

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

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TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distributions of Net Investment Income

The Portfolio receives income generally in the form of dividends from the Master Fund. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates. These income dividends will not be taxable to 401(k) plans or other exempt shareholders.

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Distributions of Capital Gain

The Portfolio, indirectly, through its investment in the Master Fund may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. The Portfolio may also derive capital gains through its redemption of shares in the Master Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Returns of Capital

If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and

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short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute the Portfolio’s net long-term capital gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If the Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, the Portfolio must meet certain specific requirements, including:

(i) The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

98% of its taxable ordinary income earned during the calendar year;

98% of its capital gain net income earned during the twelve-month period ending

November 30; and 100% of any undistributed amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation. In general, interest on certain U.S. government obligations is exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by a regulated investment company. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Portfolio out of dividends earned on the Master Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

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Both the Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Master Fund if the Master Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Master Fund were debt-financed or held by the Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, and defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. The Master Fund is permitted to invest in options, futures and foreign currency contracts. If the Master Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining net income for excise tax purposes, the Master Fund also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

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Securities Lending. The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, generally will not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles. The Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause the Master Fund to hold offsetting positions in securities. If the Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Investment in certain mortgage pooling vehicles (excess inclusion income). The Master Fund may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of the Master Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Master Fund to the Portfolio and, in turn, to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, the Master Fund, as well as the Portfolio, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolio expects that disqualified organizations own their shares. Because this tax is imposed at the Master Fund and Portfolio level, all shareholders, including shareholders that are not disqualified organizations, indirectly will bear a portion of the tax cost associated with the Master Fund’s or Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolio are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, the Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income received by the Portfolio from all sources exceeds 1% of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•

If the Master Fund and, in turn, the Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot

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be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. The Master Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Master Fund, it could affect the timing or character of income recognized by the Master Fund, and, in turn, the Portfolio, requiring the Maser Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by the Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Master Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Portfolio’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Portfolio is effective for dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on the Master Fund’s portfolio investments, if any, in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. The Master Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by the Master Fund, or by a REIT or U.S. real property holding corporation in which the Master Fund invests, may trigger special tax consequences to the Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the Portfolio, as follows:

•

The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;

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•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution; and

•

If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•

In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the Portfolio classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because the Portfolio, through its investment in the Master Fund, expects to invest less than 50% of its assets at all times in U.S. real property interests, the Portfolio does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose the Portfolio may look through to the exempt assets held by the Master Fund is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and

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capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

This discussion of “Taxation of the Portfolio” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolio and Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio or the Master Fund, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the Portfolio or Master Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

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The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

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With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio and Master Fund; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how the Master Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (together, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio and Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio and Master Fund generally disclose up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Fund’s industry allocations. The Portfolio and Master Fund generally disclose the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

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As of February 28, 2007, the Advisor and the Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
PFPC Trust Company	Fund Custodian	Daily

PFPC Inc.	Fund Administrator, Accounting Agent, and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Citibank North American, Inc.	Middle office operational support service provider to the Advisor	Daily

Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	Monitoring investor exposure and investment strategy	Monthly

Callan Associates	Monitoring investor exposure and investment strategy	Monthly

Colonial Consulting Co.	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	Monitoring investor exposure and investment strategy	Upon request

Evaluation Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	Vendor to Advisor providing portfolio analytics	Quarterly

Madison Portfolio Consultants	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	Monitoring investor exposure and investment strategy	Monthly

Sparinvest	Monitoring investor exposure and investment strategy	Monthly

Strategic Investment Solutions	Monitoring investor exposure and investment strategy	Quarterly

Victorian Fund Management Corporation	Monitoring investor exposure and investment strategy	Upon request

Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

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In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Master Fund, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2006, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

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The audited financial statements of the Master Fund for the fiscal year ended November 30, 2006, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio IV and Emerging Markets Portfolio II (individually, a “Portfolio” and, collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund,” or “DIG”), dated March 30, 2007, as amended from time to time. The audited financial statements and financial highlights of the Fund are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of each Portfolio’s Master Fund are incorporated by reference from the DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of The DFA International Value Series (“International Value Series”) and The Emerging Markets Series (“Emerging Markets Series”) (together, the “Master Funds”) of the DFA Investment Trust Company (the “Trust”) and to the Portfolios through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to each Master Fund and provides administrative services to the Portfolios. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Advisors Inc. and was organized as a Delaware corporation.

The following information supplements the information set forth in the prospectus. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Funds.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2006, 2005 AND 2004

	2006	2005	2004
International Value Series	$1,247,749	$1,088,052	$892,643
Emerging Markets Series	$966,487	$1,778,688	$1,214,171

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Funds to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. During the fiscal year ended November 30, 2006, the International Value Series and Emerging Markets Series did not pay commissions for securities transactions to brokers who provided market price monitoring services, market studies and research services.

Subject to obtaining best price and execution, transactions of the Master Funds may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund and the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect a Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

Neither Portfolio will incur any brokerage costs in connection with its purchase or redemption of shares of its corresponding Master Funds, except if a Portfolio receives securities or currencies from the corresponding Master Funds to satisfy the Portfolio’s redemption request. See “REDEMPTION OF SHARES.”

The Master Funds in which the Portfolios invest may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund in which the Portfolios invest, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended November 30, 2006, as well as the value of such securities held by the Master Fund as of November 30, 2006.

Master Fund/Portfolio	Broker or Dealer	Value of Securities
DFA International Value Series	ABN AMRO Securities	$53,876,303
DFA International Value Series	Deutsche Bank Securities	$103,745,910

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

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(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization, provided that the Emerging Markets Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Emerging Markets Portfolio II; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Funds.

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The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation in (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

For purposes of the investment limitation in (5) above, the Emerging Markets Portfolio II (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. With respect to the investment limitation in (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios (indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

For the purposes of the investment limitation in (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

The International Value Portfolio IV and Emerging Markets Portfolio II (indirectly through their investment in the Trust) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Series or whose use is otherwise considered by the Series to be advisable. The Series would “look through” any such vehicle to determine compliance with its investment restrictions.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that a Portfolio or its Master Fund owns, and does not include assets which a Portfolio or its Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, a Portfolio or its Master Fund will exclude from its total assets those assets which represent collateral received by a Portfolio or its Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Funds’ assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Funds’ total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

4

FUTURES CONTRACTS

Each Master Fund may enter into futures contracts and options on futures contracts to gain market exposure on the Master Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of a Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, the Master Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Master Funds may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

All the Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. In the case of the Emerging Markets Series, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

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Portfolios and Series	Permissible Cash Investment*	Percentage Guidelines**
International Value	Fixed income obligations such as money market instruments; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds***	20%

Emerging Markets	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; and affiliated and unaffiliated registered and unregistered money market funds***	10%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Master Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

The Master Funds each may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies located in countries where the Master Funds are permitted to invest. The International Value Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Funds may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Funds upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Funds with opportunities which are consistent with its investment objective and policies.

EXCHANGE TRADED FUNDS

The Emerging Markets Series may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Emerging Markets Series invests in an ETF, shareholders of the Emerging Market Series, including the Emerging Markets Portfolio II, bear their proportionate share of the underlying ETF’s fees and expenses.

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DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 65	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	Since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	84 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000
John P. Gould Director	$10,724	N/A	N/A	$130,000
Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500
Robert C. Merton Director	$10,724	N/A	N/A	$130,000
Myron S. Scholes Director	$10,724	N/A	N/A	$130,000
Abbie J. Smith Director	$10,724	N/A	N/A	$130,000
Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson), $130,000 (Mr. Scholes) and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

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Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark Age: 64	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 28, 2007, directors and officers as a group owned less than 1% of each Portfolio’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as the shareholders or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For the administrative services provided to the DFA International Value Portfolio IV, the Advisor receives a monthly fee equal to one-twelfth of 0.20% of the Portfolio’s first $40 million of average net assets and no fee for assets exceeding $40 million. Pursuant to the administration agreement relating to the Emerging Markets Portfolio II, the Advisor receives a monthly fee equal to one-twelfth of 0.40% of the Portfolio’s first $50 million of average net assets and no fee for assets exceeding $50 million. Pursuant to the Fee Waiver and Expense Assumption Agreement for Emerging Markets Portfolio II, the Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio’s average net assets. For the fiscal years ended November 30, 2006, 2005 and 2004, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	2006		2005		2004
International Value Portfolio IV	$80, 000		$80, 000		$80, 000
Emerging Markets Portfolio II	$183, 000	[1]	$115,000	[1]	$68,000	[1]

[1]	$0 after waiver

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.

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For the administrative and accounting services provided by PFPC, the Master Funds pay PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Funds under the fee schedule are allocated to the Master Funds based on each Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. Each Master Fund is also subject to a monthly base fee of $2,038. Each Portfolio is subject to a monthly fee of $1,000. The Portfolios also pay separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series and Emerging Market Series. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for each Portfolio. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

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ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Funds. For the fiscal years ended November 30, 2006, 2005 and 2004, the Master Funds paid advisory fees as set forth in the following table:

	2006	2005	2004
International Value Series*	$11,736,000	$7,219,000	$4,209,000

Emerging Markets Series*	$2,146,000	$1,478,000	$844,000

*	Both Master Funds have more than one Feeder Portfolio and/or direct investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Funds in which the Portfolios invest, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Funds including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Funds.

Investments in Each Portfolio

Information relating to the portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios in this SAI as of November 30, 2006 is set forth in the chart below.

Name of Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Karen E. Umland	DFA International Value Portfolio IV1 Emerging Markets Portfolio II2	None None

[1]	Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $100,001-$500,000) that invests all its assets in the same Master Fund as this Portfolio.
[2]	Karen E. Umland does not invest in this Portfolio, but invests in another feeder portfolio (ownership range of $10,001-$50,000) that invests all its assets in the same Master Fund as this Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

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•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Master Fund in which the Portfolios invest, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Karen E. Umland

•     24 U.S. registered mutual funds with $35,356 million in total assets under management.

•     4 unregistered pooled investment vehicles with $557 million in total assets under management.

•     7 other accounts with $2,896 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Funds in which the Portfolios in this SAI invest), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Master Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Master Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Funds.

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•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Master Fund and/or Account. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Master Fund or Account, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Master Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Master Funds and Accounts.

•

Broker Selection. With respect to securities transactions for the Master Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a Portfolio that he or she manages the corresponding Master Fund and a conflict may arise where he or she may therefore have an incentive to treat the corresponding Master Fund of a Feeder Portfolio in which the portfolio manager or his/her relatives invest preferentially as compared to other Master Funds or Accounts for which they have portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings.

CODE OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

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SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with identical, non-cumulative voting, dividend, redemption, liquidation, and other rights and preferences.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Emerging Markets Series, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2007, the following persons beneficially owned more than 5% of the outstanding securities of each Portfolio:

DFA INTERNATIONAL VALUE PORTFOLIO IV

Citigroup 401(k) Plan* State Street Bank & Trust 105 Rosemont Road Westwood, MA 02090	100%

EMERGING MARKETS PORTFOLIO II

Citigroup 401(k) Plan*[1]	100%

*	Owner of record only (omnibus).
[1]	See address for shareholder previously listed above.

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PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Because shares of the Portfolios are sold only in connection with 401(k) plans, the tax consequences described below are generally not applicable to the beneficiary under a 401(k) plan prior to the withdrawal of amounts deposited under the 401(k) plan. If the beneficiary under a 401(k) plan should become subject to tax, the beneficiary should consider the tax implications of investing, and consult the beneficiary’s own tax adviser.

Different tax rules may apply because, for federal income tax purposes, the Master Fund in which the assets of DFA International Value Portfolio IV are invested is a corporation, while the Master Fund in which the assets of Emerging Markets Portfolio II are invested is a partnership. These rules could affect the amount, timing, or character of the income distributed to the Portfolios by the Master Funds.

Effect of Foreign Investments

The Master Funds in which the Portfolios invest may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid to its shareholders.

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The Master Funds in which the Portfolios invest may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, the Master Funds intend to mark-to-market these securities and will recognize any gains at the end of their fiscal years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Master Fund is required to distribute, even though it has not sold the securities. In addition, if a Master Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Master Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Master Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Master Fund in respect of deferred taxes arising from such distributions or gains.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Complex Securities

A Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, defer a Master Fund’s ability to recognize losses, and subject the Master Fund to U.S. federal income tax on income from certain of the its foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Master Fund’s income and, in turn, of the income distributed to a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolios.

PROXY VOTING POLICIES

The Board of Directors Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios and Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the applicable Portfolio or Master Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

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Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

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The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Master Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Master Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor, the Board of Directors of the Fund and the Board of Trustees of the Trust (collectively, the “Board”) has adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Master Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios and Master Funds, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and its Master Fund generally discloses up to twenty-five of the Master Fund’s largest portfolio holdings (“largest holdings”) and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets, as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Funds’ industry allocations. Each Portfolio and its Master Fund generally disclose the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination.

As of February 28, 2007, the Advisor and the Master Funds had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Citibank, N.A.	Both Master Funds	Fund Custodian	Daily

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
PFPC Inc.	Both Master Funds	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Both Master Funds	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Pricing Service Vendor	Both Master Funds	Fair value information services	Daily

Citibank North American, Inc.	Both Master Funds	Middle office operational support service provider to the Advisor	Daily

California Institute of Technology	Emerging Markets Series	Monitoring investor exposure and investment strategy	Upon request

Plan B Financial Services Ltd.	Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly*

Northern Trust Company	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

State Street Bank and Trust	DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Consulting Services Group LLC	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

Ennis, Knupp & Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Evaluation Associates LLC	Both Master Funds	Monitoring investor exposure and investment strategy	Quarterly

Hammond Associates LLC	Emerging Markets Series	Monitoring investor exposure and investment strategy	Monthly

Madison Portfolio Consultants	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Mercer Investment Consulting, Inc.	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Russell Mellon Analytical Service	DFA International Value Series	Monitoring investor exposure and investment strategy	Monthly

Siemens Savings Plan	Emerging Markets Series	Monitoring investor exposure and investment strategy	Upon request

Victorian Fund Management Corporation	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

Wilshire Associates	DFA International Value Series	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	Both Master Funds	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

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Recipient	Master Funds/Portfolios	Business Purpose	Frequency
Segal Advisors, Inc.	Both Master Funds	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Both Master Funds	Monitoring investor exposure and investment strategy	Quarterly

*	receive top 500 holdings 15- to 20-days after month end

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Master Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolios and the Master Funds, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Master Fund has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, a Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

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FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2006, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2006, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Dimensional Investment Group Inc.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Company Institutional Index Portfolio (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund,” or “DIG”), dated March 30, 2007, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Portfolio’s Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES	1

BROKERAGE TRANSACTIONS	1

INVESTMENT LIMITATIONS	2

FUTURES CONTRACTS	4

CASH MANAGEMENT PRACTICES	5

DIRECTORS AND OFFICERS	5

SERVICES TO THE FUND	14

ADVISORY FEES	15

PORTFOLIO MANAGERS	15

GENERAL INFORMATION	17

CODE OF ETHICS	17

SHAREHOLDER RIGHTS	17

PRINCIPAL HOLDERS OF SECURITIES	18

PURCHASE OF SHARES	18

REDEMPTION OF SHARES	19

TAXATION OF THE PORTFOLIO	19

PROXY VOTING POLICIES	26

DISCLOSURE OF PORTFOLIO HOLDINGS	27

FINANCIAL STATEMENTS	29

PERFORMANCE DATA	30

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors LP (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2006, 2005, and 2004, the Master Fund paid total brokerage commissions of $61,034, $95,999 and $44,268, respectively.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. During the fiscal year ended November 30, 2006, the Master Fund did not pay commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

Subject to obtaining best price and execution, transactions of the Master Fund, may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Trustees of the Trust, is prohibited from selecting brokers and dealers to effect the Master Fund’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

The Advisor may place buy and sell orders on electronic communication networks (“ECNs”). ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to an ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

The Master Fund may purchase securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act of 1940 (the “1940 Act”)). The table below lists the regular brokers or dealers of the Master Fund, whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Master Fund during the fiscal year ended November 30, 2006, as well as the value of such securities held by the Master Fund as of November 30, 2006.

	Broker or Dealer	Value of Securities
U.S. Large Company Series	Lehman Brothers Inc.	$15,352,828
U.S. Large Company Series	Morgan Stanley	$31,667,328

INVESTMENT LIMITATIONS

The Portfolio and Master Fund have adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio or Master Fund.

The Portfolio and Master Fund will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5)	engage in the business of underwriting securities issued by others;

(6)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(7)	purchase securities on margin or sell short;

(8)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

In addition to the above investment limitations, the Master Fund has adopted the following investment limitations, which may not be changed without shareholder approval, as discussed above, the Master Fund will not:

(9)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(10)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (9) above;

(11)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(12)	invest for the purpose of exercising control over management of any company;

(13)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(14)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(15)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(16)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

(17)	acquire more than 10% of the voting securities of any issuer.

The investment limitations described in (3) and (6) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (7) above do not prohibit the Portfolio or Master Fund from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolio and Master Fund are authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to the investment limitation described in (4) above, the Portfolio and Master Fund will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (11) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees of the Trust and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or its Master Fund owns, and does not include assets which the Portfolio or its Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, the Portfolio or its Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or its Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Master Fund. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the

Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and interpretations of the staff of the Commission, the Master Fund (or its custodian) is required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Master Fund may use by entering into futures transactions.

CASH MANAGEMENT PRACTICES

The Master Fund engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, in short-term fixed income obligations; index futures contracts and options thereon; and affiliated and unaffiliated unregistered money market funds. With respect to fixed income instruments, except in connection with corporate actions, the Master Fund will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve duplication of certain fees and expenses.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Myron S. Scholes Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 65	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	Since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	84 portfolios in 4 investment companies

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFAIDG; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2006 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000
John P. Gould Director	$10,724	N/A	N/A	$130,000
Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500
Robert C. Merton Director	$10,724	N/A	N/A	$130,000
Myron S. Scholes Director	$10,724	N/A	N/A	$130,000

Name and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits as Part of Expenses	Estimated Annual Benefit upon Retirement	Total Compensation from Funds and DFA Fund Complex Paid to Directors†
Abbie J. Smith Director	$10,724	N/A	N/A	$130,000
Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson); $130,000 (Mr. Scholes); and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFAIDG, DIG, The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark	Vice President	Since	Vice President of all the DFA Entities. Formerly, Vice
Age: 64		1996	President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 28, 2007, directors and officers as a group owned less than 1% of the Portfolio’s outstanding stock.

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SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of 0.05% of the average daily net assets of the Portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% if its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2007 to April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the fiscal years ended November 30, 2006, 2005 and 2004, before any waiver of fees by the Advisor, the Portfolio’s administrative fees owed to the Advisor were $385,000, $306,000 and $237,000, respectively. For the fiscal years ended November 30, 2006, 2005 and 2004, after the waiver of fees by the Advisor, the Portfolio paid administrative fees to the Advisor of $276,000, $62,000 and $0, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the

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Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Master Fund pays PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to the Master Fund under the fee schedule are allocated to the Master Fund based on the Master Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex. The Master Fund is also subject to a monthly base fee of $1,666. The Portfolio is subject to a monthly fee of $1,000. The Portfolio also pays separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as a custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and the Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and the Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and the Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

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DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm to the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2006, 2005, and 2004, the Master Fund paid advisory fees of $1,122,000, $967,000 and $823,000, respectively. The Master Fund has more than one Feeder Portfolio and/or direct investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Master Fund in which the Portfolio invests, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Master Fund including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Master Fund.

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Investments in the Portfolio

The portfolio manager and his immediate family did not own any shares of the Portfolio in this SAI as of November 30, 2006.

Description of Compensation Structure

Portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined at the discretion of Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Master Fund in which the Portfolio invests, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere	• 23 U.S. registered mutual funds with $45,702 million in total assets under management.

•        8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

• 41 other accounts with $3,371 million in total assets under management.

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Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than the Master Fund and other accounts. Other accounts include registered mutual funds (other than the Master Fund in which the Portfolio in this SAI invests), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Master Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Master Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of the Master Fund and Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Master Fund and Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Master Fund.

•

Investment Opportunities. It is possible that at times identical securities will be held by the Master Fund and other Accounts. However, positions in the same security may vary and the length of time that any Master Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Master Fund or other Accounts, a Master Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Master Fund and all eligible Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across the Master Fund and multiple Accounts.

•

Broker Selection. With respect to securities transactions for the Master Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for the Master Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Master Fund or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in a Portfolio. The portfolio manager or his relatives may invest in the Portfolio that he manages the corresponding Master Fund and a conflict may arise where he may therefore have an incentive to treat the corresponding Master Fund of the Feeder Portfolio in which the portfolio manager or his relatives invest preferentially as compared to other Accounts for which he has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

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CODE OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with identical, non-cumulative voting, dividend, redemption, liquidation, and other rights and preferences. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of the Master Fund declares bankruptcy, a majority interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or it will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2007, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

Charles Schwab & Company, Inc.*	80.07%
101 Montgomery Street
San Francisco, CA 94104

National Financial Services Inc.*	13.16%
200 Liberty Street
One World Financial Center
New York, NY 10281

*	Owner of record only (omnibus).

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PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the U.S. Securities and Exchange Commission (“SEC”), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Advisor who will transmit the request to the Fund’s Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

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The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund that is taxable as partnership for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distributions of Net Investment Income

The Portfolio’s income consists generally of its share of dividends and interest earned by the Master Fund. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

The Portfolio, through its investment in the Master Fund, may realize a capital gain or loss in connection with sales or other dispositions of portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions

The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute the Portfolio’s net long-term capital

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gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If the Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of the Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, the Portfolio must meet certain specific requirements, including:

(i) The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending November 30; and 100% of any undistributed amounts from the prior year. The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent the Portfolio, through its investment in the Master Fund, invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. The income on portfolio

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investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Portfolio out of dividends earned on the Portfolio’s investment in stocks of domestic corporations and qualified foreign corporations.

Both the Master Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

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Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by the Master Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Master Fund if the Master Fund was a regular corporation.

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The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Master Fund were debt-financed or held by the Master Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule.

Complex Securities

The Portfolio, through its investment in the Master Fund, may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income, and, in turn, of the income distributed to you. The following discussion applies to the Portfolio through its investment in the Master Fund in which the Portfolio invests all of its assets.

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Derivatives. The Master Fund is permitted to invest in certain options, futures and foreign currency contracts. If the Master Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Portfolio also would be required to mark-to-market its pro rata share of the Master Fund’s contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, generally will not qualify as qualified interest income for foreign withholding tax purposes.

Tax straddles. The Master Fund’s investment in options, futures and foreign currency contracts in connection with certain hedging transactions could cause the Master Fund to hold offsetting positions in securities. If the Master Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Master Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Investment in certain mortgage pooling vehicles (excess inclusion income). The Master Fund may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of the Master Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Master Fund to the Portfolio, and, in turn, to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, each of the Master Fund and the Portfolio will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolio expects that disqualified organizations own its shares. Because this tax is imposed at the Portfolio level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolio are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, the Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income allocated to the Portfolio from all sources exceeds 1 % of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

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•

If the Portfolio is allocated excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. The Master Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Master Fund, it could affect the timing or character of income recognized by the Master Fund, requiring the Master Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply on behalf of the Portfolio with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower

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treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by the Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate by the Portfolio of its pro rata share of the Master Fund’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Portfolio is effective for dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. The Master Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by the Master Fund, or by a REIT or U.S. real property holding corporation in which the Master Fund invests, may trigger special tax consequences to the Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as the Portfolio, as follows:

•

The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets (through investment in the Master Fund) consists of interests in REITs and U.S. real property holding corporations;

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•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution; and

•

If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•

In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of the Portfolio classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because the Portfolio, through the Master Fund, expects to invest less than 50% of its assets at all times in U.S. real property interests, the Portfolio does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed

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herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

This discussion of “Taxation of the Portfolio” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolio and Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio or the Master Fund, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the Portfolio or Master Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

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The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Master Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Master Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by the Portfolio or Master Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio or Master Fund and which seeks to maximize the value of that Portfolio’s or Master Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Master Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Master Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Master Fund’s investment and that it is in the Portfolio’s or Master Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

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With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Master Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolio and Master Fund; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how the Master Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund and Board of Trustees of the Trust (together, the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio and Master Fund (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio and Master Fund, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio and Master Fund generally disclose up to twenty-five of the Master Fund’s largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Master Fund’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Master Fund’s industry allocations. The Portfolio and Master Fund generally discloses the Master Fund’s complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Master Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to Recipients under the Nondisclosure Agreement is not subject to a time delay before dissemination.

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As of February 28, 2007, the Advisor and the Master Fund had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
PFPC Trust Company	Fund Custodian	Daily

PFPC Inc.	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Citibank North American, Inc.	Middle office operational support service provider to the Advisor	Daily

Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Monitoring investor exposure and investment strategy	Upon request

Consulting Services Group LLC	Monitoring investor exposure and investment strategy	Upon request

Evaluation Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

Fincom Technologies, LLC	Vendor to Advisor providing portfolio analytics	Quarterly

Victorian Fund Management Corporation	Monitoring investor exposure and investment strategy	Upon request

Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Master Fund, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Trust, the Advisor or DFAS, on the other. In order to protect the interests of shareholders, the Portfolio and the Master Fund, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Master Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

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The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund and Trust; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Master Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Master Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio and Master Fund to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2006, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the Trust’s fiscal year ended November 30, 2006, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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CLASS R SHARES

INSTITUTIONAL CLASS SHARES

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

1299 Ocean Avenue, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 30, 2007

Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers sixteen series of shares. This SAI relates to the Class R shares and Institutional Class shares of three series of DIG: Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (individually, a “Portfolio” and collectively, the “Portfolios”).

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ Prospectus dated March 30, 2007, as amended from time to time. The audited financial statements and financial highlights of the Portfolios are incorporated by reference from DIG’s annual report to shareholders. The prospectus and annual report may be obtained from your Shareholder Service Agent, account service provider or investment advisor or from DIG by calling collect at (310) 395-8005.

PORTFOLIO CHARACTERISTICS AND POLICIES

Each Portfolio described in this SAI is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”), which include, Dimensional Emerging Markets Value Fund Inc. (“DEM”); The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series (formerly, The Pacific Rim Small Company Series), The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Global Fixed Income Series, each a series of The DFA Investment Trust Company (“DFAITC”); and U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio and DFA Five-Year Global Fixed Income Portfolio, each a series of DFA Investment Dimensions Group Inc. (“DFAIDG”). DEM, the series of DFAITC and the portfolios of DFAIDG are referred to as the “Underlying Funds.” Each Portfolio currently offers two classes of shares: Class R shares and Institutional Class shares. Dimensional serves as investment advisor to each Portfolio and provides administrative services to the Portfolios. Dimensional is organized as a Delaware limited partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a Delaware corporation. Prior to November 3, 2006, the Advisor was named Dimensional Fund Advisors Inc. and was organized as a Delaware corporation. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Underlying Funds.

Each of the Portfolios and the Underlying Funds is diversified under the federal securities laws and regulations.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5)	engage in the business of underwriting securities issued by others;

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(6)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of a Portfolio’s total assets would be invested in securities of companies within such industry;

(7)	purchase securities on margin; or

(8)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations set forth above only relate to the Portfolios. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds. With respect to the investment limitation described in (6) above, a Portfolio’s assets may be concentrated in the banking industry if one or more Underlying Funds has significant investments in the banking industry.

The investment limitations described in (1) and (7) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although the investment limitation described in (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of the Underlying Funds, the Portfolios do not intend to lend those shares.

With respect to the investment limitation described in (4) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although not a fundamental policy subject to shareholder approval, each Portfolio (directly or indirectly through investments in the Underlying Funds) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios own, and does not include assets which the Portfolios do not own but over which they have effective control. For example, when applying a percentage investment limitation for an investment restriction listed above that is based on total assets, a Portfolio will exclude from its total assets those assets which represent collateral received by such Portfolio for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

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ADDITIONAL POLICIES OF THE UNDERLYING FUNDS

Domestic Equity Underlying Funds

The U.S. Large Company Series

Under normal market conditions, at least 95% of the Series’ assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, The U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If The U.S. Large Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

Standard & Poor’s (“S&P”)—Information and Disclaimers. The U.S. Large Company Series is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of The U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in The U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to The U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to The U.S. Large Company Series. S&P has no obligation to take the needs of The U.S. Large Company Series or its respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of The U.S. Large Company Series or in the issuance or sale of shares of The U.S. Large Company Series or in the determination or calculation of the equation by which The U.S. Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The U.S. Large Company Series.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series invests in common stocks that the Advisor determines to be value stocks. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, The U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies, as described in its registration statement. If The U.S. Large Cap Value Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The U.S. Small Cap Series

As a non-fundamental policy, under normal circumstances, The U.S. Small Cap Series will invest at least 80% of its net assets in securities of U.S. small cap companies, as described in its registration statement. If the Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

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U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

Each Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S. operating companies with an increased exposure to small capitalization and value companies relative to the U.S. Universe (as defined in the Prospectus). The increased exposure to small and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. The percentage allocation of the assets of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage allocation of the assets of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. For example, as of December 31, 2006, securities of the largest U.S. growth companies comprised 26% of the U.S. Universe and the Advisor allocated 16% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S. growth companies and 7% of the U.S. Core Equity 2 Portfolio to securities of the largest U.S. growth companies. As a non-fundamental policy, under normal circumstances, each Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. If a Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio will invest in shares of REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements related to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. At the present time, The DFA Real Estate Securities Portfolio intends to invest only in Hybrid REITs and Equity REITs.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry, as described in its prospectus. If the DFA Real Estate Securities Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days before the change, and will change the name of the Portfolio. The DFA Real Estate Securities Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, Amex and OTC.

International Equity Underlying Funds

Large Cap International Portfolio

Under normal market conditions, the Large Cap International Portfolio intends to invest in the stocks of large companies in Europe, Australia, Canada and the Far East. As a non-fundamental policy, under normal circumstances, the Large Cap International Portfolio will invest at least 80% of its net assets in large cap companies in the particular markets in which the Portfolio invests, as described in its prospectus. If the Large Cap International Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days before the change, and will change the name of the Portfolio.

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The Japanese Small Company Series

As a non-fundamental policy, under normal circumstances, The Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies, as described in its registration statement. If The Japanese Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Asia Pacific Small Company Series

As a non-fundamental policy, under normal circumstances, The Asia Pacific Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries, as described in its registration statement. If The Asia Pacific Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The United Kingdom Small Company Series

As a non-fundamental policy, under normal circumstances, The United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies, as described in its registration statement. If The United Kingdom Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Continental Small Company Series

As a non-fundamental policy, under normal circumstances, The Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe, as described in its registration statement. If The Continental Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The DFA International Value Series

The DFA International Value Series invests in the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Series intends to invest in the stocks of large companies in countries with developed markets.

International Core Equity Portfolio

The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of stocks of non-U.S. companies with an increased exposure to small capitalization and value companies relative to the International Universe (as defined in the Prospectus). The increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. For example, as of December 31, 2006, securities of the largest growth companies in the International Universe comprised 16% of the International Universe and the Advisor allocated 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe.

The International Core Equity Portfolio invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of European Depositary Receipts, International Depositary Receipts, American Depositary Receipts or other types of depositary receipts and

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that are defined in this SAI as Approved Market securities in the section on the Emerging Markets Underlying Funds. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. If the International Core Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund Inc.

Emerging Markets Core Equity Portfolio

Each Emerging Markets Underlying Fund invests in companies associated with emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). As a non-fundamental policy, under normal circumstances, The Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in its registration statement as Approved Market securities. If The Emerging Markets Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Emerging Markets Small Cap Series will seek a broad market coverage of smaller companies within each Approved Market. As a non-fundamental policy, under normal circumstances, The Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are defined in its registration statement as small company Approved Market securities. If The Emerging Markets Small Cap Series changes this investment policy, the Series will notify its shareholders at least 60 days before the change, and will change the name of the Series.

The Dimensional Emerging Markets Value Fund Inc. (“Emerging Markets Value Fund”) will seek to invest in emerging market equity securities, which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book to market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in its registration statement as Approved Market securities. If the Emerging Markets Value Fund changes this investment policy, the Fund will notify its shareholders at least 60 days before the change, and will change the name of the Fund.

The Emerging Market Core Equity Portfolio will seek to purchase a broad and diverse group of securities with an increased exposure to securities of small cap issuers and securities that it considers to be “value” securities. As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in its registration statement as Approved Market securities. If the Emerging Markets Core Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

Approved Market securities are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Markets equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Markets securities; or (h) securities included in an Emerging Markets Underlying Fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have

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sufficiently strong exposure to economic and market forces in Approved Markets. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities.

Fixed Income Underlying Funds

The DFA Two-Year Global Fixed Income Series

DFA Five-Year Global Fixed Income Portfolio

As a non-fundamental policy, under normal circumstances, The DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If The DFA Two-Year Global Fixed Income Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Global Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If the DFA Five-Year Global Fixed Income Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U. S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (formerly, the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies and not guaranteed by the U.S. government, such as Freddie Mac (formerly, the Federal Home Loan Mortgage Corporation) and Fannie Mae (formerly, the Federal National Mortgage Association).

3. Corporate Debt Obligations—Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P.

6. Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the underlying securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed

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Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Underlying Funds’ total assets would be so invested. The Fixed Income Underlying Funds will invest in repurchase agreements with banks having at least $1,000,000,000 in assets and that are approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the underlying securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

Investors should be aware that the net asset values of the Fixed Income Underlying Funds may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed income securities can be expected to increase.

Investments in the Banking Industry

The DFA Two-Year Global Fixed Income Series will invest more than 25% of its total assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. For the purpose of this policy, which is a fundamental policy of the Series and can only be changed by a vote of the shareholders of the Series, banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Series, the Series will be considered to be concentrating its investments in the banking industry. Once the Series concentrates its investments in the banking industry, the Series may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Series’ investment strategy results in less than 25% of the Series’ total assets consisting of banking industry securities. As of the date of this Prospectus, the DFA Two-Year Global Fixed Income Series is not concentrating its investments in the banking industry. The types of bank and bank holding company obligations in which The DFA Two-Year Global Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States that mature within two years of the date of settlement, provided such obligations meet the Series’ established credit rating criteria. In addition, the Series is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

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BROKERAGE COMMISSIONS

The following discussion relates to the policies of the Underlying Funds with respect to brokerage commissions. The Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of the Underlying Funds.

The Fixed Income Underlying Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Underlying Funds to determine the effect that their trading has on the market prices of the securities in which the Underlying Funds invest. The Advisor also checks the rate of commission being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for The United Kingdom Small Company Series and The Continental Small Company Series, and DFA Australia Limited performs these services for The Japanese Small Company Series and The Asia Pacific Small Company Series.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements of the Underlying Funds permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Underlying Funds.

Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Boards of Trustees/Directors of DFAIDG, DIG, DEM and the Trust, is prohibited from selecting brokers and dealers to effect a Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The over-the-counter market (the “OTC”) companies eligible for purchase by The U.S. Small Cap Series, the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio and the DFA Real Estate Securities Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Underlying Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, an Underlying Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Underlying Funds can effect transactions at the best available prices.

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FUTURES CONTRACTS

All Underlying Funds, except The U.S. Small Cap Series, may enter into futures contracts and options on futures contracts. Such Underlying Funds may enter into futures contracts and options on future contracts to gain market exposure on the Underlying Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Underlying Funds will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and FCMs may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Underlying Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Underlying Funds expect to earn income on their margin deposits. Each Underlying Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that an Underlying Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that an Underlying Fund has entered into.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Securities and Exchange Commission (“Commission”) and interpretations of the staff of the Commission, the Underlying Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Underlying Funds may use by entering into futures transactions.

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CASH MANAGEMENT PRACTICES

The Portfolios and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Underlying Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Underlying Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible for the Portfolios and Underlying Funds:

Portfolios	Permissible Cash Investments*	Percentage Guidelines**
Global Equity Portfolio Global 60/40 Portfolio Global 25/75 Portfolio	U.S. government securities, repurchase agreements and short-term paper; affiliated and unaffiliated registered and unregistered money market funds***	5%

Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Large Company Series	Short-term fixed income obligations; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	5%

The U.S. Large Cap Value Series	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

The U.S. Small Cap Series	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; affiliated and unaffiliated unregistered money market funds***	20%

U.S. Core Equity 1 Portfolio U.S. Core Equity 2 Portfolio International Core Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

DFA Real Estate Securities Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

Large Cap International Portfolio	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

The Japanese Small Company Series The Asia Pacific Small Company Series The United Kingdom Small Company Series The Continental Small Company Series	Short-term fixed income obligations; high quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

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Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
The DFA International Value Series	Fixed income obligations, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated unregistered money market funds***	20%

The Emerging Markets Series The Emerging Markets Small Cap Series Dimensional Emerging Markets Value Fund Inc.	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	10%

Emerging Markets Core Equity Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

*	With respect to fixed income instruments, except in connection with corporate actions, the Portfolios and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.
**	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Underlying Funds do not expect to exceed these guidelines under normal circumstances.
***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

Each International Underlying Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where the Underlying Fund is permitted to invest. In addition, The U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, an Underlying Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by an Underlying Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Underlying Fund with opportunities which are consistent with the Underlying Fund’s investment objective and policies.

EXCHANGE TRADED FUNDS

DEM, The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, The DFA International Value Series, International Core Equity Portfolio, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and the Emerging Markets Core Equity Portfolio may also invest in Exchange Traded Funds

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(“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed, and traded similar to a publicly traded company. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When an Underlying Fund invests in ETFs, shareholders of the Portfolios that invest in those Underlying Funds bear their proportionate share of the underlying ETF’s fees and expenses.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Underlying Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of The Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series and The Continental Small Company Series ordinarily are anticipated to be low. The Two-Year Global Fixed Income Series is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. The portfolio turnover rate for Two-Year Global Fixed Income Series has varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of DIG is responsible for establishing DIG’s policies and for overseeing the management of DIG. The Directors of DIG, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Underlying Funds.

The Board of Directors of DIG has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of DIG’s Audit Committee is a disinterested Director. The Audit Committee oversees DIG’s accounting and financial reporting policies and practices, DIG’s internal controls, DIG’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Directors. The Audit Committee recommends the appointment of DIG’s independent registered public accounting firm and also acts as a liaison between DIG’s independent registered public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2006.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of DIG’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of DIG’s series and reviews the performance of DIG’s service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2006.

Certain biographical information for each disinterested Director and each interested Director of DIG is set forth in the tables below, including a description of each Director’s experience as a Director of DIG and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	84 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Board of Milwaukee Mutual Insurance Company (since 1997). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy, and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext) (1999-2001).	84 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 63	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006).	84 portfolios in 4 investment companies

Robert C. Merton Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 62	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (investment banking advice and strategic consulting) (since 2002). Director, MFRisk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003).	84 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Myron S. Scholes Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 65	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management L..P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, Chicago Mercantile Exchange (since 2001).	84 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980). Formerly, Marvin Bower Fellow, Harvard Business School (2001-2002).	84 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Age: 60	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and, formerly, Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer of Dimensional Holdings Inc. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Chief Executive Officer of Dimensional Fund Advisors Canada Inc. Formerly, Director of Assante Corporation (investment management).	84 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 Clayton, MO 63105 Age: 62	Director	Since 1992	Director/Trustee (and prior to 2006, Chairman, and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors LP, Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Holdings Inc. Prior to 2006, Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited and DFA Securities Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee and Member of Investment Committee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Museum (since 2005). President and Director, The Show Me Institute (public policy research) (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).	84 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which are DIG, DFAIDG, DFAITC and DEM.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in shares of each Portfolio of DIG included in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2006 is set forth in the chart below:

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	Over $100,000
Robert C. Merton	None	None
Myron S. Scholes	None	$50,001-$100,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	Global Equity Portfolio - Over $100,000 Global 25/75 Portfolio - Over $100,000	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from DIG during the fiscal year ended November 30, 2006 and the total compensation received from the four DFA Funds for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended November 30, 2006.

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Name and Position	Aggregate Compensation from DIG*	Pension or Retirement Benefits as Part of DIG Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from DIG and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$10,724	N/A	N/A	$130,000
John P. Gould Director	$10,724	N/A	N/A	$130,000
Roger G. Ibbotson Director	$11,383	N/A	N/A	$137,500
Robert C. Merton Director	$10,724	N/A	N/A	$130,000
Myron S. Scholes Director	$10,724	N/A	N/A	$130,000
Abbie J. Smith Director	$10,724	N/A	N/A	$130,000
Christopher S. Crossan Chief Compliance Officer	$21,640	N/A	N/A	N/A

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of DIG may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the DFA Funds. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2006 is as follows: $130,000 (Mr. Gould), $137,500 (Mr. Ibbotson), $130,000 (Mr. Scholes) and $130,000 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with DIG and the principal occupation for each officer of DIG. The address of each officer is 1299 Ocean Avenue, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
M. Akbar Ali Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Age: 40	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, institutional client service representative of Dimensional Fund Advisors LP (June 2002 to January 2005); institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since November 1997).

Valerie A. Brown Age: 40	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Legal counsel for Dimensional Fund Advisors LP.

David P. Butler Age: 42	Vice President	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional Fund Advisors LP (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (April 2001 to April 2004); Graduate Student at the University of Chicago (September 1998 to March 2001).

Truman A. Clark Age: 64	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert P. Cornell Age: 58	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional Fund Advisors LP (since August 1993).

Christopher S. Crossan Age: 41	Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer of INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Age: 50	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Age: 49	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Age: 37	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors LP.

Kenneth Elmgren Age: 52	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Age: 41	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Age: 46	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional Fund Advisors LP.

Glenn S. Freed Age: 45	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Jennifer Fromm Age: 33	Vice President	Since 2006	Vice President of all of the DFA Entities. Prior to July 2006, counsel of Dimensional Fund Advisors LP. Formerly, Vice President, Secretary and Chief Compliance Officer for SA Funds-Investment Trust, an investment company (September 2000 to February 2005), and various positions including Associate General Counsel for Loring Ward Group Inc. and its registered investment advisor subsidiaries (September 2000 to September 2004). Prior to September 2004, Associate Counsel for State Street Corporation.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Mark R. Gochnour Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP.

Henry F. Gray Age: 39	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

John T. Gray Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2005 to February 2007); Client Services Coordinator of Dimensional Fund Advisors LP (December 1999 to December 2002).

Darla Hastings Age: 51	Vice President	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional Fund Advisors LP. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Age: 39	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors LP (since June 1998).

Julie C. Henderson Age: 33	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin B. Hight Age: 39	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (March 2003 to March 2005); Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional Fund Advisors LP.

Jeff J. Jeon Age: 33	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional Fund Advisors LP. Formerly, Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Patrick M. Keating Age: 52	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director and Vice President of Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer of Assante Asset Management Inc. (October 2000 to December 2002); Director of Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer of Assante Capital Management (October 2000 to April 2001); Executive Vice President of Assante Corporation (May 2001 to December 2002); Director of Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer of Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Age: 35	Vice President	Since 2004	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to April 2004). Prior to April 2004, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); President of AEGON, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Age: 31	Vice President	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional Fund Advisors LP (March 2003 to December 2006); Operations Coordinator of Dimensional Fund Advisors LP (March 1998 to March 2003).

Juliet H. Lee Age: 36	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003); Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Natalie Maniaci Age: 37	Vice President	Since 2005	Vice President of all the DFA Entities. Counsel of Dimensional Fund Advisors LP (since July 2003). Formerly, Associate at Gibson Dunn & Crutcher LLP (October 1999 to July 2003).

David R. Martin Age: 50	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather E. Mathews Age: 37	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Ltd. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors LP; Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Age: 47	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors LP. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Age: 42	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC. Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O’Reilly Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Age: 32	Vice President	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya K. Park Age: 34	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (February 2002 to January 2005); Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Age: 45	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Age: 40	Vice President and Chief Investment Officer	Vice President Since 2002 and Chief Investment Officer since 2007	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities and Dimensional Fund Advisors LP. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2000 to April 2002); Research scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodríguez Age: 35	Vice President	Since 2005	Vice President of all the DFA Entities. Formerly, Institutional client service representative of Dimensional Fund Advisors LP (August 2004 to July 2005); Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

Michael T. Scardina Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds PLC (since January 2002). Formerly, Chief Financial Officer and Treasurer of all the DFA Entities (1993 to March 2007).

David E. Schneider Age: 61	Vice President	Since 2001	Vice President of all the DFA Entities. Director of Institutional Services. Prior to 2001, Regional Director of Dimensional Fund Advisors LP.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Ted R. Simpson Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional Fund Advisors (since December 2002). Formerly, contract employee with Dimensional Fund Advisors (April 2002 to December 2002).

Bryce D. Skaff Age: 32	Vice President	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors (December 1999 to January 2007).

Grady M. Smith Age: 51	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Portfolio Manager of Dimensional Fund Advisors LP (August 2001 to April 2004); Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Age: 43	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors LP. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Age: 59	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Bradley G. Steiman Age: 34	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional Fund Advisors LP. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Age: 41	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Age: 48	Vice President	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional Fund Advisors LP.

Weston J. Wellington Age: 56	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Age: 62	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors LP. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Age: 30	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional Fund Advisors LP (1999 to 2001).

Paul E. Wise Age: 52	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

As of February 28, 2007, directors and officers as a group owned less than 1% of each Portfolios’ outstanding stock, except directors and officers as a group owned 30.28% of Global 25/75 Portfolio-Institutional Class.

SERVICES TO THE FUNDS

Administrative Services by Dimensional

DIG has entered into administration agreements with the Advisor, on behalf of the Portfolios. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to DIG for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or DIG may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Underlying Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Portfolios are obligated to pay the Advisor a monthly fee based on average net assets equal to one-twelfth of the percentages listed below:

Global Equity Portfolio	0.30%
Global 60/40 Portfolio	0.25%
Global 25/75 Portfolio	0.20%

Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement for the Class R shares of each Portfolio, effective June 1, 2005, the Advisor will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and (ii) assume the direct operating expenses of the Class R shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees) of the Class R shares of the Equity Portfolio to 0.69%, the 60/40 Portfolio to 0.66% and the 25/75 Portfolio to 0.62%. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. (“DIG”) or the Advisor. At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for the Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Class R shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement.

Prior to June 1, 2005, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Class R shares of each Portfolio, the Advisor (i) waived its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and (ii) assumed the direct operating expenses of the Class R shares of each Portfolio (excluding Administration Fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees) of the Class R shares of each Portfolio to 0.95%.

Pursuant to an Amended and Restated Fee Waiver and Expense Assumption Agreement for the Institutional Class shares of each Portfolio, effective June 1, 2005, the Advisor will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.27% for the Equity Portfolio, to 0.25% for the 60/40 Portfolio and 0.22% for the 25/75 Portfolio; and (ii) assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds) of the Institutional Class shares of the Equity Portfolio to 0.44%, the 60/40 Portfolio to 0.41% and the 25/75 Portfolio to 0.37%. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor. At any time that the rate of the fees and annualized expenses of a Portfolio are less than the rates listed above for a Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s Institutional Class shares’ fees or expenses to exceed the fee or expense limitations listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement.

Prior to June 1, 2005, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Institutional Class shares of each Portfolio, Dimensional will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and (ii) assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding Administration Fees paid to Dimensional), up to an amount equal to the total fees paid to Dimensional by the Institutional Class shares (including the pass through of the management fees paid to Dimensional by the Underlying Funds), as is necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds) of the Institutional Class shares of the Equity Portfolio to 0.70%, the 60/40 Portfolio to 0.65% and the 25/75 Portfolio to 0.60%.

For the fiscal year ended November 30, 2006, 2005 and 2004, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

Portfolio	2006 (000)		2005 (000)		2004 (000)
Global Equity Portfolio	$2,061	[1]	$1,081	[4]	$261	[7]

Global 60/40 Portfolio	$1,089	[2]	$476	[5]	$104	[8]

Global 25/75 Portfolio	$156	[3]	$83	[6]	$26	[9]

[1]	$ 523 after waiver
[2]	$ 324 after waiver
[3]	$ 65 after waiver
[4]	$ 653 after waiver
[5]	$ 275 after waiver
[6]	$ 0 after waiver and reimbursement
[7]	$ 225 after waiver
[8]	$ 25 after waiver
[9]	$ 0 after waiver and reimbursement

Administrative Services by PFPC Inc.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of DIG, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with the custodian, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by PFPC, the Underlying Funds pay PFPC annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to an Underlying Fund under the fee schedule is allocated to each such Underlying Fund based on the Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

Each Portfolio is subject to a monthly fee of $1,000. The Underlying Funds are also subject to certain monthly base fees. Each Domestic Equity Underlying Fund is subject to a monthly base fee of $1,666 and each International Equity or Fixed Income Underlying Fund is subject to a monthly base fee of $2,038.

The Portfolios also pay separate fees to PFPC with respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Shareholder Services

An amount equal to 0.25% of the average net assets of a Portfolio’s Class R shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to shareholders of the Portfolio’s Class R shares.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to DIG, DFAIDG, DFAITC and DEM. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for DIG, DFAIDG, DFAITC and DEM and audits the annual financial statements of the Portfolios and Underlying Funds. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

The Portfolios

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and holders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor.

The Advisor is paid no fee for the services it provides as investment advisor to each Portfolio.

The Underlying Funds

As shareholders of the Underlying Funds, the Portfolios pay their proportionate share of the management fees paid to the Advisor by the Underlying Funds. For the services it provides as investment advisor to each Underlying Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Underlying Fund. For the fiscal years ended November 30, 2006, 2005 and 2004, the Underlying Funds paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:

Underlying Fund	2006 (000)		2005 (000)		2004 (000)
U.S. Large Company Series	$1,122		$967		$823
U.S. Large Cap Value Series	$7,124		$4,847		$3,190
U.S. Small Cap Series	$972		$786		$534
U.S. Core Equity 1 Portfolio(a)	$661	[1]	$34	[5]	$0

U.S. Core Equity 2 Portfolio(a)	$1,217	[2]	$52	[6]	$0

DFA Real Estate Securities Portfolio	$6,709		$4,660		$2,995
Large Cap International Portfolio	$3,496		$2,460		$1,698
DFA International Value Series	$11,736		$7,219		$4,209
International Core Equity Portfolio(a)	$1,547	[3]	$58	[7]	$0

Japanese Small Company Series	$1,369		$857		$448
Asia Pacific Small Company Series	$568		$356		$202
United Kingdom Small Company Series	$888		$495		$283
Continental Small Company Series	$1,446		$856		$547
Emerging Markets Series	$2,146		$1,478		$844
Dimensional Emerging Markets Value Fund Inc.	$3,397		$1,799		$852
Emerging Markets Small Cap Series	$1,431		$741		$337
Emerging Markets Core Equity Portfolio(b)	$2,714	[4]	$419	[8]	$0

DFA Two-Year Global Fixed Income Series	$1,163		$941		$748
DFA Five-Year Global Fixed Income Portfolio	$5,083		$3,631		$2,797

(a)	U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and International Core Equity Portfolio commenced operations on September 15, 2005.
(b)	Emerging Markets Core Equity Portfolio commenced operations on April 5, 2005.
[1]	$ 660 after waiver
[2]	$ 1,201 after waiver
[3]	$ 1,615 after recoupment of fees previously waived
[4]	$ 2,784 after recoupment of fees previously waived
[5]	$ 7 after waiver
[6]	$ 20 after waiver
[7]	$ 0 after waiver and reimbursement by the Advisor
[8]	$ 349 after waiver

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for The Japanese Small Company Series, The Asia Pacific Small Company Series and International Core Equity Portfolio. DFA Australia’s duties include the maintenance of a trading desk for each Series or Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of The Japanese Small Company Series, The Asia Pacific Small Company Series and International Core Equity Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by these Series and Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Asia Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 7 Down Street, London, W1J7AJ, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers and dealers to execute securities transactions for The United Kingdom Small Company Series, The Continental Small Company Series and International Core Equity Portfolio. DFAL’s duties include the maintenance of a trading desk for each Series or Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of The United Kingdom Small Company Series, The Continental Small Company Series and International Core Equity Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by these Series and Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series. DFAL is a member of the Financial Services Authority, a self-regulatory organization for investment managers operating under the laws of England.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios and Underlying Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios and Underlying Funds including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere is the portfolio manager that coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the Portfolios.

Investments in Each Portfolio

The portfolio manager and his immediate family did not own shares of the Portfolios in this SAI as of November 30, 2006.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. A portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the Advisor’s stock as determined from time to time by the Board of Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

In addition to the Portfolios and Underlying Funds, the portfolio manager manages (i) other U.S. registered investment companies advised or sub-advised by the Advisor, (ii) other pooled investment vehicles that are not U.S. registered mutual funds, and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of November 30, 2006
Robert T. Deere

•      23 U.S. registered mutual funds with $45,702 million in total assets under management.

•      8 unregistered pooled investment vehicles with $10,498 million in total assets under management. Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a performance-based advisory fee.

•      41 other accounts with $3,371 million in total assets under management.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one Portfolio/Underlying Fund and other accounts. Other accounts include registered mutual funds (other than the Portfolios or Underlying Funds described in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio/Underlying Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio/Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple Portfolios/Underlying Funds and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio/Underlying Fund and/or Accounts. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios/Underlying Funds.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one Portfolio/Underlying Fund and/or Account. However, positions in the same security may vary and the length of time that any Portfolio/Underlying Fund or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Portfolio/Underlying Fund or Account, a Portfolio/Underlying Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Portfolios/Underlying Funds and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple Portfolios/Underlying Funds and Accounts.

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Broker Selection. With respect to securities transactions for the Portfolios/Underlying Funds, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a Portfolio/Underlying Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio/Underlying Fund or the Account.

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Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

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Investment in a Portfolio. A portfolio manager or his/her relatives may invest in a Portfolio that he or she manages (or in a portfolio that he or she manages the Underlying Fund) and a conflict may arise where he or she may therefore have an incentive to treat the Portfolio (or in a portfolio that he or she manages the Underlying Fund) in which the portfolio manager or his/her relatives invest preferentially as compared to other Portfolios/Underlying Funds or Accounts for which they have portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc.

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. DFAITC was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. DFAITC offers shares of its series only to institutional investors in private offerings. DEM was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of DEM approved its conversion from a closed-end management investment company to an open-end management investment company.

CODE OF ETHICS

DIG, DFAIDG, DFAITC, DEM, the Advisor, DFA Australia, DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and Underlying Funds, and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock represents an equal proportional interest in the assets and liabilities of the applicable Portfolio and has identical, non-cumulative voting, dividend, redemption, liquidation, and other rights and preferences as the other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the Portfolio or class of shares that they hold, except as otherwise required by applicable law. If liquidation of DIG should occur, a Portfolio’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own. Ordinarily, DIG does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. DIG’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Portfolios, the latter being audited.

With regard to an Underlying Fund of DFAITC organized as a partnership for federal tax purposes, if a majority shareholder of the Underlying Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Underlying Fund must vote to approve the continuing existence of the Underlying Fund or the Underlying Fund will be liquidated.

PRINCIPAL HOLDERS OF SECURITIES

As of February 28, 2007, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

GLOBAL EQUITY PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.* 101 Montgomery Street San Francisco, CA 94104	55.07%

National Investor Services Corp.* 55 Water Street New York, NY 10041	13.40%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	13.24%

GLOBAL EQUITY PORTFOLIO – CLASS R SHARES

Queens Long Island Retirement Plan Charles Schwab Trust Co.* 425 Market Street San Francisco, CA 94105	54.73%

Northern Trust Company FBO Lear Corp. Salaried Retirement Savings Plan P.O. Box 92994 Chicago, IL 60675	33.57%

Northern Trust Company[1] FBO Lear Corp. Hourly Retirement Savings Plan	11.53%

GLOBAL 60/40 PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.*[1]	50.77%

National Financial Services LLC*[1]	14.24%

National Investor Services Corp.*[1]	10.14%

Visa Del Mar Child & Family Services 3200 Motor Ave. Los Angeles, CA 90034	8.25%

GLOBAL 60/40 PORTFOLIO – CLASS R SHARES

Northern Trust Company[1]	32.22%

Queens Long Island Retirement Plan*[1]	30.78%

FBO Lear Corp. Salaried Retirement Savings Plan

Northern Trust Company[1] FBO Lear Corp. Hourly Retirement Savings Plan	21.41%

Diversified Investment Advisors Retirement Investors Bank & Trust Company, as Custodian For Various Diversified Investment Advisors Retirement Plans 200 Clarendon Street Boston, MA 02116	15.30%

GLOBAL 25/75 PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.*[1]	41.97%

Booth Family Trust 1299 Ocean Ave. Santa Monica, CA 90401	29.66%

National Investor Services Corp*[1]	11.15%

National Financial Services LLC*[1]	5.89%

GLOBAL 25/75 PORTFOLIO – CLASS R SHARES

Northern Trust Company[1] FBO Lear Corp. Salaried Retirement Savings Plan	51.72%

Northern Trust Company[1] FBO Lear Corp. Hourly Retirement Savings Plan	42.63%

*	Owner of record only
[1]	See address for shareholder previously noted above in list

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Portfolios and Underlying Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Portfolios and Underlying Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Underlying Funds and Portfolios are closed.

The Tokyo Stock Exchange (“TSE”) is closed on the following days in 2007: January 1, 2, 3 and 8, February 12, March 21, April 30, May 3 and 4, July 16, September 17 and 24, October 8, November 23, and December 24 and 31. In addition, in 2007 the TSE will have half-day trading on January 5 and December 28. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading (provided that the NYSE is open on such day). The London Stock Exchange (“LSE”) is closed on the following days in 2007: January 1, April 6 and 9, May 7 and 28, August 27, and December 25 and 26. Orders for the purchase and redemption of shares of the United Kingdom Small Company Portfolio received on those days will be processed as of the close of the NYSE on the next day that the London Stock Exchange is open for trading. The foreign securities exchanges on which The Continental Small Company Series’ portfolio securities are principally traded are all closed on January 1, April 6 and 9 and December 25 and 26.

DIG reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of DIG or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

DIG or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, DIG will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the Prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

DIG may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission; (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for DIG to dispose of securities owned by it, or fairly to determine the value of its assets; and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the transfer agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Different tax rules may apply, depending on whether the Portfolio invests through an Underlying Fund treated as a corporation or an Underlying Fund treated as a partnership for federal income tax purposes. These rules could affect the amount, timing, and character of the income received by the shareholders of a Portfolio.

Distributions of Net Investment Income

Each Portfolio receives income generally in the form of dividends from those Underlying Funds classified as corporations, and dividends and interest from those Underlying Funds classified as partnerships. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

The Portfolios, indirectly, through their investment in the Underlying Funds may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. The Portfolios may also derive capital gains through their redemption of shares in Underlying Funds classified as corporations. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Portfolio. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

If a Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder’s cost basis in a Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

In general. An Underlying Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Pass-through of foreign tax credits. Because each Portfolio is organized as a “fund-of-funds” with some of the Underlying Funds being treated as corporations, it’s unlikely that a Portfolio will qualify to elect to pass through to shareholders the Portfolio’s pro rata share of foreign taxes paid by the Underlying Funds. If more than 50% of a Portfolio’s total assets at the end of a fiscal year is invested in foreign securities, the Portfolio may elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed by an Underlying Fund to a Portfolio, in turn, to you are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. An Underlying Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Underlying Funds intend to mark-to-market these securities and recognize any gains at the end of their fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though the Underlying Fund has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio. In addition, if an Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Underlying Fund (or a Portfolio in the case of an Underlying Fund organized as a partnership) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on an Underlying Fund (or Portfolio) in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

The Portfolios will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders a Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable Distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board of Directors reserves the right not to distribute a Portfolio’s net long-term capital gain or not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Portfolio would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio. If a Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as qualified dividend income to the extent of such Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Portfolio must meet certain specific requirements, including:

(i) A Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Portfolio’s total assets, and, with respect to 50% of the Portfolio’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) A Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) A Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve-month period ending November 30; and

•

100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

In general. If you are a taxable investor, sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares the Internal Revenue Service (the “IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

To the extent the Underlying Funds classified as partnerships invest in certain U.S. government obligations, dividends paid by a Portfolio from such investments to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by an Underlying Fund. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in a Underlying Fund classified as a corporation that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Qualified Dividend Income for Individuals

For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Portfolio out of dividends earned on the Underlying Funds’ investment in stocks of domestic corporations and qualified foreign corporations.

Both an Underlying Fund and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, an Underlying Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

For corporate shareholders, a portion of the dividends paid by a Portfolio may qualify for the dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders, and cannot exceed the gross amount of dividends received by an Underlying Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Underlying Fund if the Underlying Fund was a regular corporation.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by an Underlying Fund were debt-financed or held by the Underlying Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

An Underlying Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by an Underlying Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Underlying Fund, defer an Underlying Fund’s ability to recognize losses, and, subject an Underlying Fund (or a Portfolio) to U.S. federal income tax on income from certain of the Underlying Funds’ foreign investments. In turn, these rules may affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you.

Derivatives. Certain of the Underlying Funds are permitted to invest in options and futures and foreign currency contracts. If an Underlying Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining net income for excise tax purposes, an Underlying Fund classified as a corporation (or the Portfolio with respect to its pro rata share of the income of the Underlying Funds classified as partnerships), also would be required to mark-to-market these contracts annually as of November 30 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Securities Lending. An Underlying Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, generally will not qualify as qualified interest income for foreign withholding tax purposes.

Short sales. An Underlying Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. An Underlying Fund’s investment in options and futures and foreign currency contracts in connection with certain hedging transactions could cause the Underlying Fund to hold offsetting positions in securities. If an Underlying Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Underlying Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Investment in certain mortgage pooling vehicles (excess inclusion income). Certain of the Underlying Funds may invest in REITs that invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) or qualify as a taxable mortgage pool. The portion of an Underlying Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by an Underlying Fund to the Portfolio and, in turn, to the Portfolio’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

Under these rules, an Underlying Fund, as well as each Portfolio, will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on unrelated business taxable income. To the extent that Portfolio shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Portfolio’s excess inclusion income allocable to Portfolio shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Portfolios expect that disqualified organizations own their shares. Because this tax is imposed at the Underlying Fund and Portfolio level, all shareholders, including shareholders that are not disqualified organizations, indirectly will bear a portion of the tax cost associated with an Underlying Fund’s or Portfolio’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Portfolios are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

In addition, with respect to Portfolio shareholders who are not nominees, for Portfolio taxable years beginning on or after January 1, 2007, a Portfolio must report excess inclusion income to shareholders in two cases:

•

If the excess inclusion income received by a Portfolio from all sources exceeds 1% of the Portfolio’s gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

•

If an Underlying Fund and, in turn, a Portfolio receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Portfolio’s taxable year exceeded 3% of the REIT’s total dividends, the Portfolio must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

Under these rules, the taxable income of any Portfolio shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from a Portfolio. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Portfolio’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Portfolio’s income may be considered excess inclusion income.

Investments in securities of uncertain tax character. Each Underlying Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by an Underlying Fund, it could affect the timing or character of income recognized by the Underlying Fund, and, in turn, the Portfolio, requiring those Underlying Funds classified as corporations to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

By law, a Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Portfolio, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by a Portfolio from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends. Also, interest-related dividends paid by a Portfolio from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which an Underlying Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Portfolio to designate, and each Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Portfolio is effective for dividends paid with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Ordinary dividends; effectively connected income. Ordinary dividends paid by a Portfolio to non-U.S. investors on the income earned on an Underlying Fund’s portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property. Certain Underlying Funds may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (REITs). The sale of a U.S. real property interest by an Underlying Fund, or by a REIT or U.S. real property holding corporation in which an Underlying Fund invests, may trigger special tax consequences to a Portfolio’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as a Portfolio, as follows:

•

The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;

•	You are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution; and

•

If these conditions are met, Portfolio distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

•

In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Portfolio classified as a qualified investment entity, Portfolio Distributions to you attributable to gain realized by the Portfolio from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

Because each Portfolio expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Portfolios do not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Portfolio at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate. Whether for this purpose a Portfolio may look through to the exempt assets held by an Underlying Fund classified as a corporation is unclear. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent.

Transfers by gift of shares of a Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Portfolio.

This discussion of “Taxation of the Portfolios” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of DFAITC have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Underlying Funds, including all authorized traders of the Advisor.

The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Portfolios and Underlying Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Underlying Funds, and the interests of the Advisor or its affiliates. If the Corporate Governance Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to the Board of Directors/Trustees of the applicable Portfolio or Underlying Fund, or an authorized committee of such Board, and vote the proxy in accordance with the direction of the Board or its authorized committee.

The Advisor will usually vote proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to vote counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Underlying Fund.

Examples of some of the Voting Guidelines are described below. Under the Voting Guidelines proxies will usually be voted for: (i) the ratification of independent auditors (ii) the elimination of anti-takeover measures; and (iii) re-incorporation when the economic factors outweigh any negative governance changes. Pursuant to the Voting Guidelines proxies will usually be voted against: (i) the institution of anti-takeover measures (such as the institution of classified boards of directors and the creation of super majority provisions) and (ii) proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights. The Voting Guidelines also provide that certain proposals will be considered on a case-by-case basis, including: (i) mergers and acquisitions, which will be assessed to determine whether the transaction enhances shareholder value; (ii) proposals with respect to management compensation plans; (iii) proposals increasing the authorized common stock of a company and (iv) proposals with respect to the composition of a company’s Board of Directors. The Advisor may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a Portfolio or Underlying Fund.

The Advisor votes (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of a Portfolio or Underlying Fund and which seeks to maximize the value of that Portfolio’s or Underlying Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of a Portfolio or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of a Portfolio or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Underlying Fund’s investment and that it is in the Portfolio’s or Underlying Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local restrictions, customs, and other requirements or restrictions. The Advisor does not vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio or Underlying Fund associated with voting. The Advisor determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote.

The Advisor is in the process of retaining Institutional Shareholder Services (“ISS”), an independent third party service provider, to provide certain services with respect to proxy voting. ISS will provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effect votes on behalf of the Portfolios and Underlying Funds; and provide reports concerning the proxies voted. Although the Advisor may consider the recommendations of ISS on proxy issues, the Advisor remains ultimately responsible for all proxy voting decisions.

Information regarding how each of the Portfolios and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor’s website at http://www.dfaus.com and (iii) on the Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of DFAITC (the “Boards”) have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolios and Underlying Funds (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolios, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of holdings or a complete listing of holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. Each Portfolio and Underlying Fund generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the Portfolio’s or Underlying Fund’s total assets (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information regarding the Portfolio’s or Underlying Fund’s industry allocations. Each Portfolio and Underlying Fund generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://www.dfaus.com, three months following the month-end.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairmen, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about a Portfolio’s or Underlying Fund’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement is not subject to a time delay before dissemination.

As of February 28, 2007, the Advisor and the Portfolios had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
PFPC Trust Company	Fund Custodian	Daily

PFPC Inc.	Fund Administrator, Accounting Agent and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Semi-annually (based on fiscal year)

Citibank North American, Inc.	Middle office operational support service provider to the Advisor	Daily

Northern Trust Company	Monitoring investor exposure and investment strategy	Upon request

Bank of New York	Monitoring investor exposure and investment strategy	Upon request

Victorian Fund Management Corporation	Monitoring investor exposure and investment strategy	Upon request

Consulting Services Group LLC	Monitoring investor exposure and investment strategy	Upon request

Evaluation Associates LLC	Monitoring investor exposure and investment strategy	Quarterly

Wurts & Associates	Monitoring investor exposure and investment strategy	Monthly

Finance-Doc AG	Monitoring investor exposure and investment strategy	Upon request

Segal Advisors, Inc.	Monitoring investor exposure and investment strategy	Upon request

CTC Consulting, Inc.	Monitoring investor exposure and investment strategy	Quarterly

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. The Portfolios, the Underlying Funds, the Advisor or other parties do not receive any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of DIG, DEM, DFAIDG, DFAITC, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolios, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines that (1) the Portfolio or Underlying Fund, as applicable, has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the best interests of shareholders and will not adversely affect the shareholders, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the

Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of DIG, DEM, DFAIDG and DFAITC; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dfaus.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits a Portfolio, an Underlying Fund, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or Underlying Fund or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolios and Underlying Funds to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, is DIG’s independent registered public accounting firm. PwC audits DIG’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended November 30, 2006, as set forth in DIG’s annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations, which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

DIMENSIONAL INVESTMENT GROUP INC. (49/50)

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS.

(a)	Articles of Incorporation.

(1)	Articles of Restatement as filed with the State of Maryland on August 11, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(i)	Articles Supplementary as filed with the Maryland Secretary of State on December 19, 2003 re the addition of the:

*	Global Equity Portfolio Shares;
*	Global 25/75 Portfolio Shares; and
*	Global 60/40 Portfolio Shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(ii)	Articles of Amendment as filed with the Maryland Secretary of State on October 25, 2004 re the name change of the:

*	AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio;
*	AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio; and
*	AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 44/45 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2005.

(iii)	Articles Supplementary as filed with the Maryland Secretary of State on January 10, 2005 re the deletion of the:

*	DFA U.S. Small Cap Institutional Portfolio Shares;
*	U.S. Small Cap Portfolio K Shares;
*	U.S. Large Cap Value Portfolio K Shares;
*	U.S. Small XM Value Portfolio K Shares;
*	U.S. Large Company Portfolio K Shares;
*	DFA International Value Portfolio K Shares;
*	Emerging Markets Portfolio K Shares;

1

*	DFA One-Year Fixed Income Portfolio K Shares;
*	DFA Two-Year Global Fixed Income Portfolio K Shares;
*	DFA International Small Company Portfolio V Shares; and
*	DFA Emerging Markets Portfolio V Shares.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 44/45 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 30, 2005.

(iv)	Articles Supplementary as filed with the Maryland Secretary of State on May 11, 2006 re the allocation of additional shares to the:

*	DFA International Value Portfolio Shares
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.iv.

(b)	By-Laws.

(1)	Amended and Restated By-Laws of the Registrant as approved June 26, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Article Fifth of the Registrant’s Articles of Restatement.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(d)	Investment Advisory Contracts.

(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors LP (“DFA”) re the:

*	AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio

2

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re the:

*	RWB/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA Two-Year Government Portfolio to
AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(3)	Investment Advisory Agreement between the Registrant and DFA re the:

*	Global Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Investment Advisory Agreement between the Registrant and DFA re the:

*	Global 60/40 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

3

(5)	Investment Advisory Agreement between the Registrant and DFA re the:

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(e)	Underwriting Contracts.

(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K

4

*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

5

*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Form of Addendum Number Eight re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 14, 2003.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Ten re the addition of:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(h)	Other Material Contracts.

(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.

6

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

7

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

8

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Ten re the addition of:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(2)	Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re the addition of:

*	Tax-Managed U.S. Marketwide Value Portfolio XI
*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iii)	Addendum Number Three re the addition of:

*	U.S. 6-10 Small Company Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. 4-10 Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K

9

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:

*	Dividend-Managed U.S. Large Company Portfolio II
*	Dividend-Managed U.S. Large Company Complement Portfolio II
*	Dividend-Managed U.S. Marketwide Value Portfolio II
*	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

10

(vii)	Addendum Number Seven re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(ix)	Addendum Number Nine re the addition of:

*	DFA International Small Company Portfolio V
*	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(x)	Addendum Number Eleven re the addition of:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(3)	Administration Agreements between the Registrant and DFA.

(i)	Dated May 3, 1993 re the:

*	DFA U.S. Small Cap Institutional Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Form of Addendum Number One re the reflection of the following name change:

*	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

11

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001.

(ii)	Dated December 1, 1993 re the:

*	DFA International Value Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iii)	Dated July 1, 1994 re the:

*	DFA International Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iv)	Dated January 1, 1994 re the:

*	U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(v)	Dated July 1, 1994 re the:

*	U.S. Large Cap Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(vi)	Dated December 20, 1994 re the:

*	U.S. Large Cap Value Portfolio III

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(vii)	Dated December 20, 1994 re the:

*	DFA International Value Portfolio III

12

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(viii)	Dated March 1, 1996 re the:

*	AAM/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

(aa)	Addendum Number One re the reflection of the following name change:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ix)	Form of Dated July 20, 1997 re the:

*	DFA International Value Portfolio IV

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	June 20, 1997.

(x)	Form of Amended and Restated re the:

*	Emerging Markets Portfolio II
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.3.x.

(xi)	Dated December 8, 1998 re the:

*	Tax-Managed U.S. Marketwide Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(xii)	Dated September 13, 1999 re the:

*	U.S. Large Company Institutional Index Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 29, 2004.

13

(xiii)	Amended and Restated Administration Agreement re the:

*	U.S. Small Cap Portfolio K
*	U.S. Large Cap Value Portfolio K
*	U.S. Small XM Value Portfolio K
*	U.S. Large Company Portfolio K
*	DFA International Value Portfolio K
*	Emerging Markets Portfolio K
*	DFA One-Year Fixed Income Portfolio K
*	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001

(aa)	Form of Addendum Number One re the reflection of the following name changes:

*	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001.

(xiv)	Administration Agreement re the:

*	Global Equity Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(xv)	Administration Agreement re the:

*	Global 60/40 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(xvi)	Administration Agreement re the:

*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

14

(4)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)	Dated March 13, 1996 re the:

*	RWB/DFA Two-Year Government Portfolio

Incorporated by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re the:

*	RWB/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:

*	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Dated March 13, 1996 re the:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

15

(bb)	Amendment Number Two re the reflection of the following name change:

*	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:

*	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(iii)	Dated March 13, 1996 re the:

*	RWB/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amendment dated March 13, 1996 re

*	RWB/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Addendum Number Two re the reflection of the following name change:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

16

(5)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.

(6)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:

*	U.S. Small Cap Portfolio II;
*	U.S. Large Cap Portfolio II; and
*	DFA International Value Portfolio II

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(7)	Form of Amended and Restated Expense Waiver and Assumption Agreement between the Registrant and DFA.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.7.

(i)	Legal Opinion.

(1)	Opinion of Stradley, Ronon, Stevens & Young, LLP.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.i.1.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers LLP
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.j.1.

(2)	Consent of PricewaterhouseCoopers LLP re DFA International Value Portfolio.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 88/89 to DFA Investment Dimensions Group Inc.’s Registration Statement on Form N-1A.
File Nos.:	2-73948 and 811-3258.
Filing Date:	March 30, 2007.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

Not applicable.

17

(n)	Rule 18f-3 Plan.

(1)	Multiple Class Plan Pursuant to Rule 18f-3, adopted September 5, 2003, re the:

*	Global Equity Portfolio
*	Global 60/40 Portfolio
*	Global 25/75 Portfolio

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.o.1.

(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30, 2007, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff J. Jeon as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.o.2.

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant, the Advisor and the Underwriter.

Incorporated herein by reference to:

Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

18

ITEM 25.	INDEMNIFICATION.

(1)	Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)	provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)	To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)	Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)

Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 1299 Ocean Avenue, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three

19

other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
M. Akbar Ali 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darryl Avery 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Arthur H. Barlow 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Scott A. Bosworth 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Valerie A. Brown 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

20

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
David P. Butler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick Carter 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Stephen A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Truman A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert P. Cornell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Christopher S. Crossan 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

James L. Davis 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert T. Deere 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert W. Dintzner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kenneth Elmgren 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Richard A. Eustice 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

21

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Eugene F. Fama, Jr. 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Gretchen A. Flicker 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Glenn S. Freed 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jennifer Fromm 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Mark R. Gochnour 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Henry F. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

John T. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Darla Hastings 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joel H. Hefner 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Julie C. Henderson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Fund Controller	Vice President and Fund Controller

Kevin B. Hight 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

22

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Christine W. Ho 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jeff J. Jeon 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Patrick M. Keating 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joseph F. Kolerich 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael F. Lane 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kristina M. LaRusso 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Juliet H. Lee 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Natalie Maniaci 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David R. Martin 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer

Heather E. Mathews 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David M. New 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

23

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Catherine L. Newell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Secretary	Vice President and Secretary

Gerard K. O’Reilly 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carmen Palafox 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Sonya K. Park 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David A. Plecha 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Eduardo A. Repetto 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Chief Investment Officer	Vice President and Chief Investment Officer

L. Jacobo Rodríguez 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael T. Scardina 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

David E. Schneider 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ted R. Simpson 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Bryce D. Skaff 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

24

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Grady M. Smith 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carl G. Snyder 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Lawrence R. Spieth 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Bradley G. Steiman Suite 910, 1055 West Hastings Vancouver, B.C. V6E 2E9	Vice President	Vice President

Karen E. Umland 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Carol W. Wardlaw 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	Vice President

Weston J. Wellington 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Daniel M. Wheeler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Ryan Wiley 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Paul E. Wise 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Dimensional Fund Advisors LP 1299 Ocean Avenue Santa Monica, CA 90401	Shareholder

(c)	Not applicable.

25

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.	1299 Ocean Avenue Santa Monica, CA 90401

PFPC Inc.	301 Bellevue Parkway Wilmington, DE 19809

ITEM 29.	MANAGEMENT SERVICES.

None.

ITEM 30.	UNDERTAKINGS.

Not applicable.

26

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused Post-Effective Amendment No. 49/50 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 30th day of March, 2007.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 49/50 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Director, Chairman and Chief Executive Officer	March 30, 2007

/s/ Rex A. Sinquefield* Rex A. Sinquefield	Director	March 30, 2007

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	March 30, 2007

/s/ George M. Constantinides* George M. Constantinides	Director	March 30, 2007

/s/ John P. Gould* John P. Gould	Director	March 30, 2007

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Director	March 30, 2007

/s/ Myron S. Scholes* Myron S. Scholes	Director	March 30, 2007

/s/ Abbie J. Smith* Abbie J. Smith	Director	March 30, 2007

/s/ Robert C. Merton* Robert C. Merton	Director	March 30, 2007

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

27

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 30th day of March, 2007.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ David G. Booth*
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 49/50 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Trustee, Chairman and Chief Executive Officer	March 30, 2007

/s/ Rex A. Sinquefield* Rex A. Sinquefield	Trustee	March 30, 2007

/s/ David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	March 30, 2007

/s/ George M. Constantinides* George M. Constantinides	Trustee	March 30, 2007

/s/ John P. Gould* John P. Gould	Trustee	March 30, 2007

/s/ Roger G. Ibbotson* Roger G. Ibbotson	Trustee	March 30, 2007

/s/ Myron S. Scholes* Myron S. Scholes	Trustee	March 30, 2007

/s/ Abbie J. Smith* Abbie J. Smith	Trustee	March 30, 2007

/s/ Robert C. Merton* Robert C. Merton	Trustee	March 30, 2007

* By:	/s/ Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

28

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description
23(a)(iv)	EX-99.a.iv	Articles Supplementary

23(h)(3)(x)	EX-99.h.3.x	Form of Amended and Restated Administration Agreement

23(h)(7)	EX-99.h.7	Form of Amended and Restated Expense Waiver and Assumption Agreement

23(i)	EX-99.i.1	Legal Opinion

23(j)(1)	EX-99.j.1	Consent of PricewaterhouseCoopers LLP

23(o)(1)	EX-99.o.1	Powers-of-Attorney

23(o)(2)	EX-99.o.2	Powers-of-Attorney

29